AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 6, 2023

1933 Act Registration File No.: 333-264478

1940 Act File No.: 811-23793

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 130	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 133	☑

TIDAL TRUST II

(Exact Name of Registrant as Specified in Charter)

234 W Florida St, Suite 203

Milwaukee, WI 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (844) 986-7700

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 W Florida St, Suite 203 Milwaukee, WI 53204	Domenick Pugliese Sullivan & Worcester LLP 1633 Broadway, 32nd Floor New York, NY 10019

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☑	on (October 9, 2023) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

Explanatory Note:This Post-Effective Amendment No. 130 to the Registration Statement of Tidal Trust II (the “Trust”) is being filed to respond to Staff comments with respect to the registration of YieldMax AI Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax ZM Option Income Strategy ETF, YieldMax ADBE Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF, and YieldMax TGT Option Income Strategy ETF, as eleven new series of the Trust and to make other permissible changes under Rule 485(b).

YieldMax AI Option Income Strategy ETF (AIYY)

YieldMax ROKU Option Income Strategy ETF (ROKY)

YieldMax SNOW Option Income Strategy ETF (SNOY)

YieldMax ZM Option Income Strategy ETF (ZMY)

YieldMax ADBE Option Income Strategy ETF (ADBY)

YieldMax NKE Option Income Strategy ETF (NKEY)

YieldMax ORCL Option Income Strategy ETF (ORCY)

YieldMax INTC Option Income Strategy ETF (INYY)

YieldMax BIIB Option Income Strategy ETF (BIYY)

YieldMax BA Option Income Strategy ETF (BAYY)

YieldMax TGT Option Income Strategy ETF (TGTY)

listed on NYSE Arca, Inc.

PROSPECTUS

October 9, 2023

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

SUMMARY INFORMATION

YieldMax AI Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of C3.ai, Inc. (“AI”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)

The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses.

(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the common stock of C3.ai, Inc. (“AI”), subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to AI regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of AI, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive additional income when the value of AI increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of AI,
●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of AI.

For more information, see sections “The Fund’s Use of AI Option Contracts” and “Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is Toroso Investments, LLC (“Toroso” or the “Adviser”) and the investment sub-adviser is ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by AI.
●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of AI.

That is, although the Fund may not fully participate in gains in AI’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in AI

●	The Fund’s strategy will cap its potential gains if AI shares increase in value.
●	The Fund’s strategy is subject to all potential losses if AI shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in AI.
●	Fund shareholders are not entitled to any AI dividends.

Additional information regarding AI is also set forth below.

The Fund’s Use of AI Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of AI.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of AI) at a specified price (the “strike price”).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of AI, which gives the Fund the right or obligation to receive or deliver shares of AI on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	As part of its strategy, the Fund will write (sell) call option contracts on AI to generate income. Since the Fund does not directly own AI, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of AI's share price appreciation (generally no more than 15%) in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current AI share price.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to AI, which allows the Fund to seek to participate in the changes, up or down, in the price of AI’s stock.
●	Covered call writing (where AI call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to AI, the Fund will buy AI call options and, simultaneously, sell AI put options to try to replicate the price movements of AI. The call options purchased by the Fund and the put options sold by the Fund will generally have six-month to one-year terms and strike prices that are approximately equal to the then-current share price of AI at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of AI for the duration of the applicable options exposure.

2.	Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on AI to generate income. Since the Fund does not directly own AI, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of AI's share price appreciation (generally no more than 15%) in a given month. To do so,  the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current AI share price.

It is important to note that the sale of the AI call option contracts will limit the Fund’s participation in the appreciation in AI’s stock price. If the stock price of AI increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if AI’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to AI and the sold (short) AI call positions) will limit the Fund’s participation in gains in the AI stock price beyond a certain point.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to AI through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on AI as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the buyer pays to the seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in AI stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs AI

For the reasons stated above, the Fund’s performance will differ from that of AI’s stock price. The performance differences will depend on, among other things, the price of AI, changes in the price of the AI options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax AI Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of AI)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of AI at the time of purchase) to provide indirect exposure to positive price returns of AI.

If the stock of AI increases, these options will generate corresponding increases to the Fund.

6-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of AI at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by AI.

6-month to one-year expiration dates
Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of AI at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides investment exposure to AI equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

C3.ai, Inc. (“AI”)

AI is an “artificial intelligence” application software company. AI is listed on the New York Stock Exchange (“NYSE”). Per AI’s most recent Form 10-K filing, the aggregate market value of the voting stock held by non-affiliates of AI (based on the last reported sale price of its class A common stock on October 31, 2022) was approximately $886.7 million.

AI is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by AI pursuant to the Exchange Act can be located by reference to the SEC file number 001-39744 through the SEC’s website at www.sec.gov. In addition, information regarding AI may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to AI or other securities of AI. The Fund has derived all disclosures contained in this document regarding AI from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to AI. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AI is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AI (and therefore the price of AI at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning AI could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of AI.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH AI.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to AI. As of the date of the Prospectus, AI is assigned to the software industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

AI Risk. The Fund invests in options contracts that are based on the value of AI. This subjects the Fund to certain of the same risks as if it owned shares of AI, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of AI, the Fund may also be subject to the following risks:

Indirect Investment in AI Risk. AI is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of AI but will be exposed to the performance of AI (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

AI Trading Risk. The trading price of AI may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of AI may be traded by short sellers which may put pressure on the supply and demand for the common stock of AI, further influencing volatility in its market price. Public perception and other factors outside of the control of AI may additionally impact AI’s stock price due to AI garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against AI in the past. While AI continues to defend such actions, any judgment against AI, or any future stockholder litigation could result in substantial costs and a diversion of the management of AI’s attention and resources. If AI trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

AI Performance Risk. AI may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of AI to decline. AI provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance AI provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If AI’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by AI could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of AI and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of AI. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to AI through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by AI over the Call Period. This means that if AI experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform AI over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by AI over each Call Period, but has full exposure to any decreases in value experienced by AI over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of AI. The degree of participation in AI gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of AI, changes in interest rates, changes in the actual or perceived volatility of AI and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of AI changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of AI. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the AI will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by AI.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of AI and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of AI will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of AI, or the Fund may even lose money, even if the AI share price has appreciated by at least that much over such period, if during any month over that period AI had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of AI and its returns will depend not only on the price of AI but also on the path that AI takes over time.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as AI’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with AI. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (AI), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a "synthetic" strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of AI and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.elevateshares.com.

Management

Investment Adviser: Toroso Investments, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: ZEGA Financial, LLC serves as the investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Mick Brokaw, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Jay Pestrichelli, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Qiao Duan, CFA, Portfolio Manager for Toroso, has been a portfolio manager of the Fund since its inception in 2023.

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

CFA® is a registered trademark owned by the CFA Institute.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.elevateshares.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax ROKU Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of ROKU, Inc. (“ROKU”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the common stock of ROKU, Inc. ("ROKU"), subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to ROKU regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of ROKU, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive additional income when the value of ROKU increases. The Fund's options contracts provide:

●	indirect exposure to the share price returns of ROKU,
●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of ROKU.

For more information, see sections “The Fund’s Use of ROKU Option Contracts” and “Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is Toroso Investments, LLC (“Toroso” or the “Adviser”) and the investment sub-adviser is ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by ROKU.
●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of ROKU.

That is, although the Fund may not fully participate in gains in ROKU’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in ROKU

●	The Fund’s strategy will cap its potential gains if ROKU shares increase in value.
●	The Fund’s strategy is subject to all potential losses if ROKU shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in ROKU.

●	Fund shareholders are not entitled to any ROKU dividends.

Additional information regarding ROKU is also set forth below.

The Fund’s Use of ROKU Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of ROKU.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of ROKU) at a specified price (the “strike price”).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of ROKU, which gives the Fund the right or obligation to receive or deliver shares of ROKU on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to ROKU, which allows the Fund to seek to participate in the changes, up or down, in the price of ROKU’s stock.
●	Covered call writing (where ROKU call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to ROKU, the Fund will buy ROKU call options and, simultaneously, sell ROKU put options to try to replicate the price movements of ROKU. The call options purchased by the Fund and the put options sold by the Fund will generally have six-month to one-year terms and strike prices that are approximately equal to the then-current share price of ROKU at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of ROKU for the duration of the applicable options exposure.

2.	Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on ROKU to generate income. Since the Fund does not directly own ROKU, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of ROKU's share price appreciation (generally no more than 15%) in a given month. To do so,  the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current ROKU share price.

It is important to note that the sale of the ROKU call option contracts will limit the Fund’s participation in the appreciation in ROKU’s stock price. If the stock price of ROKU increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if ROKU’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to ROKU and the sold (short) ROKU call positions) will limit the Fund’s participation in gains in the ROKU stock price beyond a certain point.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to ROKU through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on ROKU as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the buyer pays to the seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in ROKU stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs ROKU

For the reasons stated above, the Fund’s performance will differ from that of ROKU’s stock price. The performance differences will depend on, among other things, the price of ROKU, changes in the price of the ROKU options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax ROKU Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of ROKU)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of ROKU at the time of purchase) to provide indirect exposure to positive price returns of ROKU.

If the stock of ROKU increases, these options will generate corresponding increases to the Fund.

6-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of ROKU at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by ROKU.

6-month to one-year expiration dates
Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of ROKU at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides investment exposure to ROKU equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

ROKU, Inc. (“ROKU”)

ROKU is a TV streaming platform in the United States, Mexico, and Canada. ROKU is listed on the The Nasdaq Global Select Market. Per ROKU’s most recent Form 10-K filing, the aggregate market value of the voting stock held by non-affiliates of ROKU as of June 30, 2022 was approximately $9.9 billion.

ROKU is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ROKU pursuant to the Exchange Act can be located by reference to the SEC file number 001-38211 through the SEC’s website at www.sec.gov. In addition, information regarding ROKU may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to ROKU or other securities of ROKU. The Fund has derived all disclosures contained in this document regarding ROKU from publicly available documents None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to ROKU. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ROKU is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ROKU (and therefore the price of ROKU at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ROKU could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of ROKU.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH ROKU.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to ROKU. As of the date of the Prospectus, ROKU is assigned to the entertainment industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

ROKU Risk. The Fund invests in options contracts that are based on the value of ROKU. This subjects the Fund to certain of the same risks as if it owned shares of ROKU, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of ROKU, the Fund may also be subject to the following risks:

Indirect Investment in ROKU Risk. ROKU is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of ROKU but will be exposed to the performance of ROKU (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

ROKU Trading Risk. The trading price of ROKU may exhibit high volatility and could continue to experience wide fluctuations due to various factors. The stock market at large, and the market for entertainment companies specifically, has seen extreme price and volume fluctuations often unrelated or disproportionate to the operating performance of these entities. Notably, a sizable proportion of ROKU shares may be traded by short sellers, potentially impacting the supply and demand for ROKU's common stock and further influencing volatility in its market price. Public perception and other external factors beyond ROKU's control may also impact ROKU’s stock price, especially given ROKU attracting a disproportionate degree of public attention, irrespective of actual operating performance. Furthermore, in the past, following periods of market volatility and fluctuation in a company's stock price, securities class action litigation has often been initiated against such companies. Similar stockholder litigation has been filed against ROKU previously. While ROKU continues to defend against such actions, any adverse judgment, or any future stockholder litigation could result in substantial costs and divert the management of ROKU’s focus and resources. In the event trading of ROKU is halted, trading in shares of the ROKU Fund may be affected, either temporarily or indefinitely.

ROKU Performance Risk. ROKU may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ROKU to decline. ROKU provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ROKU provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If ROKU’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ROKU could decline significantly.

Entertainment Industry Risk: The entertainment industry, which is a separate industry within the communication services sector, is highly competitive and relies on consumer spending and the availability of disposable income for success. The prices of the securities of companies in the entertainment industry may fluctuate widely due to competitive pressures, heavy expenses incurred for research and development of products, problems related to bringing products to market, consumer preferences and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the entertainment industry.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of ROKU and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of ROKU. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to ROKU through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by ROKU over the Call Period. This means that if ROKU experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform ROKU over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by ROKU over each Call Period, but has full exposure to any decreases in value experienced by ROKU over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of ROKU. The degree of participation in ROKU gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of ROKU, changes in interest rates, changes in the actual or perceived volatility of ROKU and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of ROKU changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of ROKU. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the ROKU will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by ROKU.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, the underlying stock may pay dividends, the Fund's returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of ROKU and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of ROKU will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of ROKU, or the Fund may even lose money, even if the ROKU share price has appreciated by at least that much over such period, if during any month over that period ROKU had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of ROKU and its returns will depend not only on the price of ROKU but also on the path that ROKU takes over time.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as ROKU’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with ROKU. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (ROKU), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a "synthetic" strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of ROKU and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.elevateshares.com.

Management

Investment Adviser: Toroso Investments, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: ZEGA Financial, LLC serves as the investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Mick Brokaw, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Jay Pestrichelli, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Qiao Duan, CFA, Portfolio Manager for Toroso, has been a portfolio manager of the Fund since its inception in 2023.

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

CFA® is a registered trademark owned by the CFA Institute.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.elevateshares.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax SNOW Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Snowflake Inc. (“SNOW”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the common stock of Snowflake Inc. (“SNOW”), subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to SNOW regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of SNOW, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive additional income when the value of SNOW increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of SNOW,
●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of SNOW.

For more information, see sections “The Fund’s Use of SNOW Option Contracts” and “Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is Toroso Investments, LLC (“Toroso” or the “Adviser”) and the investment sub-adviser is ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by SNOW.
●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of SNOW.

That is, although the Fund may not fully participate in gains in SNOW’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in SNOW

●	The Fund’s strategy will cap its potential gains if SNOW shares increase in value.
●	The Fund’s strategy is subject to all potential losses if SNOW shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in SNOW.

●	Fund shareholders are not entitled to any SNOW dividends.

Additional information regarding SNOW is also set forth below.

The Fund’s Use of SNOW Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of SNOW.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of SNOW) at a specified price (the “strike price”).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of SNOW, which gives the Fund the right or obligation to receive or deliver shares of SNOW on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to SNOW, which allows the Fund to seek to participate in the changes, up or down, in the price of SNOW’s stock.
●	Covered call writing (where SNOW call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to SNOW, the Fund will buy SNOW call options and, simultaneously, sell SNOW put options to try to replicate the price movements of SNOW. The call options purchased by the Fund and the put options sold by the Fund will generally have six-month to one-year terms and strike prices that are approximately equal to the then-current share price of SNOW at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of SNOW for the duration of the applicable options exposure.

2.	Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on SNOW to generate income. Since the Fund does not directly own SNOW, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of SNOW's share price appreciation (generally no more than 15%) in a given month. To do so,  the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current SNOW share price.

It is important to note that the sale of the SNOW call option contracts will limit the Fund’s participation in the appreciation in SNOW’s stock price. If the stock price of SNOW increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if SNOW’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to SNOW and the sold (short) SNOW call positions) will limit the Fund’s participation in gains in the SNOW stock price beyond a certain point.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to SNOW through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on SNOW as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the buyer pays to the seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in SNOW stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs SNOW

For the reasons stated above, the Fund’s performance will differ from that of SNOW’s stock price. The performance differences will depend on, among other things, the price of SNOW, changes in the price of the SNOW options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax SNOW Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of SNOW)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of SNOW at the time of purchase) to provide indirect exposure to positive price returns of SNOW.

If the stock of SNOW increases, these options will generate corresponding increases to the Fund.

6-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of SNOW at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by SNOW.

6-month to one-year expiration dates
Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of SNOW at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides investment exposure to SNOW equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Snowflake Inc. (“SNOW”)

SNOW is a cloud-based data platform for various organizations in the United States and internationally. SNOW is listed on the New York Stock Exchange. Per SNOW’s most recent Form 10-K filing, the aggregate market value of the voting stock, as of July 29, 2022, held by non-affiliates of SNOW was approximately $46.2 billion.

SNOW is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SNOW pursuant to the Exchange Act can be located by reference to the SEC file number 001-39504 through the SEC’s website at www.sec.gov. In addition, information regarding SNOW may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to SNOW or other securities of SNOW. The Fund has derived all disclosures contained in this document regarding SNOW from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to SNOW. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SNOW is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SNOW (and therefore the price of SNOW at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SNOW could affect the value received with respect to the securities and therefore the value of these securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of SNOW.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH SNOW.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industries as that assigned to SNOW. As of the date of the Prospectus, SNOW is assigned to the information technology services industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

SNOW Risk. The Fund invests in options contracts that are based on the value of SNOW. This subjects the Fund to certain of the same risks as if it owned shares of SNOW, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of SNOW, the Fund may also be subject to the following risks:

Indirect Investment in SNOW Risk. SNOW is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of SNOW but will be exposed to the performance of SNOW (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

SNOW Trading Risk. The trading price of SNOW may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of SNOW may be traded by short sellers which may put pressure on the supply and demand for the common stock of SNOW, further influencing volatility in its market price. Public perception and other factors outside of the control of SNOW may additionally impact SNOW’s stock price due to SNOW garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against SNOW in the past. While SNOW continues to defend such actions, any judgment against SNOW, or any future stockholder litigation could result in substantial costs and a diversion of the management of SNOW’s attention and resources. If SNOW trading is halted, trading in Shares of the SNOW Fund may be impacted, either temporarily or indefinitely.

SNOW Performance Risk. SNOW may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of SNOW to decline. SNOW provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance SNOW provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If SNOW’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by SNOW could decline significantly.

Information Technology Services Industry Risk. The information technology services industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the information technology services industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of SNOW and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of SNOW. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to SNOW through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by SNOW over the Call Period. This means that if SNOW experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform SNOW over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by SNOW over each Call Period, but has full exposure to any decreases in value experienced by SNOW over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of SNOW. The degree of participation in SNOW gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of SNOW, changes in interest rates, changes in the actual or perceived volatility of SNOW and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of SNOW changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of SNOW. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the SNOW will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by SNOW.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of SNOW and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of SNOW will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of SNOW, or the Fund may even lose money, even if the SNOW share price has appreciated by at least that much over such period, if during any month over that period SNOW had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of SNOW and its returns will depend not only on the price of SNOW but also on the path that SNOW takes over time.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading.Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as SNOW’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with SNOW. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (SNOW), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk.The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a "synthetic" strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of SNOW and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.elevateshares.com.

Management

Investment Adviser: Toroso Investments, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: ZEGA Financial, LLC serves as the investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Mick Brokaw, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Jay Pestrichelli, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Qiao Duan, CFA, Portfolio Manager for Toroso, has been a portfolio manager of the Fund since its inception in 2023.

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

CFA® is a registered trademark owned by the CFA Institute.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.elevateshares.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax ZM Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Zoom Video Communications, Inc. (“ZM”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the common stock of Zoom Video Communications, Inc. (“ZM”), subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to ZM regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of ZM, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive additional income when the value of ZM increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of ZM,
●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of ZM.

For more information, see sections “The Fund’s Use of ZM Option Contracts” and “Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is Toroso Investments, LLC (“Toroso” or the “Adviser”) and the investment sub-adviser is ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by ZM.
●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of ZM.

That is, although the Fund may not fully participate in gains in ZM’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in ZM

●	The Fund’s strategy will cap its potential gains if ZM shares increase in value.
●	The Fund’s strategy is subject to all potential losses if ZM shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in ZM.
●	Fund shareholders are not entitled to any ZM dividends.

Additional information regarding ZM is also set forth below.

The Fund’s Use of ZM Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of ZM.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of ZM) at a specified price (the “strike price”).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of ZM, which gives the Fund the right or obligation to receive or deliver shares of ZM on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to ZM, which allows the Fund to seek to participate in the changes, up or down, in the price of ZM’s stock.
●	Covered call writing (where ZM call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to ZM, the Fund will buy ZM call options and, simultaneously, sell ZM put options to try to replicate the price movements of ZM. The call options purchased by the Fund and the put options sold by the Fund will generally have six-month to one-year terms and strike prices that are approximately equal to the then-current share price of ZM at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of ZM for the duration of the applicable options exposure.

2.	Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on ZM to generate income. Since the Fund does not directly own ZM, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of ZM's share price appreciation (generally no more than 15%) in a given month. To do so,  the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current ZM share price.

It is important to note that the sale of the ZM call option contracts will limit the Fund’s participation in the appreciation in ZM’s stock price. If the stock price of ZM increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if ZM’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to ZM and the sold (short) ZM call positions) will limit the Fund’s participation in gains in the ZM stock price beyond a certain point.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to ZM through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on ZM as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the buyer pays to the seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in ZM stock prices. However, other elements like interest rates can also influence the income level.

●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs ZM

For the reasons stated above, the Fund’s performance will differ from that of ZM’s stock price. The performance differences will depend on, among other things, the price of ZM, changes in the price of the ZM options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax ZM Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of ZM)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of ZM at the time of purchase) to provide indirect exposure to positive price returns of ZM.

If the stock of ZM increases, these options will generate corresponding increases to the Fund.

6-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of ZM at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by ZM.

6-month to one-year expiration dates
Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of ZM at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides investment exposure to ZM equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Zoom Video Communications, Inc. (“ZM”)

ZM provides a global video communications platform. ZM is listed on The NASDAQ Global Select Market. Per ZM’s most recent Form 10-K filing, the aggregate market value of ZM’s Class A common stock, as of July 29, 2022, held by its non-affiliates was approximately $26.1 billion.

ZM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ZM pursuant to the Exchange Act can be located by reference to the SEC file number 001-38865 through the SEC’s website at www.sec.gov. In addition, information regarding ZM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to ZM or other securities of ZM. The Fund has derived all disclosures contained in this document regarding ZM from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to ZM. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ZM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ZM (and therefore the price of ZM at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ZM could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of ZM.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH ZM.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to ZM. As of the date of the Prospectus, ZM is assigned to the software industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

ZM Risk. The Fund invests in options contracts that are based on the value of ZM. This subjects the Fund to certain of the same risks as if it owned shares of ZM, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of ZM, the Fund may also be subject to the following risks:

Indirect Investment in ZM Risk. ZM is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of ZM but will be exposed to the performance of ZM (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

ZM Trading Risk. The trading price of ZM may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of ZM may be traded by short sellers which may put pressure on the supply and demand for the common stock of ZM, further influencing volatility in its market price. Public perception and other factors outside of the control of ZM may additionally impact ZM’s stock price due to ZM garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against ZM in the past. While ZM continues to defend such actions, any judgment against ZM, or any future stockholder litigation could result in substantial costs and a diversion of the management of ZM’s attention and resources. If ZM trading is halted, trading in Shares of the ZM Fund may be impacted, either temporarily or indefinitely.

ZM Performance Risk. ZM may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ZM to decline. ZM provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ZM provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If ZM’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ZM could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of ZM and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of ZM. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to ZM through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by ZM over the Call Period. This means that if ZM experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform ZM over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by ZM over each Call Period, but has full exposure to any decreases in value experienced by ZM over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of ZM. The degree of participation in ZM gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of ZM, changes in interest rates, changes in the actual or perceived volatility of ZM and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of ZM changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of ZM. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the ZM will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by ZM.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of ZM and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of ZM will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of ZM, or the Fund may even lose money, even if the ZM share price has appreciated by at least that much over such period, if during any month over that period ZM had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of ZM and its returns will depend not only on the price of ZM but also on the path that ZM takes over time.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as ZM’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with ZM. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (ZM), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a "synthetic" strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of ZM and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.elevateshares.com.

Management

Investment Adviser: Toroso Investments, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: ZEGA Financial, LLC serves as the investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Mick Brokaw, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Jay Pestrichelli, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Qiao Duan, CFA, Portfolio Manager for Toroso, has been a portfolio manager of the Fund since its inception in 2023.

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

CFA® is a registered trademark owned by the CFA Institute.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.elevateshares.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax ADBE Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Adobe Inc. (“ADBE”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the advisory and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the common stock of Adobe Inc. (“ADBE”), subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to ADBE regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of ADBE, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive additional income when the value of ADBE increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of ADBE,
●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of ADBE.

For more information, see sections “The Fund’s Use of ADBE Option Contracts” and “Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is Toroso Investments, LLC (“Toroso” or the “Adviser”) and the investment sub-adviser is ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by ADBE.
●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of ADBE.

That is, although the Fund may not fully participate in gains in ADBE’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in ADBE

●	The Fund’s strategy will cap its potential gains if ADBE shares increase in value.
●	The Fund’s strategy is subject to all potential losses if ADBE shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in ADBE.

●	Fund shareholders are not entitled to any ADBE dividends.

Additional information regarding ADBE is also set forth below.

The Fund’s Use of ADBE Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of ADBE.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of ADBE) at a specified price (the “strike price”).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of ADBE, which gives the Fund the right or obligation to receive or deliver shares of ADBE on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to ADBE, which allows the Fund to seek to participate in the changes, up or down, in the price of ADBE’s stock.
●	Covered call writing (where ADBE call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to ADBE, the Fund will buy ADBE call options and, simultaneously, sell ADBE put options to try to replicate the price movements of ADBE. The call options purchased by the Fund and the put options sold by the Fund will generally have six-month to one-year terms and strike prices that are approximately equal to the then-current share price of ADBE at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of ADBE for the duration of the applicable options exposure.

2.	Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on ADBE to generate income. Since the Fund does not directly own ADBE, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of ADBE's share price appreciation (generally no more than 15%) in a given month. To do so,  the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current ADBE share price.

It is important to note that the sale of the ADBE call option contracts will limit the Fund’s participation in the appreciation in ADBE’s stock price. If the stock price of ADBE increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if ADBE’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to ADBE and the sold (short) ADBE call positions) will limit the Fund’s participation in gains in the ADBE stock price beyond a certain point.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to ADBE through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on ADBE as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the buyer pays to the seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in ADBE stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs ADBE

For the reasons stated above, the Fund’s performance will differ from that of ADBE’s stock price. The performance differences will depend on, among other things, the price of ADBE, changes in the price of the ADBE options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax ADBE Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of ADBE)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of ADBE at the time of purchase) to provide indirect exposure to positive price returns of ADBE.

If the stock of ADBE increases, these options will generate corresponding increases to the Fund.

6-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of ADBE at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by ADBE.

6-month to one-year expiration dates
Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of ADBE at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides investment exposure to ADBE equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Adobe Inc. (“ADBE”)

ADBE is a diversified software company, which offers a line of products and services for, among other things, creating, managing, and delivering content. ADBE is listed on NASDAQ. Per ADBE’s most recent Form 10-K filing, the aggregate market value of common equity, as of June 30, 2022, held by non-affiliates of ADBE was approximately $159 billion.

ADBE is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ADBE pursuant to the Exchange Act can be located by reference to the SEC file number 0-15175 through the SEC’s website at www.sec.gov. In addition, information regarding ADBE may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to ADBE or other securities of ADBE. The Fund has derived all disclosures contained in this document regarding ADBE from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to ADBE. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ADBE is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ADBE (and therefore the price of ADBE at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ADBE could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of ADBE.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH ADBE.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to ADBE. As of the date of the Prospectus, ADBE is assigned to the software industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

ADBE Risk. The Fund invests in options contracts that are based on the value of ADBE. This subjects the Fund to certain of the same risks as if it owned shares of ADBE, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of ADBE, the Fund may also be subject to the following risks:

Indirect Investment in ADBE Risk. ADBE is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of ADBE but will be exposed to the performance of ADBE (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

ADBE Trading Risk. The trading price of ADBE may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of ADBE may be traded by short sellers which may put pressure on the supply and demand for the common stock of ADBE, further influencing volatility in its market price. Public perception and other factors outside of the control of ADBE may additionally impact ADBE’s stock price due to ADBE garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against ADBE in the past. While ADBE continues to defend such actions, any judgment against ADBE, or any future stockholder litigation could result in substantial costs and a diversion of the management of ADBE’s attention and resources. If ADBE trading is halted, trading in Shares of the ADBE Fund may be impacted, either temporarily or indefinitely.

ADBE Performance Risk. ADBE may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ADBE to decline. ADBE provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ADBE provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If ADBE’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ADBE could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of ADBE and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of ADBE. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to ADBE through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by ADBE over the Call Period. This means that if ADBE experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform ADBE over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by ADBE over each Call Period, but has full exposure to any decreases in value experienced by ADBE over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of ADBE. The degree of participation in ADBE gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of ADBE, changes in interest rates, changes in the actual or perceived volatility of ADBE and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of ADBE changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of ADBE. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the ADBE will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by ADBE.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of ADBE and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of ADBE will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of ADBE, or the Fund may even lose money, even if the ADBE share price has appreciated by at least that much over such period, if during any month over that period ADBE had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of ADBE and its returns will depend not only on the price of ADBE but also on the path that ADBE takes over time.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as ADBE’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with ADBE. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (ADBE), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a "synthetic" strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of ADBE and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.elevateshares.com.

Management

Investment Adviser: Toroso Investments, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: ZEGA Financial, LLC serves as the investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Mick Brokaw, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Jay Pestrichelli, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Qiao Duan, CFA, Portfolio Manager for Toroso, has been a portfolio manager of the Fund since its inception in 2023.

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

CFA® is a registered trademark owned by the CFA Institute.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.elevateshares.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax NKE Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the share price of the Class A common stock of Nike, Inc. (“NKE”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Class A common stock of Nike, Inc. (“NKE”), subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to NKE regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of NKE, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive additional income when the value of NKE increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of NKE,
●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of NKE.

For more information, see sections “The Fund’s Use of NKE Option Contracts” and “Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is Toroso Investments, LLC (“Toroso” or the “Adviser”) and the investment sub-adviser is ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by NKE.
●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of NKE.

That is, although the Fund may not fully participate in gains in NKE’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in NKE

●	The Fund’s strategy will cap its potential gains if NKE shares increase in value.
●	The Fund’s strategy is subject to all potential losses if NKE shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in NKE.

●	Fund shareholders are not entitled to any NKE dividends.

Additional information regarding NKE is also set forth below.

The Fund’s Use of NKE Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of NKE.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of NKE) at a specified price (the “strike price”).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of NKE, which gives the Fund the right or obligation to receive or deliver shares of NKE on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to NKE, which allows the Fund to seek to participate in the changes, up or down, in the price of NKE’s stock.
●	Covered call writing (where NKE call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to NKE, the Fund will buy NKE call options and, simultaneously, sell NKE put options to try to replicate the price movements of NKE. The call options purchased by the Fund and the put options sold by the Fund will generally have six-month to one-year terms and strike prices that are approximately equal to the then-current share price of NKE at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of NKE for the duration of the applicable options exposure.

2.	Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on NKE to generate income. Since the Fund does not directly own NKE, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of NKE's share price appreciation (generally no more than 15%) in a given month. To do so,  the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current NKE share price.

It is important to note that the sale of the NKE call option contracts will limit the Fund’s participation in the appreciation in NKE’s stock price. If the stock price of NKE increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if NKE’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to NKE and the sold (short) NKE call positions) will limit the Fund’s participation in gains in the NKE stock price beyond a certain point.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to NKE through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on NKE as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the buyer pays to the seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in NKE stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs NKE

For the reasons stated above, the Fund’s performance will differ from that of NKE’s stock price. The performance differences will depend on, among other things, the price of NKE, changes in the price of the NKE options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax NKE Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of NKE)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of NKE at the time of purchase) to provide indirect exposure to positive price returns of NKE.

If the stock of NKE increases, these options will generate corresponding increases to the Fund.

6-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of NKE at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by NKE.

6-month to one-year expiration dates
Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of NKE at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides investment exposure to NKE equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Nike, Inc. (“NKE”)

NKE designs, develops, markets, and sells men’s, women’s, and kids’ athletic footwear, apparel, equipment, and accessories worldwide. NKE is listed on the New York Stock Exchange. Per NKE’s most recent Form 10-K filing, the aggregate market value of the common stock, as of November 30, 2021, held by non-affiliates of NKE was approximately $228 billion.

NKE is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by NKE pursuant to the Exchange Act can be located by reference to the SEC file number 1-10635 through the SEC’s website at www.sec.gov. In addition, information regarding NKE may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to NKE or other securities of NKE. The Fund has derived all disclosures contained in this document regarding NKE from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to NKE. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NKE is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NKE (and therefore the price of NKE at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning NKE could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of NKE.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH NKE.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to NKE. As of the date of the Prospectus, NKE is assigned to the textiles, apparel & luxury goods - footwear industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

NKE Risk. The Fund invests in options contracts that are based on the value of NKE. This subjects the Fund to certain of the same risks as if it owned shares of NKE, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of NKE, the Fund may also be subject to the following risks:

Indirect Investment in NKE Risk. NKE is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of NKE but will be exposed to the performance of NKE (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

NKE Trading Risk. The trading price of NKE may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for retail and apparel companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of NKE may be traded by short sellers which may put pressure on the supply and demand for the Class A common stock of NKE, further influencing volatility in its market price. Public perception and other factors outside of the control of Nike, Inc. may additionally impact NKE’s stock price due to NKE garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against NKE in the past. While NKE continues to defend such actions, any judgment against NKE, or any future stockholder litigation could result in substantial costs and a diversion of the management of NKE’s attention and resources. If NKE trading is halted, trading in Shares of the NKE Fund may be impacted, either temporarily or indefinitely.

NKE Performance Risk. NKE may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of NKE to decline. NKE provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance NKE provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If NKE’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by NKE could decline significantly.

Footwear Industry Risks. The footwear industry, exemplified by companies like NKE, faces numerous risks. Its success is contingent on rapidly shifting consumer preferences and design trends, linked to the popularity of various sports and fitness activities. The industry is highly competitive globally, not just in terms of product offerings and technology, but also in marketing, customer service, social media presence, and production costs. The competition includes diverse players, from athletic and leisure footwear firms to larger conglomerates with broad product lines. This demands constant innovation and adaptability, with significant risk factors being changes in technology and consumer tastes in athletic and leisure footwear, apparel, and equipment markets. The ability to maintain and enhance brand image and reputation is crucial in this space, relying heavily on marketing efforts, product quality, and innovation. Failure to meet these objectives or tarnish of brand reputation due to negative publicity or legal actions, founded or unfounded, can lead to a decrease in long-term consumer demand. The increasing importance of social media and digital platforms further intensifies these risks, as any adverse comments or posts can inflict serious damage to the brand image, potentially affecting sales, financial condition, and operational results.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of NKE and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of NKE. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to NKE through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by NKE over the Call Period. This means that if NKE experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform NKE over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by NKE over each Call Period, but has full exposure to any decreases in value experienced by NKE over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of NKE. The degree of participation in NKE gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of NKE, changes in interest rates, changes in the actual or perceived volatility of NKE and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of NKE changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of NKE. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the NKE will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by NKE.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of NKE and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of NKE will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of NKE, or the Fund may even lose money, even if the NKE share price has appreciated by at least that much over such period, if during any month over that period NKE had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of NKE and its returns will depend not only on the price of NKE but also on the path that NKE takes over time.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “Aps”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as NKE’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with NKE. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (NKE), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a "synthetic" strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of NKE and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.elevateshares.com.

Management

Investment Adviser: Toroso Investments, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: ZEGA Financial, LLC serves as the investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Mick Brokaw, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Jay Pestrichelli, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Qiao Duan, CFA, Portfolio Manager for Toroso, has been a portfolio manager of the Fund since its inception in 2023.

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

CFA® is a registered trademark owned by the CFA Institute.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.elevateshares.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax ORCL Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of the Oracle Corporation (“ORCL”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the common stock of Oracle Corporation (“ORCL”), subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to ORCL regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of ORCL, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive additional income when the value of ORCL increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of ORCL,
●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of ORCL.

For more information, see sections “The Fund’s Use of ORCL Option Contracts” and “Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is Toroso Investments, LLC (“Toroso” or the “Adviser”) and the investment sub-adviser is ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by ORCL.
●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of ORCL.

That is, although the Fund may not fully participate in gains in ORCL’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in ORCL

●	The Fund’s strategy will cap its potential gains if ORCL shares increase in value.

●	The Fund’s strategy is subject to all potential losses if ORCL shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in ORCL.
●	Fund shareholders are not entitled to any ORCL dividends.

Additional information regarding ORCL is also set forth below.

The Fund’s Use of ORCL Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of ORCL.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of ORCL) at a specified price (the “strike price”).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of ORCL, which gives the Fund the right or obligation to receive or deliver shares of ORCL on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to ORCL, which allows the Fund to seek to participate in the changes, up or down, in the price of ORCL’s stock.
●	Covered call writing (where ORCL call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to ORCL, the Fund will buy ORCL call options and, simultaneously, sell ORCL put options to try to replicate the price movements of ORCL. The call options purchased by the Fund and the put options sold by the Fund will generally have six-month to one-year terms and strike prices that are approximately equal to the then-current share price of ORCL at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of ORCL for the duration of the applicable options exposure.

2.	Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on ORCL to generate income. Since the Fund does not directly own ORCL, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of ORCL's share price appreciation (generally no more than 15%) in a given month. To do so,  the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current ORCL share price.

It is important to note that the sale of the ORCL call option contracts will limit the Fund’s participation in the appreciation in ORCL’s stock price. If the stock price of ORCL increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if ORCL’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to ORCL and the sold (short) ORCL call positions) will limit the Fund’s participation in gains in the ORCL stock price beyond a certain point.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to ORCL through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on ORCL as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the buyer pays to the seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in ORCL stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs ORCL

For the reasons stated above, the Fund’s performance will differ from that of ORCL’s stock price. The performance differences will depend on, among other things, the price of ORCL, changes in the price of the ORCL options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax ORCL Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of ORCL)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of ORCL at the time of purchase) to provide indirect exposure to positive price returns of ORCL.

If the stock of ORCL increases, these options will generate corresponding increases to the Fund.

6-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of ORCL at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by ORCL.

6-month to one-year expiration dates
Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of ORCL at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides investment exposure to ORCL equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Oracle Corporation (“ORCL”)

Oracle offers a collection of cloud technologies, applications, databases, storage and servers to empower modern business. ORCL is listed on the New York Stock Exchange. Per ORCL’s most recent Form 10-K filing, the aggregate market value of common stock as of May 31, 2023 held by non-affiliates of ORCL was approximately $129.6 billion.

ORCL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ORCL pursuant to the Exchange Act can be located by reference to the SEC file number 001-35992 through the SEC’s website at www.sec.gov. In addition, information regarding ORCL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to ORCL or other securities of ORCL. The Fund has derived all disclosures contained in this document regarding ORCL from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to ORCL. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ORCL is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ORCL (and therefore the price of ORCL at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ORCL could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of ORCL.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH ORCL.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to ORCL. As of the date of the Prospectus, ORCL is assigned to the software industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

ORCL Risk. The Fund invests in options contracts that are based on the value of ORCL. This subjects the Fund to certain of the same risks as if it owned shares of ORCL, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of ORCL, the Fund may also be subject to the following risks:

Indirect Investment in ORCL Risk. ORCL is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of ORCL but will be exposed to the performance of ORCL (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

ORCL Trading Risk. The trading price of ORCL may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of ORCL may be traded by short sellers which may put pressure on the supply and demand for the common stock of ORCL, further influencing volatility in its market price. Public perception and other factors outside of the control of ORCL may additionally impact ORCL’s stock price due to ORCL garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against ORCL in the past. While ORCL continues to defend such actions, any judgment against ORCL, or any future stockholder litigation could result in substantial costs and a diversion of the management of ORCL’s attention and resources. If ORCL trading is halted, trading in Shares of the ORCL Fund may be impacted, either temporarily or indefinitely.

ORCL Performance Risk. ORCL may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ORCL to decline. ORCL provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ORCL provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If ORCL’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ORCL could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of ORCL and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of ORCL. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to ORCL through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by ORCL over the Call Period. This means that if ORCL experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform ORCL over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by ORCL over each Call Period, but has full exposure to any decreases in value experienced by ORCL over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of ORCL. The degree of participation in ORCL gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of ORCL, changes in interest rates, changes in the actual or perceived volatility of ORCL and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of ORCL changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of ORCL. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the ORCL will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by ORCL.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of ORCL and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of ORCL will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of ORCL, or the Fund may even lose money, even if the ORCL share price has appreciated by at least that much over such period, if during any month over that period ORCL had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of ORCL and its returns will depend not only on the price of ORCL but also on the path that ORCL takes over time.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as ORCL’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with ORCL. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (ORCL), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a "synthetic" strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of ORCL and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.elevateshares.com.

Management

Investment Adviser: Toroso Investments, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: ZEGA Financial, LLC serves as the investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Mick Brokaw, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Jay Pestrichelli, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Qiao Duan, CFA, Portfolio Manager for Toroso, has been a portfolio manager of the Fund since its inception in 2023.

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

CFA® is a registered trademark owned by the CFA Institute.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.elevateshares.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax INTC Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of the Intel Corporation (“INTC”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the common stock of Intel Corporation (“INTC”), subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to INTC regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of INTC, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive additional income when the value of INTC increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of INTC,
●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of INTC.

For more information, see sections “The Fund’s Use of INTC Option Contracts” and “Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is Toroso Investments, LLC (“Toroso” or the “Adviser”) and the investment sub-adviser is ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by INTC.
●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of INTC.

That is, although the Fund may not fully participate in gains in INTC’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in INTC

●	The Fund’s strategy will cap its potential gains if INTC shares increase in value.

●	The Fund’s strategy is subject to all potential losses if INTC shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in INTC.
●	Fund shareholders are not entitled to any INTC dividends.

Additional information regarding INTC is also set forth below.

The Fund’s Use of INTC Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of INTC.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of INTC) at a specified price (the “strike price”).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of INTC, which gives the Fund the right or obligation to receive or deliver shares of INTC on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to INTC, which allows the Fund to seek to participate in the changes, up or down, in the price of INTC’s stock.
●	Covered call writing (where INTC call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to INTC, the Fund will buy INTC call options and, simultaneously, sell INTC put options to try to replicate the price movements of INTC. The call options purchased by the Fund and the put options sold by the Fund will generally have six-month to one-year terms and strike prices that are approximately equal to the then-current share price of INTC at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of INTC for the duration of the applicable options exposure.

2.	Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on INTC to generate income. Since the Fund does not directly own INTC, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of INTC's share price appreciation (generally no more than 15%) in a given month. To do so,  the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current INTC share price.

It is important to note that the sale of the INTC call option contracts will limit the Fund’s participation in the appreciation in INTC’s stock price. If the stock price of INTC increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if INTC’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to INTC and the sold (short) INTC call positions) will limit the Fund’s participation in gains in the INTC stock price beyond a certain point.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to INTC through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on INTC as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the buyer pays to the seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in INTC stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs INTC

For the reasons stated above, the Fund’s performance will differ from that of INTC’s stock price. The performance differences will depend on, among other things, the price of INTC, changes in the price of the INTC options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax INTC Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of INTC)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of INTC at the time of purchase) to provide indirect exposure to positive price returns of INTC.

If the stock of INTC increases, these options will generate corresponding increases to the Fund.

6-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of INTC at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by INTC.

6-month to one-year expiration dates
Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of INTC at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides investment exposure to INTC equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Intel Corporation (“INTC”)

INTC designs, develops, manufactures, markets, and sells computing and related products worldwide. INTC is listed on the Nasdaq Global Select Market. Per INTC’s most recent Form 10-K filing, the aggregate market value of INTC common stock held by non-affiliates as of July 1, 2022 was approximately $149.2 billion.

INTC is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by INTC pursuant to the Exchange Act can be located by reference to the SEC file number 000-06217 through the SEC’s website at www.sec.gov. In addition, information regarding INTC may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to INTC or other securities of INTC. The Fund has derived all disclosures contained in this document regarding INTC from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to INTC. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding INTC is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of INTC (and therefore the price of INTC at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning INTC could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of INTC.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH INTC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to INTC. As of the date of the Prospectus, INTC is assigned to the semiconductors industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

INTC Risk. The Fund invests in options contracts that are based on the value of INTC. This subjects the Fund to certain of the same risks as if it owned shares of INTC, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of INTC, the Fund may also be subject to the following risks:

Indirect Investment in INTC Risk. INTC is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of INTC but will be exposed to the performance of INTC (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

INTC Trading Risk. The trading price of INTC may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of INTC may be traded by short sellers which may put pressure on the supply and demand for the common stock of INTC, further influencing volatility in its market price. Public perception and other factors outside of the control of INTC may additionally impact INTC’s stock price due to INTC garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against INTC in the past. While INTC continues to defend such actions, any judgment against INTC, or any future stockholder litigation could result in substantial costs and a diversion of the management of INTC’s attention and resources. If INTC trading is halted, trading in Shares of the INTC Fund may be impacted, either temporarily or indefinitely.

INTC Performance Risk. INTC may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of INTC to decline. INTC provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance INTC provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If INTC’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by INTC could decline significantly.

Semiconductor Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The industry is complex and global in nature, with manufacturing plants predominantly located in East Asia. Because of this, it is subject to numerous risks, including geopolitical tensions, earthquakes, and extreme weather events. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of INTC and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of INTC. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to INTC through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by INTC over the Call Period. This means that if INTC experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform INTC over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by INTC over each Call Period, but has full exposure to any decreases in value experienced by INTC over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of INTC. The degree of participation in INTC gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of INTC, changes in interest rates, changes in the actual or perceived volatility of INTC and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of INTC changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of INTC. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the INTC will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by INTC.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of INTC and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of INTC will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of INTC, or the Fund may even lose money, even if the INTC share price has appreciated by at least that much over such period, if during any month over that period INTC had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of INTC and its returns will depend not only on the price of INTC but also on the path that INTC takes over time.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as INTC’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with INTC. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (INTC), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a "synthetic" strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of INTC and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.elevateshares.com.

Management

Investment Adviser: Toroso Investments, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: ZEGA Financial, LLC serves as the investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Mick Brokaw, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Jay Pestrichelli, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Qiao Duan, CFA, Portfolio Manager for Toroso, has been a portfolio manager of the Fund since its inception in 2023.

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

CFA® is a registered trademark owned by the CFA Institute.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.elevateshares.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax BIIB Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Biogen Inc. (“BIIB”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for advisory and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the common stock of Biogen Inc. (“BIIB”), subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to BIIB regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of BIIB, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive additional income when the value of BIIB increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of BIIB,
●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of BIIB.

For more information, see sections “The Fund’s Use of BIIB Option Contracts” and “Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is Toroso Investments, LLC (“Toroso” or the “Adviser”) and the investment sub-adviser is ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by BIIB.
●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of BIIB.

That is, although the Fund may not fully participate in gains in BIIB’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in BIIB

●	The Fund’s strategy will cap its potential gains if BIIB shares increase in value.
●	The Fund’s strategy is subject to all potential losses if BIIB shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in BIIB.

●	Fund shareholders are not entitled to any BIIB dividends.

Additional information regarding BIIB is also set forth below.

The Fund’s Use of BIIB Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of BIIB.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of BIIB) at a specified price (the “strike price”).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of BIIB, which gives the Fund the right or obligation to receive or deliver shares of BIIB on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to BIIB, which allows the Fund to seek to participate in the changes, up or down, in the price of BIIB’s stock.
●	Covered call writing (where BIIB call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to BIIB, the Fund will buy BIIB call options and, simultaneously, sell BIIB put options to try to replicate the price movements of BIIB. The call options purchased by the Fund and the put options sold by the Fund will generally have six-month to one-year terms and strike prices that are approximately equal to the then-current share price of BIIB at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of BIIB for the duration of the applicable options exposure.

2.	Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on BIIB to generate income. Since the Fund does not directly own BIIB, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of BIIB's share price appreciation (generally no more than 15%) in a given month. To do so,  the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current BIIB share price.

It is important to note that the sale of the BIIB call option contracts will limit the Fund’s participation in the appreciation in BIIB’s stock price. If the stock price of BIIB increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if BIIB’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to BIIB and the sold (short) BIIB call positions) will limit the Fund’s participation in gains in the BIIB stock price beyond a certain point.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to BIIB through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on BIIB as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the buyer pays to the seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in BIIB stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs BIIB

For the reasons stated above, the Fund’s performance will differ from that of BIIB’s stock price. The performance differences will depend on, among other things, the price of BIIB, changes in the price of the BIIB options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax BIIB Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of BIIB)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of BIIB at the time of purchase) to provide indirect exposure to positive price returns of BIIB.

If the stock of BIIB increases, these options will generate corresponding increases to the Fund.

6-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of BIIB at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by BIIB.

6-month to one-year expiration dates
Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of BIIB at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides investment exposure to BIIB equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Biogen Inc. (“BIIB”)

BIIB is a global biopharmaceutical company focused on discovering, developing and delivering innovative therapies for people living with serious and complex diseases worldwide. BIIB is listed on The Nasdaq Global Select Market. Per BIIB’s most recent Form 10-K filing, the aggregate market value of common stock, as of September 30, 2022, held by non-affiliates of BIIB was $29.4 billion.

BIIB is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by BIIB pursuant to the Exchange Act can be located by reference to the SEC file number 0-19311 through the SEC’s website at www.sec.gov. In addition, information regarding BIIB may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to BIIB or other securities of BIIB. The Fund has derived all disclosures contained in this document regarding BIIB from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to BIIB. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding BIIB is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BIIB (and therefore the price of BIIB at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning BIIB could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of BIIB.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH BIIB.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to BIIB. As of the date of the Prospectus, BIIB is assigned to the biotechnology industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

BIIB Risk. The Fund invests in options contracts that are based on the value of BIIB. This subjects the Fund to certain of the same risks as if it owned shares of BIIB, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of BIIB, the Fund may also be subject to the following risks:

Indirect Investment in BIIB Risk. BIIB is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of BIIB but will be exposed to the performance of BIIB (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

BIIB Trading Risk. The trading price of BIIB may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for biotechnology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of BIIB may be traded by short sellers which may put pressure on the supply and demand for the common stock of BIIB, further influencing volatility in its market price. Public perception and other factors outside of the control of BIIB may additionally impact BIIB’s stock price due to BIIB garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against BIIB in the past. While BIIB continues to defend such actions, any judgment against BIIB, or any future stockholder litigation could result in substantial costs and a diversion of the management of BIIB’s attention and resources. If BIIB trading is halted, trading in Shares of the BIIB Fund may be impacted, either temporarily or indefinitely.

BIIB Performance Risk. BIIB may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of BIIB to decline. BIIB provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance BIIB provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If BIIB’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by BIIB could decline significantly.

Biotechnology Industry Risk. The biotechnology industry faces numerous risks, encompassing a range of regulatory, scientific, operational, and market-related challenges. Key among these are the heavy regulatory scrutiny and the high cost of research and development, with no guarantee of return, given that a significant percentage of drug candidates fail during clinical trials. Additionally, the industry grapples with the complexities of patent protection and the subsequent threat of generic competition once these protections expire. Manufacturing issues and supply chain disruptions can also have a substantial impact on a company’s ability to produce and distribute drugs. Market acceptance and competition from other drugs or treatments further influence a drug's profitability. Moreover, legal and reputational risks, such as those arising from potential side effects or product recalls, can lead to significant financial and reputational damage. All these factors contribute to a volatile risk landscape for the biotechnology industry.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of BIIB and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of BIIB. The fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to BIIB through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by BIIB over the Call Period. This means that if BIIB experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform BIIB over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by BIIB over each Call Period, but has full exposure to any decreases in value experienced by BIIB over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of BIIB. The degree of participation in BIIB gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of BIIB, changes in interest rates, changes in the actual or perceived volatility of BIIB and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of BIIB changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of BIIB. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the BIIB will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by BIIB.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of BIIB and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of BIIB will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of BIIB, or the Fund may even lose money, even if the BIIB share price has appreciated by at least that much over such period, if during any month over that period BIIB had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of BIIB and its returns will depend not only on the price of BIIB but also on the path that BIIB takes over time.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as BIIB’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with BIIB. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (BIIB), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a "synthetic" strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of BIIB and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.elevateshares.com.

Management

Investment Adviser: Toroso Investments, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: ZEGA Financial, LLC serves as the investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Mick Brokaw, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Jay Pestrichelli, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Qiao Duan, CFA, Portfolio Manager for Toroso, has been a portfolio manager of the Fund since its inception in 2023.

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

CFA® is a registered trademark owned by the CFA Institute.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.elevateshares.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax BA Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of The Boeing Company (“BA”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the common stock of The Boeing Company (“BA”), subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to BA regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of BA, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive additional income when the value of BA increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of BA,
●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of BA.

For more information, see sections “The Fund’s Use of BA Option Contracts” and “Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is Toroso Investments, LLC (“Toroso” or the “Adviser”) and the investment sub-adviser is ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by BA.
●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of BA.

That is, although the Fund may not fully participate in gains in BA’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in BA

●	The Fund’s strategy will cap its potential gains if BA shares increase in value.
●	The Fund’s strategy is subject to all potential losses if BA shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in BA.
●	Fund shareholders are not entitled to any BA dividends.

Additional information regarding BA is also set forth below.

The Fund’s Use of BA Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of BA.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of BA) at a specified price (the “strike price”).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of BA, which gives the Fund the right or obligation to receive or deliver shares of BA on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to BA, which allows the Fund to seek to participate in the changes, up or down, in the price of BA’s stock.
●	Covered call writing (where BA call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to BA, the Fund will buy BA call options and, simultaneously, sell BA put options to try to replicate the price movements of BA. The call options purchased by the Fund and the put options sold by the Fund will generally have six-month to one-year terms and strike prices that are approximately equal to the then-current share price of BA at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of BA for the duration of the applicable options exposure.

2.	Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on BA to generate income. Since the Fund does not directly own BA, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of BA's share price appreciation (generally no more than 15%) in a given month. To do so,  the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current BA share price.

It is important to note that the sale of the BA call option contracts will limit the Fund’s participation in the appreciation in BA’s stock price. If the stock price of BA increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if BA’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to BA and the sold (short) BA call positions) will limit the Fund’s participation in gains in the BA stock price beyond a certain point.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to BA through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on BA as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the buyer pays to the seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in BA stock prices. However, other elements like interest rates can also influence the income level.

●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs BA

For the reasons stated above, the Fund’s performance will differ from that of BA’s stock price. The performance differences will depend on, among other things, the price of BA, changes in the price of the BA options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax BA Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of BA)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of BA at the time of purchase) to provide indirect exposure to positive price returns of BA.

If the stock of BA increases, these options will generate corresponding increases to the Fund.

6-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of BA at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by BA.

6-month to one-year expiration dates
Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of BA at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides investment exposure to BA equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

The Boeing Company (“BA”)

BA develops, produces and markets commercial and military aircraft. BA is listed on the New York Stock Exchange. Per BA’s most recent Form 10-K filing, the aggregate market value of common shares outstanding held by non-affiliates of BA, as of June 30, 2022, was approximately $81.1 billion.

BA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by BA pursuant to the Exchange Act can be located by reference to the SEC file number 1-442 through the SEC’s website at www.sec.gov. In addition, information regarding BA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to BA or other securities of BA. The Fund has derived all disclosures contained in this document regarding BA from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to BA. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding BA is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BA (and therefore the price of BA at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning BA could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of BA.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH BA.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to BA. As of the date of the Prospectus, BA is assigned to the aerospace & defense industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

BA Risk. The Fund invests in options contracts that are based on the value of BA. This subjects the Fund to certain of the same risks as if it owned shares of BA, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of BA, the Fund may also be subject to the following risks:

Indirect Investment in BA Risk. BA is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of BA but will be exposed to the performance of BA (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

BA Trading Risk. The trading price of BA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for banking and financial services companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of BA may be traded by short sellers which may put pressure on the supply and demand for the common stock of BA, further influencing volatility in its market price. Public perception and other factors outside of the control of BA may additionally impact BA’s stock price due to BA garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against BA in the past. While BA continues to defend such actions, any judgment against BA, or any future stockholder litigation could result in substantial costs and a diversion of the management of BA’s attention and resources. If BA trading is halted, trading in Shares of the BA Fund may be impacted, either temporarily or indefinitely.

BA Performance Risk. BA may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of BA to decline. BA provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance BA provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If BA’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by BA could decline significantly.

Aerospace & Defense Industry Risk. The Aerospace and Defense Industry comprises businesses engaged in manufacturing equipment, parts, or products for civil or military aerospace and defense applications. This industry's performance can be notably cyclical, leading to intermittent operating losses for its companies. Factors such as geopolitical dynamics, economic conditions, environmental considerations, enhanced competition, and the capacity to recruit and maintain a highly skilled workforce, including crucial personnel, can significantly impact the industry. Additionally, the industry's operations can be influenced by legislative or regulatory shifts and heightened government oversight.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of BA and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of BA. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to BA through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by BA over the Call Period. This means that if BA experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform BA over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by BA over each Call Period, but has full exposure to any decreases in value experienced by BA over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of BA. The degree of participation in BA gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of BA, changes in interest rates, changes in the actual or perceived volatility of BA and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of BA changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of BA. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the BA will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by BA.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of BA and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of BA will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of BA, or the Fund may even lose money, even if the BA share price has appreciated by at least that much over such period, if during any month over that period BA had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of BA and its returns will depend not only on the price of BA but also on the path that BA takes over time.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as BA’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with BA. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (BA), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a "synthetic" strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of BA and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.elevateshares.com.

Management

Investment Adviser: Toroso Investments, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: ZEGA Financial, LLC serves as the investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Mick Brokaw, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Jay Pestrichelli, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Qiao Duan, CFA, Portfolio Manager for Toroso, has been a portfolio manager of the Fund since its inception in 2023.

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

CFA® is a registered trademark owned by the CFA Institute.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.elevateshares.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax TGT Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of the Target Corporation (“TGT”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)

The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses.

(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the common stock of Target Corporation (“TGT”), subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to TGT regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of TGT, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive additional income when the value of TGT increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of TGT,
●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of TGT.

For more information, see sections “The Fund’s Use of TGT Option Contracts” and “Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is Toroso Investments, LLC (“Toroso” or the “Adviser”) and the investment sub-adviser is ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by TGT.
●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of TGT.

That is, although the Fund may not fully participate in gains in TGT’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in TGT

●	The Fund’s strategy will cap its potential gains if TGT shares increase in value.
●	The Fund’s strategy is subject to all potential losses if TGT shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in TGT.
●	Fund shareholders are not entitled to any TGT dividends.

Additional information regarding TGT is also set forth below.

The Fund’s Use of TGT Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of TGT.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of TGT) at a specified price (the “strike price”).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of TGT, which gives the Fund the right or obligation to receive or deliver shares of TGT on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to TGT, which allows the Fund to seek to participate in the changes, up or down, in the price of TGT’s stock.
●	Covered call writing (where TGT call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to TGT, the Fund will buy TGT call options and, simultaneously, sell TGT put options to try to replicate the price movements of TGT. The call options purchased by the Fund and the put options sold by the Fund will generally have six-month to one-year terms and strike prices that are approximately equal to the then-current share price of TGT at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of TGT for the duration of the applicable options exposure.

2.	Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on TGT to generate income. Since the Fund does not directly own TGT, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of TGT's share price appreciation (generally no more than 15%) in a given month. To do so,  the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current TGT share price.

It is important to note that the sale of the TGT call option contracts will limit the Fund’s participation in the appreciation in TGT’s stock price. If the stock price of TGT increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if TGT’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to TGT and the sold (short) TGT call positions) will limit the Fund’s participation in gains in the TGT stock price beyond a certain point.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

 The Fund intends to continuously maintain indirect exposure to TGT through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on TGT as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the buyer pays to the seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in TGT stock prices. However, other elements like interest rates can also influence the income level.

●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs TGT

For the reasons stated above, the Fund’s performance will differ from that of TGT’s stock price. The performance differences will depend on, among other things, the price of TGT, changes in the price of the TGT options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax TGT Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of TGT)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of TGT at the time of purchase) to provide indirect exposure to positive price returns of TGT.

If the stock of TGT increases, these options will generate corresponding increases to the Fund.

6-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of TGT at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by TGT.

6-month to one-year expiration dates
Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of TGT at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides investment exposure to TGT equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Target Corporation (“TGT”)

TGT is merchandise retailer in the United States. TGT is listed on the New York Stock Exchange. Per TGT’s most recent Form 10-K filing, the aggregate market value of voting stock held by non-affiliates of TGT, as of July 29, 2022, was approximately $75.3 billion.

TGT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by TGT pursuant to the Exchange Act can be located by reference to the SEC file number 1-6049 through the SEC’s website at www.sec.gov. In addition, information regarding TGT may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to TGT or other securities of TGT. The Fund has derived all disclosures contained in this document regarding TGT from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to TGT. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding TGT is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TGT (and therefore the price of TGT at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning TGT could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of TGT.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH TGT.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to TGT. As of the date of the Prospectus, TGT is assigned to the consumer staples distribution industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

TGT Risk. The Fund invests in options contracts that are based on the value of TGT. This subjects the Fund to certain of the same risks as if it owned shares of TGT, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of TGT, the Fund may also be subject to the following risks:

Indirect Investment in TGT Risk. TGT is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of TGT but will be exposed to the performance of TGT (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

TGT Trading Risk. The trading price of TGT may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for retail companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of TGT may be traded by short sellers which may put pressure on the supply and demand for the common stock of TGT, further influencing volatility in its market price. Public perception and other factors outside of the control of TGT may additionally impact TGT’s stock price due to TGT garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against TGT in the past. While TGT continues to defend such actions, any judgment against TGT, or any future stockholder litigation could result in substantial costs and a diversion of the management of TGT’s attention and resources. If TGT trading is halted, trading in Shares of the TGT Fund may be impacted, either temporarily or indefinitely.

TGT Performance Risk. TGT may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of TGT to decline. TGT provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance TGT provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If TGT’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by TGT could decline significantly.

Consumer Staples Distribution Industry Risk. The consumer staples distribution industry is exposed to a number of risks that could potentially impact its performance. A key risk factor is economic fluctuation; in times of economic downturn, consumers tend to cut back on spending, which can lead to decreased revenues. Conversely, during prosperous periods, consumers may shift towards higher-end retail outlets, again affecting the industry's sales. Moreover, the industry faces intense competition, both from traditional brick-and-mortar stores and from e-commerce platforms, which can influence pricing strategies and profit margins. Operational risks, such as supply chain disruptions or increases in operating costs like wages or rent, can also impact profitability. Further, changes in consumer preferences and demands, including trends towards online shopping and sustainable or ethical products, pose ongoing challenges. Regulatory changes and compliance requirements represent additional risk factors. In addition, reputational damage from issues such as poor customer service or product quality can affect customer loyalty and long-term success.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of TGT and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of TGT. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to TGT through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by TGT over the Call Period. This means that if TGT experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform TGT over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by TGT over each Call Period, but has full exposure to any decreases in value experienced by TGT over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of TGT. The degree of participation in TGT gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of TGT, changes in interest rates, changes in the actual or perceived volatility of TGT and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of TGT changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of TGT. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the TGT will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by TGT.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of TGT and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of TGT will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of TGT, or the Fund may even lose money, even if the TGT share price has appreciated by at least that much over such period, if during any month over that period TGT had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of TGT and its returns will depend not only on the price of TGT but also on the path that TGT takes over time.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “Aps”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as TGT’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with TGT. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (TGT), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a "synthetic" strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of TGT and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.elevateshares.com.

Management

Investment Adviser: Toroso Investments, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: ZEGA Financial, LLC serves as the investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Mick Brokaw, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Jay Pestrichelli, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Qiao Duan, CFA, Portfolio Manager for Toroso, has been a portfolio manager of the Fund since its inception in 2023.

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

CFA® is a registered trademark owned by the CFA Institute.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.elevateshares.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objective

The primary investment objective of the YieldMax AI Option Income Strategy ETF (the “AI Fund”) is to seek current income. The AI Fund’s secondary investment objective is to seek exposure to the share price of the common stock of C3.ai, Inc. (“AI”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax ROKU Option Income Strategy ETF (the “ROKU Fund”) is to seek current income. The ROKU Fund’s secondary investment objective is to seek exposure to the share price of the common stock of ROKU, Inc. (“ROKU”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax SNOW Option Income Strategy ETF (the “SNOW Fund”) is to seek current income. The SNOW Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Snowflake Inc. (“SNOW”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax ZM Option Income Strategy ETF (the “ZM Fund”) is to seek current income. The ZM Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Zoom Video Communications, Inc. (“ZM”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax ADBE Option Income Strategy ETF (the “ADBE Fund”) is to seek current income. The ADBE Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Adobe Inc. (“ADBE”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax NKE Option Income Strategy ETF (the “NKE Fund”) is to seek current income. The NKE Fund’s secondary investment objective is to seek exposure to the share price of the Class A common stock of Nike, Inc. (“NKE”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax ORCL Option Income Strategy ETF (the “ORCL Fund”) is to seek current income. The ORCL Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Oracle Corporation (“ORCL”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax INTC Option Income Strategy ETF (the “INTC Fund”) to is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Intel Corporation (“INTC”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax BIIB Option Income Strategy ETF (the “BIIB Fund”) is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Biogen Inc. (“BIIB”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax BA Option Income Strategy ETF (the “BA Fund”) is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of The Boeing Company (“BA”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax TGT Option Income Strategy ETF (the “TGT Fund”, and with the AI Fund, ROKU Fund, SNOW Fund, ZM Fund, ADBE Fund, NKE Fund, ORCL Fund, INTC Fund, BIIB Fund, and BA Fund, each a “Fund” and collectively, the “Funds”) is to seek current income. The TGT Fund’s secondary investment objective is to seek exposure to the share price of the common stock of the Target Corporation (“TGT”, and with each of AI, ROKU, SNOW, ZM, ADBE, NKE, ORCL, INTC, BIIB, and BA each an “Underlying Issuer” and collectively, the “Underlying Issuers”), subject to a limit on potential investment gains.

An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) and written notice to shareholders.

Principal Investment Strategies

Synthetic Exposure to Underlying Stock Price Returns

●	The Funds purchase call option contracts on the underlying stocks generally having six-month to one-year terms and strike prices equal to the then-current price of the underlying stocks at the time of the purchases to provide the Funds exposure to the upside price returns of the underlying stocks. As a buyer of call option contracts, each Fund pays a premium to the seller of the options contracts to obtain the right to participate in the price returns of the underlying stock beyond the strike price of the purchased call option contract at expiration (or earlier, if the Fund closes the option contract prior to expiration); and

●	The Funds simultaneously sells put option contracts on the underlying stock to help pay the premium of the purchased call option contracts on the underlying stocks described above. Each Fund sells put option contracts that also generally have six-month to one-year terms and strike prices equal to the then-current price of the underlying stock at the time of the sales to provide the Fund exposure to the downside price returns of the underlying stock. As a seller of a put option contract, each Fund receives a premium from the buyer of the option contract in exchange for the Fund’s obligation, if exercised, to purchase the underlying stock at the strike price if the buyer exercises the option contract.
●	The combination of the purchased call options and the sold put options provides each Fund with investment exposure equal to approximately 100% of underlying stock for the duration of the applicable options exposure.

Generating Monthly Income

●	Each Fund sells call option contracts that are based on the value of underlying stock to generate income via option premiums. On a monthly basis or more frequently, a Fund will sell call option contracts on the underlying stock with expiration dates of approximately one month or less in the future at strike prices that are approximately equal to 0%-15% above the then-current share price of the underlying stock. By doing so, a Fund gives up the potential to fully participate in the underlying stock gains, if any, beyond the strike price of the sold call options in exchange for income received in the form of call option premium. If the price of the underlying stock is less than the call option’s strike price at the expiration of the contract, the option contract will expire worthless and the Fund’s return on the sold call position will be the premium originally received for selling the option contract. If the price of the underlying stock is greater than the strike price at the expiration of the option contract, the Fund will forgo all of the returns that exceed the strike price of the option contract, and there will be a cost to “close out” the now in-the-money call options. The short call options are “closed out” (repurchased) prior to their expiration so that the Fund will not get assigned the, now, in-the-money call options. At times the call options may be “rolled” instead of simply closed. This is to say, new call options are simultaneously sold to open a new short call position, while the previously sold calls are repurchased to close out the original short call position.

●	The Funds purchase multiple series of U.S. Treasury securities to collateralize the options contracts they sell. The U.S. Treasury securities also provide monthly income.

Each Fund’s sale of call option contracts to generate income limits the degree to which the Fund will participate in increases in stock price of the underlying stock. This means that if the underlying stock experiences an increase in stock price, the Fund will likely not experience that increase to the same extent (i.e., there is no participation beyond the level of the strike price of the sold call option contracts) and may result in the Fund significantly underperforming the underlying stock. The degree of participation in the underlying stock gains will depend on the strike price of the short call option contracts and prevailing market conditions, especially market volatility, at the time the Fund sells the call option contracts. The potential for upside returns on the underlying stock will also depend on whether a Fund fully “covers” its potential upside price return exposure to the underlying stock by virtue of its sold call option contracts. If a Fund fully covers the upside price return exposure to the underlying stock, the Fund’s potential upside to the underlying stock’s price returns will be completely capped at the sold call options’ strike price, meaning the Fund may forgo all price returns experienced by the underlying stock beyond the strike price. If a Fund partially covers its potential upside return exposure with the sold call option, the Fund will have muted returns beyond the strike price of the sold call option to the extent that the underlying stock’s share price appreciates beyond the strike price.

The sale of call option contracts will offset losses experienced by an underlying stock only to the extent of premiums received from such sold call option contracts. The Funds expect to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

There is no guarantee that each Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Each Fund’s NAV is dependent on the value of the Fund’s options contracts, which are based principally upon the share price of the underlying stock, the volatility of the underlying stock, which influences short call prices, and the time remaining until the expiration date of the short call option contracts. Each Fund’s synthetic long exposure strategy will effectively allow that portion of the Fund’s assets to move in synch with the daily changes in the underlying stock’s stock price.

However, each Fund’s participation in the potential upside in the underlying stock returns is limited by virtue of its sold option contract positions. The degree to which a shareholder may benefit from the upside exposure to the underlying stock obtained by a Fund will depend on the time at which the investor purchases Shares of the Fund and the price movements of the underlying stock. At any given time, there may be limited upside potential. If the price of the underlying stock is near or has exceeded the strike price of a Fund’s sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Each Fund will invest significantly in short-term (6-month to 2-year) U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government. The Funds’ investments in U.S. Treasury securities contribute to the monthly income sought by the Funds.

Exchange Traded Options Portfolio

The Funds will purchase and sell a combination of call and put exchange traded options contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price.

FLEX options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the-counter” (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX options in which the Funds may invest are all European style options (options that are exercisable only on the expiration date). As of the date of this prospectus, the FLEX options are generally listed on the Chicago Board Options Exchange.

The Funds will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the options held by the Funds are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Funds will use fair value pricing pursuant to the fair value procedures adopted by the Board.

Notional Value Explanation

“Notional value” refers to the “face” value of a Fund investment, rather than the amount of capital the Fund has actually committed. It represents the total value of the Fund’s position, rather than its equity in that position. Essentially, it reflects the full value of a leveraged position in the market, even if the Fund uses a fraction of that amount as collateral.

Manager of Managers Structure

The Funds and the Adviser have received exemptive relief from the SEC permitting the Adviser (subject to certain conditions and the approval of the Board) to change or select new unaffiliated sub-advisers without obtaining shareholder approval. The relief also permits the Adviser to materially amend the terms of agreements with an unaffiliated sub-adviser (including an increase in the fee paid by the Adviser to the unaffiliated sub-adviser (and not paid by the Fund)) or to continue the employment of an unaffiliated sub-adviser after an event that would otherwise cause the automatic termination of services with Board approval, but without shareholder approval. Shareholders will be notified of any unaffiliated sub-adviser changes. The Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee a sub-adviser and recommend their hiring, termination and replacement.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in recently adopted rules under the 1940 Act, subject to certain conditions. Each Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in Rule 12d1-4, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Principal Risks of Investing in the Funds

There can be no assurance that the Funds will achieve their respective investment objective. The following information is in addition to, and should be read along with, the description of each Fund’s principal investment risks in the section titled “Fund Summary— Principal Investment Risks” above. Following the Fund-specific underlying stock risks, the remaining principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears.

AI Risk. The Fund invests in options contracts that are based on the value of AI. This subjects the Fund to certain of the same risks as if it owned shares of AI, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of AI, the Fund may also be subject to the following risks:

Indirect Investment in AI Risk. AI is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of AI but will be exposed to the performance of AI (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

AI Trading Risk. The trading price of AI may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of AI may be traded by short sellers which may put pressure on the supply and demand for the common stock of AI, further influencing volatility in its market price. Public perception and other factors outside of the control of AI may additionally impact AI’s stock price due to AI garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against AI in the past. While AI continues to defend such actions, any judgment against AI, or any future stockholder litigation could result in substantial costs and a diversion of the management of AI’s attention and resources. If AI trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

AI Performance Risk. AI may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of AI to decline. AI provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance AI provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If AI’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by AI could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

ROKU Risk. The Fund invests in options contracts that are based on the value of ROKU. This subjects the Fund to certain of the same risks as if it owned shares of ROKU, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of ROKU, the Fund may also be subject to the following risks:

Indirect Investment in ROKU Risk. ROKU is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of ROKU but will be exposed to the performance of ROKU (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

ROKU Trading Risk. The trading price of ROKU may exhibit high volatility and could continue to experience wide fluctuations due to various factors. The stock market at large, and the market for entertainment companies specifically, has seen extreme price and volume fluctuations often unrelated or disproportionate to the operating performance of these entities. Notably, a sizable proportion of ROKU shares may be traded by short sellers, potentially impacting the supply and demand for ROKU’s common stock and further influencing volatility in its market price. Public perception and other external factors beyond ROKU’s control may also impact ROKU’s stock price, especially given ROKU attracting a disproportionate degree of public attention, irrespective of actual operating performance. Furthermore, in the past, following periods of market volatility and fluctuation in a company’s stock price, securities class action litigation has often been initiated against such companies. Similar stockholder litigation has been filed against ROKU previously. While ROKU continues to defend against such actions, any adverse judgment, or any future stockholder litigation could result in substantial costs and divert the management of ROKU’s focus and resources. In the event trading of ROKU is halted, trading in shares of the ROKU Fund may be affected, either temporarily or indefinitely.

ROKU Performance Risk. ROKU may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ROKU to decline. ROKU provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ROKU provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If ROKU’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ROKU could decline significantly.

Entertainment Industry Risk: The entertainment industry, which is a separate industry within the communication services sector, is highly competitive and relies on consumer spending and the availability of disposable income for success. The prices of the securities of companies in the entertainment industry may fluctuate widely due to competitive pressures, heavy expenses incurred for research and development of products, problems related to bringing products to market, consumer preferences and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the entertainment industry.

SNOW Risk. The Fund invests in options contracts that are based on the value of SNOW. This subjects the Fund to certain of the same risks as if it owned shares of SNOW, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of SNOW, the Fund may also be subject to the following risks:

Indirect Investment in SNOW Risk. SNOW is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of SNOW but will be exposed to the performance of SNOW (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

SNOW Trading Risk. The trading price of SNOW may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of SNOW may be traded by short sellers which may put pressure on the supply and demand for the common stock of SNOW, further influencing volatility in its market price. Public perception and other factors outside of the control of SNOW may additionally impact SNOW’s stock price due to SNOW garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against SNOW in the past. While SNOW continues to defend such actions, any judgment against SNOW, or any future stockholder litigation could result in substantial costs and a diversion of the management of SNOW’s attention and resources. If SNOW trading is halted, trading in Shares of the SNOW Fund may be impacted, either temporarily or indefinitely.

SNOW Performance Risk. SNOW may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of SNOW to decline. SNOW provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance SNOW provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If SNOW’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by SNOW could decline significantly.

Information Technology Services Industry Risk. The information technology services industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the information technology services industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

ZM Risk. The Fund invests in options contracts that are based on the value of ZM. This subjects the Fund to certain of the same risks as if it owned shares of ZM, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of ZM, the Fund may also be subject to the following risks:

Indirect Investment in ZM Risk. ZM is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of ZM but will be exposed to the performance of ZM (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

ZM Trading Risk. The trading price of ZM may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of ZM may be traded by short sellers which may put pressure on the supply and demand for the common stock of ZM, further influencing volatility in its market price. Public perception and other factors outside of the control of ZM may additionally impact ZM’s stock price due to ZM garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against ZM in the past. While ZM continues to defend such actions, any judgment against ZM, or any future stockholder litigation could result in substantial costs and a diversion of the management of ZM’s attention and resources. If ZM trading is halted, trading in Shares of the ZM Fund may be impacted, either temporarily or indefinitely.

ZM Performance Risk. ZM may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ZM to decline. ZM provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ZM provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If ZM’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ZM could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

ADBE Risk. The Fund invests in options contracts that are based on the value of ADBE. This subjects the Fund to certain of the same risks as if it owned shares of ADBE, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of ADBE, the Fund may also be subject to the following risks:

Indirect Investment in ADBE Risk. ADBE is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of ADBE but will be exposed to the performance of ADBE (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

ADBE Trading Risk. The trading price of ADBE may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of ADBE may be traded by short sellers which may put pressure on the supply and demand for the common stock of ADBE, further influencing volatility in its market price. Public perception and other factors outside of the control of ADBE may additionally impact ADBE’s stock price due to ADBE garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against ADBE in the past. While ADBE continues to defend such actions, any judgment against ADBE, or any future stockholder litigation could result in substantial costs and a diversion of the management of ADBE’s attention and resources. If ADBE trading is halted, trading in Shares of the ADBE Fund may be impacted, either temporarily or indefinitely.

ADBE Performance Risk. ADBE may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ADBE to decline. ADBE provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ADBE provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If ADBE’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ADBE could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

NKE Risk. The Fund invests in options contracts that are based on the value of NKE. This subjects the Fund to certain of the same risks as if it owned shares of NKE, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of NKE, the Fund may also be subject to the following risks:

Indirect Investment in NKE Risk. NKE is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of NKE but will be exposed to the performance of NKE (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

NKE Trading Risk. The trading price of NKE may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for retail and apparel companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of NKE may be traded by short sellers which may put pressure on the supply and demand for the Class A common stock of NKE, further influencing volatility in its market price. Public perception and other factors outside of the control of Nike, Inc. may additionally impact NKE’s stock price due to NKE garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against NKE in the past. While NKE continues to defend such actions, any judgment against NKE, or any future stockholder litigation could result in substantial costs and a diversion of the management of NKE’s attention and resources. If NKE trading is halted, trading in Shares of the NKE Fund may be impacted, either temporarily or indefinitely.

NKE Performance Risk. NKE may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of NKE to decline. NKE provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance NKE provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If NKE’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by NKE could decline significantly.

Footwear Industry Risks. The footwear industry, exemplified by companies like NKE, faces numerous risks. Its success is contingent on rapidly shifting consumer preferences and design trends, linked to the popularity of various sports and fitness activities. The industry is highly competitive globally, not just in terms of product offerings and technology, but also in marketing, customer service, social media presence, and production costs. The competition includes diverse players, from athletic and leisure footwear firms to larger conglomerates with broad product lines. This demands constant innovation and adaptability, with significant risk factors being changes in technology and consumer tastes in athletic and leisure footwear, apparel, and equipment markets. The ability to maintain and enhance brand image and reputation is crucial in this space, relying heavily on marketing efforts, product quality, and innovation. Failure to meet these objectives or tarnish of brand reputation due to negative publicity or legal actions, founded or unfounded, can lead to a decrease in long-term consumer demand. The increasing importance of social media and digital platforms further intensifies these risks, as any adverse comments or posts can inflict serious damage to the brand image, potentially affecting sales, financial condition, and operational results.

ORCL Risk. The Fund invests in options contracts that are based on the value of ORCL. This subjects the Fund to certain of the same risks as if it owned shares of ORCL, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of ORCL, the Fund may also be subject to the following risks:

Indirect Investment in ORCL Risk. ORCL is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of ORCL but will be exposed to the performance of ORCL (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

ORCL Trading Risk. The trading price of ORCL may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of ORCL may be traded by short sellers which may put pressure on the supply and demand for the common stock of ORCL, further influencing volatility in its market price. Public perception and other factors outside of the control of ORCL may additionally impact ORCL’s stock price due to ORCL garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against ORCL in the past. While ORCL continues to defend such actions, any judgment against ORCL, or any future stockholder litigation could result in substantial costs and a diversion of the management of ORCL’s attention and resources. If ORCL trading is halted, trading in Shares of the ORCL Fund may be impacted, either temporarily or indefinitely.

ORCL Performance Risk. ORCL may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ORCL to decline. ORCL provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ORCL provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If ORCL’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ORCL could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

INTC Risk. The Fund invests in options contracts that are based on the value of INTC. This subjects the Fund to certain of the same risks as if it owned shares of INTC, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of INTC, the Fund may also be subject to the following risks:

Indirect Investment in INTC Risk. INTC is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of INTC but will be exposed to the performance of INTC (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

INTC Trading Risk. The trading price of INTC may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of INTC may be traded by short sellers which may put pressure on the supply and demand for the common stock of INTC, further influencing volatility in its market price. Public perception and other factors outside of the control of INTC may additionally impact INTC’s stock price due to INTC garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against INTC in the past. While INTC continues to defend such actions, any judgment against INTC, or any future stockholder litigation could result in substantial costs and a diversion of the management of INTC’s attention and resources. If INTC trading is halted, trading in Shares of the INTC Fund may be impacted, either temporarily or indefinitely.

INTC Performance Risk. INTC may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of INTC to decline. INTC provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance INTC provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If INTC’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by INTC could decline significantly.

Semiconductor Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The industry is complex and global in nature, with manufacturing plants predominantly located in East Asia. Because of this, it is subject to numerous risks, including geopolitical tensions, earthquakes, and extreme weather events. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

BIIB Risk. The Fund invests in options contracts that are based on the value of BIIB. This subjects the Fund to certain of the same risks as if it owned shares of BIIB, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of BIIB, the Fund may also be subject to the following risks:

Indirect Investment in BIIB Risk. BIIB is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of BIIB but will be exposed to the performance of BIIB (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

BIIB Trading Risk. The trading price of BIIB may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for biotechnology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of BIIB may be traded by short sellers which may put pressure on the supply and demand for the common stock of BIIB, further influencing volatility in its market price. Public perception and other factors outside of the control of BIIB may additionally impact BIIB’s stock price due to BIIB garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against BIIB in the past. While BIIB continues to defend such actions, any judgment against BIIB, or any future stockholder litigation could result in substantial costs and a diversion of the management of BIIB’s attention and resources. If BIIB trading is halted, trading in Shares of the BIIB Fund may be impacted, either temporarily or indefinitely.

BIIB Performance Risk. BIIB may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of BIIB to decline. BIIB provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance BIIB provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If BIIB’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by BIIB could decline significantly.

Biotechnology Industry Risk. The biotechnology industry faces numerous risks, encompassing a range of regulatory, scientific, operational, and market-related challenges. Key among these are the heavy regulatory scrutiny and the high cost of research and development, with no guarantee of return, given that a significant percentage of drug candidates fail during clinical trials. Additionally, the industry grapples with the complexities of patent protection and the subsequent threat of generic competition once these protections expire. Manufacturing issues and supply chain disruptions can also have a substantial impact on a company’s ability to produce and distribute drugs. Market acceptance and competition from other drugs or treatments further influence a drug’s profitability. Moreover, legal and reputational risks, such as those arising from potential side effects or product recalls, can lead to significant financial and reputational damage. All these factors contribute to a volatile risk landscape for the biotechnology industry.

BA Risk. The Fund invests in options contracts that are based on the value of BA. This subjects the Fund to certain of the same risks as if it owned shares of BA, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of BA, the Fund may also be subject to the following risks:

Indirect Investment in BA Risk. BA is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of BA but will be exposed to the performance of BA (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

BA Trading Risk. The trading price of BA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for banking and financial services companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of BA may be traded by short sellers which may put pressure on the supply and demand for the common stock of BA, further influencing volatility in its market price. Public perception and other factors outside of the control of BA may additionally impact BA’s stock price due to BA garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against BA in the past. While BA continues to defend such actions, any judgment against BA, or any future stockholder litigation could result in substantial costs and a diversion of the management of BA’s attention and resources. If BA trading is halted, trading in Shares of the BA Fund may be impacted, either temporarily or indefinitely.

BA Performance Risk. BA may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of BA to decline. BA provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance BA provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If BA’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by BA could decline significantly.

Aerospace & Defense Industry Risk. The Aerospace and Defense Industry comprises businesses engaged in manufacturing equipment, parts, or products for civil or military aerospace and defense applications. This industry’s performance can be notably cyclical, leading to intermittent operating losses for its companies. Factors such as geopolitical dynamics, economic conditions, environmental considerations, enhanced competition, and the capacity to recruit and maintain a highly skilled workforce, including crucial personnel, can significantly impact the industry. Additionally, the industry’s operations can be influenced by legislative or regulatory shifts and heightened government oversight.

TGT Risk. The Fund invests in options contracts that are based on the value of TGT. This subjects the Fund to certain of the same risks as if it owned shares of TGT, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of TGT, the Fund may also be subject to the following risks:

Indirect Investment in TGT Risk. TGT is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of TGT but will be exposed to the performance of TGT (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

TGT Trading Risk. The trading price of TGT may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for retail companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of TGT may be traded by short sellers which may put pressure on the supply and demand for the common stock of TGT, further influencing volatility in its market price. Public perception and other factors outside of the control of TGT may additionally impact TGT’s stock price due to TGT garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against TGT in the past. While TGT continues to defend such actions, any judgment against TGT, or any future stockholder litigation could result in substantial costs and a diversion of the management of TGT’s attention and resources. If TGT trading is halted, trading in Shares of the TGT Fund may be impacted, either temporarily or indefinitely.

TGT Performance Risk. TGT may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of TGT to decline. TGT provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance TGT provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If TGT’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by TGT could decline significantly.

Consumer Staples Distribution Industry Risk. The consumer staples distribution industry is exposed to a number of risks that could potentially impact its performance. A key risk factor is economic fluctuation; in times of economic downturn, consumers tend to cut back on spending, which can lead to decreased revenues. Conversely, during prosperous periods, consumers may shift towards higher-end retail outlets, again affecting the industry’s sales. Moreover, the industry faces intense competition, both from traditional brick-and-mortar stores and from e-commerce platforms, which can influence pricing strategies and profit margins. Operational risks, such as supply chain disruptions or increases in operating costs like wages or rent, can also impact profitability. Further, changes in consumer preferences and demands, including trends towards online shopping and sustainable or ethical products, pose ongoing challenges. Regulatory changes and compliance requirements represent additional risk factors. In addition, reputational damage from issues such as poor customer service or product quality can affect customer loyalty and long-term success.

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of a Fund’s call writing strategy will impact the extent that a Fund participates in the positive price returns of the underlying stock and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of the underlying stock will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of the underlying stock, or the Fund may even lose money, even if the underlying stock share price has appreciated by at least that much over such period, if during any month over that period the underlying stock had a return less than 7%. This example illustrates that both a Fund’s participation in the positive price returns of an underlying stock and its returns will depend not only on the price of the underlying stock but also on the path that such stock takes over time.

Counterparty Risk. Each Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, a Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by a Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of a Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of a Fund might not be fully protected in the event of the clearing member’s bankruptcy, as a Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. Each Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Funds as they seek to hold options contracts on a single security, and not a broader range of options contracts, which may limited the number of clearing members that are willing to transact on the Funds’ behalf. If a clearing member defaults a Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If a Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Cyber Security Risk. The Funds are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which a Fund invests or a Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject a Fund to many of the same risks associated with direct cyber security breaches. Although the Funds have established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers or third-party service providers.

Derivatives Risk. The Funds’ derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. Use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be greater during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions.

Certain of the Funds’ transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact such Fund’s after-tax returns.

In addition, each Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For each of the Funds, the value of the options contracts in which the Fund invests are substantially influenced by the value of the applicable underlying stock. The Funds may experience substantial downside from specific option positions and certain option positions held by a Fund may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Funds will be determined based on market quotations or other recognized pricing methods. Additionally, as each Fund intends to continuously maintain indirect exposure to the applicable underlying stock through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, a Fund may experience losses.

Distribution Risk. As part of the Funds’ investment objectives, the Funds seek to provide current monthly income. There is no assurance that the Funds will make a distribution in any given month. If a Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

ETF Risk.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, a Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, a Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, a Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on a Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of a Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as the Exchange, and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Funds as they seek to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above a Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Issuers’ securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, a Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

High Portfolio Turnover Risk. The Funds may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Funds and a Fund’s investments and could impact a Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to such Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Funds, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater to the Funds as they will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If a Fund is forced to sell an illiquid security at an unfavorable time or price, such Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with the applicable Underlying Issuer. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Funds.

Money Market Instrument Risk. The Funds may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. If a Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions, if any, by a Fund may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

New Fund Risk. Each Fund is recently organized with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Funds will grow to or maintain an economically viable size.

Non-Diversification Risk. Because each Fund is “non-diversified,” a Fund may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause a Fund’s overall value to decline to a greater degree than if such Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on such Fund’s performance.

Operational Risk. Each Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a Fund’s ability to meet its investment objective. Although the Funds and the Funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Price Participation Risk. Each Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which such Fund will participate in increases in value experienced by the applicable Underlying Issuer over the Call Period. This means that if the Underlying Issuer experiences an increase in value above the strike price of the sold call options during a Call Period, the applicable Fund will likely not experience that increase to the same extent and may significantly underperform such Underlying Issuer over the Call Period. Additionally, because each Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Issuer over each Call Period but has full exposure to any decreases in value experienced by the Underlying Issuer over the Call Period, the NAV of the Fund may decrease over any given time period. Each Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Issuer. The degree of participation in Underlying Issuer gains a Fund will experience will depend on prevailing market conditions, especially market volatility, at the time such Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Issuer, changes in interest rates, changes in the actual or perceived volatility of the Underlying Issuer and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Issuer changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore a Fund’s NAV, will change. However, it is not expected for a Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Issuer. The amount of time remaining until the option contract’s expiration date affects the impact of the potential options contract income on a Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Issuer will result in changes to a Fund’s NAV, the Funds generally anticipate that the rate of change in a Fund’s NAV will be different than that experienced by the Underlying Issuer.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the global spread of COVID-19 has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Significant market volatility and market downturns may limit the Funds’ ability to sell securities and obtain long exposure to securities, and a Funds’ sales and long exposures may exacerbate the market volatility and downturn. Under such circumstances, a Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact a Fund’s returns on those days and periods inclusive of those days. Alternatively, a Fund may incur higher costs in order to achieve its investment objective and may be forced to purchase and sell securities (including other ETFs’ shares) at market prices that do not represent their fair value (including in the case of an ETF, its NAV) or at times that result in differences between the price such Fund receives for the security and the market closing price of the security. Under those circumstances, a Fund’s ability to track the applicable Underlying Issuer is likely to be adversely affected, the market price of Shares may reflect a greater premium or discount to NAV and bid-ask spreads in Shares may widen, resulting in increased transaction costs for secondary market purchasers and sellers.

Single Issuer Risk. Issuer-specific attributes may cause an investment in a Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses an individual security (the underlying stock), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Funds intend to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, each Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, each Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with each Fund’s use of a “synthetic” strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), each Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If a Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If a Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Funds may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

PORTFOLIO HOLDINGS

Information about each Fund’s daily portfolio holdings will be available on the Funds’ website at www.elevateshares.com.

A complete description of each Fund’s policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the Fund’s SAI.

MANAGEMENT

Investment Adviser

Toroso Investments, LLC (“Toroso” or the “Adviser”), located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, is an SEC registered investment adviser and a Delaware limited liability company. Toroso was founded in March 2012 and is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of August 31, 2023, Toroso had assets under management of approximately $7.4 billion and served as the investment adviser or sub-adviser for 104 registered funds. Toroso has determined to change its name to Tidal ETF Services LLC on or about November 1, 2023. The name change will not result in any changes to its operations or personnel.

Toroso serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds pursuant to an investment advisory agreement with the Trust, on behalf of each Fund (the “Advisory Agreement”). The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. For the services provided to the Funds, each Fund pays the Adviser a unified management fee of 0.99%, which is calculated daily and paid monthly, at an annual rate based on such Fund’s average daily net assets.

Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by such Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unitary management fee payable to the Adviser (collectively, the “Excluded Expenses”).

Investment Sub-Adviser

ZEGA Financial, LLC, a Nebraska limited liability company, located at 3801 PGA Blvd, Palm Beach Gardens, FL 33410, serves as investment sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”). ZEGA is responsible for the day-to-day management of the Funds’ portfolios, including determining the securities purchased and sold by each Fund and trading portfolio securities for each Fund, subject to the supervision of the Adviser and the Board. ZEGA is an independent investment advisor founded in 2011 offering discretionary and non-discretionary portfolio management services to separately managed accounts. For its services, ZEGA is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.09% of each Fund’s average daily net assets.

The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by one or more of the Funds, except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by a Fund and paid by the Sub-Adviser include fees charged by Tidal ETF Services, LLC (Tidal”), the Fund’s administrator and an affiliate of the Adviser. In addition to its sub-advisory fee, the Sub-Adviser may receive from the Adviser, in certain circumstances, a portion of the Adviser’s management fee in recognition of the risk it assumes in incurring the obligation to pay fund expenses as described above.

Agreements

A discussion regarding the basis for the Board’s approval of each Fund’s Advisory Agreement and Sub-Advisory Agreement will be available in the October 31, 2024 annual report to shareholders.

Portfolio Managers

The following individuals (each, a “Portfolio Manager”) have served as portfolio managers of each Fund since inception in 2023. Mr. Brokaw and Mr. Pestrichelli are jointly and primarily responsible for the day-to-day management of each Fund, and Ms. Duan and Mr. Ragauss oversee trading and execution for the Fund.

Mick Brokaw, Portfolio Manager for the Sub-Adviser

Mr. Brokaw joined the Sub-Adviser in 2015 and serves as the Chief Compliance Officer and Managing Director for the Sub-Adviser. Mr. Brokaw has over 25 years of experience in the financial markets, with the majority of his experience related to trading and trading platforms. Mr. Brokaw has a Bachelor of Finance from the University of Nebraska, Lincoln.

Jay Pestrichelli, Portfolio Manager for the Sub-Adviser

Mr. Pestrichelli co-founded the Sub-Adviser in 2011 and is Chief Executive Officer. Mr. Pestrichelli has over 20 years of experience in the financial markets. Mr. Pestrichelli has led the development and execution of the firm’s investment strategies since its inception in 2011. He is also the author of the best-selling book “Buy & Hedge: The Five Iron Rules for Investing Over the Long Term.” Prior to founding the Sub-Adviser in 2011, Mr. Pestrichelli spent 12 years managing and growing the online trading business for TD Ameritrade from 1999 to 2010. Mr. Pestrichelli has a Bachelor degree in Behavioral Science from Concordia College.

Qiao Duan, CFA, Portfolio Manager for the Adviser

Qiao Duan serves as Portfolio Manager at the Adviser, having joined the firm in October 2020. From February 2017 to October 2020, she was an execution Portfolio Manager at Exponential ETFs, where she managed research and analysis relating to all Exponential ETF strategies. Ms. Duan previously served as a portfolio manager for the Exponential ETFs from their inception in May 2019 until October 2020. Ms. Duan received a Master of Science in Quantitative Finance and Risk Management from the University of Michigan in 2016 and a Bachelor of Science in Mathematics and Applied Mathematics from Xiamen University in 2014. She holds the CFA designation.

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser

Mr. Ragauss serves as Portfolio Manager of the Adviser, having joined the Adviser in September 2020. Mr. Ragauss previously served as Chief Operating Officer and in other roles at CSat Investment Advisory, L.P. from April 2016 to September 2020. Previously, Mr. Ragauss was Assistant Vice President at Huntington National Bank (“Huntington”), where he was Product Manager for the Huntington Funds and Huntington Strategy Shares ETFs, a combined fund complex of almost $4 billion in assets under management. At Huntington, he led ETF development bringing to market some of the first actively managed ETFs. Mr. Ragauss joined Huntington in 2010. Mr. Ragauss attended Grand Valley State University where he received his Bachelor of Business Administration in Finance and International Business, as well as a minor in French. He is a member of both the National and West Michigan CFA societies and holds the CFA designation.

CFA® is a registered trademark owned by the CFA Institute.

The Funds’ SAI provides additional information about each portfolio manager’s compensation structure, other accounts that each portfolio manager manages, and each portfolio manager’s ownership of Shares.

Fund Supporters

The Adviser, Tidal, ZEGA, Lucania Investments LLC (“Lucania”), and Level ETF Ventures LLC (“Level,” and together with the Adviser, ZEGA and Lucania, the “Supporters” and each a “Supporter”) have entered into a fund support agreement pursuant to which each Supporter has agreed to provide financial support (as described below) to the Funds. Every month, the unitary management fees for each Fund are calculated and paid to the Adviser, and the Adviser retains a portion of the unitary management fees from each Fund. In return for its financial support for the Funds, the Adviser has agreed to pay each Supporter a portion of any remaining profits generated by the unitary management fees for the Funds. If the aggregate amount of the unitary management fees for the Funds exceeds the aggregate of the Funds’ operating expenses and the Adviser-retained amounts, that excess amount is considered “remaining profit.” In that case, the Adviser will pay a portion of the remaining profits to the Supporters. Further, if the aggregate amount of the unitary management fees for the Funds is less than the aggregate of Funds’ operating expenses and the Adviser-retained amounts, each Supporter is obligated to reimburse the Adviser for a portion of the shortfall.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by a Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

In order to purchase Creation Units of a Fund, an AP must generally deposit a designated portfolio of equity securities (the “Deposit Securities”) and/or a designated amount of U.S. cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Funds to incur certain costs. These costs could include brokerage costs or taxable gains or losses that it might not have incurred if it had made redemption in-kind. These costs could be imposed on a Fund, and thus decrease the Fund’s NAV, to the extent that the costs are not offset by a transaction fee payable by an AP. Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

None of the Funds imposes any restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by a Fund’s shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with a Fund, are an essential part of the ETF process and help keep Share trading prices in line with the NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, each Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by such Fund in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for regular business. The NAV for the Funds is calculated by dividing such Fund’s net assets by its Shares outstanding.

In calculating its NAV, each Fund generally value its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by a Fund or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Board (as described below).

Fair Value Pricing

The Board has designated the Adviser as the “valuation designee” for the Fund under Rule 2a-5 of the 1940 Act, subject to its oversight. The Adviser has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been delisted or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Funds intend to pay out dividends and interest income, if any, monthly, and distribute any net realized capital gains to its shareholders at least annually.

The Funds will declare and pay income and capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (institutional investors only).

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Taxes on Distributions. Each Fund intends to pay out dividends and interest income, if any, monthly, and distribute any net realized capital gains to its shareholders at least annually. For federal income tax purposes, distributions of net investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of net capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned their Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by such Fund from U.S. corporations, subject to certain limitations.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from a Fund.

In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of shares of a Fund is includable in such shareholder’s investment income for purposes of this NII tax.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on distributions of net investment income paid to (a) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (b) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisors in this regard.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of substantially identical Shares.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year and as a short-term capital gain or loss if such Shares have been held for one year or less.

The Funds may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Funds may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to foreign, state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

DISTRIBUTION

Foreside Fund Services, LLC (the “Distributor”), the Funds’ distributor, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares.

No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of assets of the respective Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information regarding how often Shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of such Fund can be found on the Funds’ website at www.elevateshares.com

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser, Sub-Adviser, and the Funds make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in any Fund particularly.

The Second Amended and Restated Declaration of Trust (“Declaration of Trust”) provides a detailed process for the bringing of derivative or direct actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on a Fund’s Trustees. The Declaration of Trust details various information, certifications, undertakings and acknowledgments that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. The Declaration of Trust further provides that shareholders owning Shares representing no less than a majority of a Fund’s outstanding shares must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action claiming injury as a shareholder of the Trust, or any Fund, where the matters alleged (if true) would give rise to a claim by the Trust or by the Trust on behalf of a Fund, unless the shareholder has suffered an injury distinct from that suffered by the shareholders of the Trust, or the Fund, generally. Under the Declaration of Trust, a shareholder bringing a direct claim must be a shareholder of the Fund with respect to which the direct action is brought at the time of the injury complained of or have acquired the shares afterwards by operation of law from a person who was a shareholder at that time. The Declaration of Trust further provides that a Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Fund is obligated to pay shall be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust also requires that actions by shareholders against a Fund be brought exclusively in a federal or state court located within the State of Delaware. This provision will not apply to claims brought under the federal securities laws. Limiting shareholders’ ability to bring actions only in courts located in Delaware may cause shareholders economic hardship to litigate the action in those courts, including paying for traveling expenses of witnesses and counsel, requiring retaining local counsel, and may limit shareholders’ ability to bring a claim in a judicial forum that shareholders find favorable for disputes, which may discourage such actions.

FINANCIAL HIGHLIGHTS

This section would ordinarily include Financial Highlights for the Funds. The Financial Highlights tables are intended to help you understand the performance of each Fund for that Fund’s periods of operations. Because the Funds have not yet commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

Information provided to or filed with the SEC by each Underlying Issuer pursuant to the Exchange Act, including the financial statements of each Underlying Issuer in its Form 10-K, can be located by reference to the SEC file number noted below through the SEC’s website at www.sec.gov:

Underlying Issuer	SEC File Number
C3.ai, Inc.	001-39744
ROKU, Inc.	001-38211
Snowflake Inc.	001-39504
Zoom Video Communications, Inc.	001-38865
Adobe Inc.	0-15175
Nike, Inc.	1-10635
Oracle Corporation	001-35992
Intel Corporation	000-06217
Biogen Inc.	0-19311
The Boeing Company	1-442
Target Corporation	1-6049

YieldMax ETFs

YieldMax AI Option Income Strategy ETF (AIYY)

YieldMax ROKU Option Income Strategy ETF (ROKY)

YieldMax SNOW Option Income Strategy ETF (SNOY)

YieldMax ZM Option Income Strategy ETF (ZMY)

YieldMax ADBE Option Income Strategy ETF (ADBY)

YieldMax NKE Option Income Strategy ETF (NKEY)

YieldMax ORCL Option Income Strategy ETF (ORCY)

YieldMax INTC Option Income Strategy ETF (INYY)

YieldMax BIIB Option Income Strategy ETF (BIYY)

YieldMax BA Option Income Strategy ETF (BAYY)

YieldMax TGT Option Income Strategy ETF (TGTY)

Adviser	Toroso Investments, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Sub-Adviser	ZEGA Financial, LLC 3801 PGA Blvd Palm Beach Gardens, FL 33410
Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101	Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204
Legal Counsel	Sullivan & Worcester LLP 1633 Broadway New York, New York 10019	Sub-Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103	Custodian	U.S. Bank National Association 1555 North Rivercenter Drive Milwaukee, Wisconsin 53212

Investors may find more information about the Funds in the following documents:

Statement of Additional Information: The Funds’ SAI provides additional details about the investments of each Fund and certain other additional information. A current SAI dated October 9, 2023, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance after the first fiscal year each Fund is in operation.

You can obtain free copies of these documents, when available, request other information or make general inquiries about the Fund by contacting the Fund at the YieldMax Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (866) 864-3968.

Shareholder reports and other information about the Fund are also available:

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

●	Free of charge from the Fund’s Internet website at www.elevateshares.com; or

●	For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-23793)

YieldMax AI Option Income Strategy ETF (AIYY)

YieldMax ROKU Option Income Strategy ETF (ROKY)

YieldMax SNOW Option Income Strategy ETF (SNOY)

YieldMax ZM Option Income Strategy ETF (ZMY)

YieldMax ADBE Option Income Strategy ETF (ADBY)

YieldMax NKE Option Income Strategy ETF (NKEY)

YieldMax ORCL Option Income Strategy ETF (ORCY)

YieldMax INTC Option Income Strategy ETF (INYY)

YieldMax BIIB Option Income Strategy ETF (BIYY)

YieldMax BA Option Income Strategy ETF (BAYY)

YieldMax TGT Option Income Strategy ETF (TGTY)

listed on NYSE Arca, Inc

STATEMENT OF ADDITIONAL INFORMATION

October 9, 2023

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the YieldMax AI Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax ZM Option Income Strategy ETF, YieldMax ADBE Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF, and YieldMax TGT Option Income Strategy ETF (each a “Fund” and collectively the “Funds”), each a series of Tidal Trust II (formerly named the “Tidal ETF Trust II”) (the “Trust”), dated October 9, 2023, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Funds at (866) 864-3968, visiting www.elevateshares.com or writing to the Funds at the YieldMax Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

Each Fund’s audited financial statements for the most recent fiscal year (when available) will be incorporated into this SAI by reference to such Fund’s most recent annual report to shareholders (File No. 811-23793). When available, a copy of each Fund’s annual report to shareholders may be obtained at no charge by contacting the Funds at the address or phone number noted above.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company consisting of multiple series, including the Funds. This SAI relates to the YieldMax AI Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax ZM Option Income Strategy ETF, YieldMax ADBE Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF and YieldMax TGT Option Income Strategy ETF. The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). Toroso Investments, LLC (“Toroso” or the “Adviser”) serves as investment adviser to each Fund. ZEGA Financial, LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Funds.

Each Fund offers and issues Shares at its net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Funds generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares of the Funds are each listed on NYSE Arca, Inc. (the “Exchange”). Shares of the Funds trade on the Exchange at market prices that may differ from the Shares’ respective NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors, known as “Authorized Participants” or “APs,” purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to a Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Non-Diversification

Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that the Funds are not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund, and therefore, those issuers may constitute a greater portion of such Fund’s portfolio. This may have an adverse effect on the Fund’s performance or subject its Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, a Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”).

Although the Funds are non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the Code, and to relieve such Fund of any liability for federal income tax to the extent that their earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that such Fund will meet its investment objectives. See “Federal Income Taxes” in this SAI for further discussion.

General Risks

The value of a Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.

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There can be no guarantee that a liquid market for the securities held by a Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid-ask spreads are wide.

Financial markets, both domestic and foreign, have recently experienced an unusually high degree of volatility. Continuing events and possible continuing market turbulence may have an adverse effect on the performance of a Fund.

Cyber Security Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Funds or the Adviser, Sub-adviser, Custodian (defined below), Transfer Agent (defined below), intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact each Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Funds to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and the associated risk factors. The Funds will invest in any of the following instruments or engage in any of the following investment practices only if such investment or activity is consistent with such Fund’s investment objective and permitted by such Fund’s stated investment policies. In addition, certain of the techniques and investments discussed in this SAI are not principal strategies of the Funds as disclosed in the Prospectus, and while such techniques and investments are permissible for a Fund to utilize, such Fund is not required to utilize such non-principal techniques or investments.

The Funds will only invest directly in options contacts, short-term U.S. Treasury securities, cash and cash equivalents. Exposure to any of the other instruments or investment practices listed below will be indirect though exposure to C3.ai, Inc. (“AI”), ROKU, Inc. (“ROKU”), Snowflake Inc. (“SNOW”), Zoom Video Communications, Inc. (“ZM”), Adobe Inc. (“ADBE”), Nike, Inc. (“NKE”), Oracle Corporation (“ORCL”), Intel Corporation (“INTC”), Biogen Inc. (“BIIB”), The Boeing Company (“BA”), and Target Corporation (“TGT”) respectively.

Borrowing

Although the Funds do not intend to borrow money, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. The Funds will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the applicable Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Funds also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Depositary Receipts

To the extent the Funds invest in stocks of foreign corporations, a Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.

Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

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The Funds will not invest in any unlisted depositary receipts or any depositary receipt that is deemed to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, the Funds may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.

Equity Securities

Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of such Fund’s Shares to decline.

An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares of such Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Types of Equity Securities:

Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

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Smaller Companies. The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.

Tracking Stocks. The Funds may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

When-Issued Securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments. Rule 18f-4 under the 1940 Act permits a Fund to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the Delayed-Settlement Securities Provision). A when-issued, forward-settling, or non-standard settlement cycle security that does not satisfy the Delayed-Settlement Securities Provision is treated as a derivatives transaction under Rule 18f-4.

Foreign Securities

The Funds may invest directly in foreign securities or have indirect exposure to foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards, and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than exists in the United States. Interest and dividends paid by foreign issuers as well as gains or proceeds realized from the sale or other disposition of foreign securities may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Funds by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, the imposition of economic sanctions, confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Funds held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which a Fund may invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of such Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of such Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on a Fund’s ability to repatriate investment income or capital and, thus, may adversely affect the operations of the Funds. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on the Funds.

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Foreign Currencies

Although the Funds intend to only hold investments denominated in U.S. dollars, each Fund may have indirect exposure to foreign currency fluctuations. A Fund’s net asset value could decline if a relevant foreign currency depreciates against the U.S. dollar or if there are delays or limits on the repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Fund’s net asset value may change without warning, which could have a significant negative impact on such Fund.

Illiquid and Restricted Investments

Each Fund may invest in illiquid investments (i.e., securities that are not readily marketable) to the extent permitted under the 1940 Act. Illiquid investments include, but are not limited to, restricted investments (investments the disposition of which is restricted under the federal securities laws), investments that may only be resold pursuant to Rule 144A under the Securities Act, but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, no Fund will acquire illiquid investments if, immediately after the acquisition, such investments would comprise more than 15% of the value of such Fund’s net assets. Determinations of liquidity are made pursuant to guidelines contained in the liquidity risk management program of the Trust applicable to each Fund. The Adviser determines and monitors the liquidity of the portfolio investments and reports periodically on its decisions to the Board. In making such determinations it takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The term “illiquid security” is defined as a security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.

An institutional market has developed for certain restricted investments. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such investments are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act or other exemptions, the Adviser may determine that the investments are liquid.

Restricted investments may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time such Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell.

Illiquid investments will be priced at fair value as determined in good faith under procedures adopted by the Board. If, through the appreciation of illiquid investments or the depreciation of liquid investments, a Fund were to be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted investments which are not readily marketable, such Fund will take such steps as set forth in its procedures as adopted by the Board.

Investment Company Securities

The Funds may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes the Funds to all the risks of that pooled vehicle. Pursuant to Section 12(d)(1), each Fund may invest in the securities of another investment company (the “acquired company”) provided that such Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If a Fund invests in and, thus, is a shareholder of, another investment company, such Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with its own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Funds. The acquisition of Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act

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The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Funds may also rely on Rule 12d1-4 under the 1940 Act, which provides an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if such Fund satisfies certain conditions specified in the Rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Initial Public Offering Risk

The Funds may, on a limited basis, participate in IPOs. The market value of IPO shares may fluctuate considerably and is often subject to speculative trading due to factors such as the absence of a prior public market, unseasoned trading, a smaller number of shares available for trading and limited information available about the issuer, its business model, the quality of management, earnings growth potential and other criteria used to evaluate its investment prospects. Such stocks may have exhibited price appreciation in connection with the IPO that is not sustained, and it is not uncommon for stocks to decline in value in the period following the IPO. Additionally, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Funds to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Money Market Funds

The Funds may invest in underlying money market funds that either seek to maintain a stable $1 NAV (“stable NAV money market funds”) or that have a share price that fluctuates (“variable NAV market funds”). Although an underlying stable NAV money market fund seeks to maintain a stable $1 NAV, it is possible for the Funds to lose money by investing in such a money market fund. Because the share price of an underlying variable NAV market fund will fluctuate, when a Fund sells the shares it owns, they may be worth more or less than what such Fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

Other Short-Term Instruments

The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service or “A-1” by Standard & Poor’s Financial Services or, if unrated, of comparable quality as determined by the Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Derivative Instruments

Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a “reference instrument”) and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include options, futures, forwards and swaps.

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Derivative instruments may be used to modify the effective duration of a Fund’s portfolio investments. Derivative instruments may also be used for “hedging,” which means that they may be used when the Sub-Adviser seeks to protect a Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations, or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the Sub-Adviser’s ability to gauge relevant market movements.

Derivative instruments may be used for the purpose of direct hedging. Direct hedging means that the transaction must be intended to reduce a specific risk exposure of a portfolio security or its denominated currency and must also be directly related to such security or currency. Each Fund’s use of derivative instruments may be limited from time to time by policies adopted by the Board, the Adviser or the Sub-Adviser.

SEC Rule 18f-4 (“Rule 18f-4” or the “Derivatives Rule”) regulates the ability of a Fund to enter into derivative transactions and other leveraged transactions. The Derivatives Rule defines the term “derivatives” to include short sales and forward contracts, such as TBA transactions, in addition to instruments traditionally classified as derivatives, such as swaps, futures, and options. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions deemed to be “similar to” reverse repurchase transactions, such as certain securities lending transactions in connection with which a Fund obtains leverage. Among other things, under Rule 18f-4, a Fund is prohibited from entering into these derivatives transactions except in reliance on the provisions of the Derivatives Rule. The Derivatives Rule establishes limits on the derivatives transactions that a Fund may enter into based on the value-at-risk (“VaR”) of the Fund inclusive of derivatives. A Fund will generally satisfy the limits under the Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or a Fund’s own portfolio absent derivatives holdings, as determined by such Fund’s derivatives risk manager. This limits test is referred to as the “Relative VaR Test.” As a result of the Relative VaR Test, a Fund may not seek returns in excess of 2x the designated reference portfolio.

In addition, among other requirements, Rule 18f-4 requires a Fund to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the SEC and the public regarding a Fund’s derivatives activities. These new requirements will apply unless a Fund qualifies as a “limited derivatives user,” which the Derivatives Rule defines as a fund that limits its derivatives exposure to 10% of its net assets. It is possible that the limits and compliance costs imposed by the Derivatives Rule may adversely affect a Fund’s performance, efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives and may increase the cost of such Fund’s investments and cost of doing business, which could adversely affect investors.

Exclusion of Adviser and Sub-Adviser from Commodity Pool Operator Definition. To the extent each Fund invests in “commodity interests” as defined under the Commodity Exchange Act (the “CEA”) the Adviser and Sub-Adviser intend to claim an exclusion from the definition of “commodity pool operator” (“CPO”) and the rules of the Commodities Futures Trading Commission (the “CFTC”) with respect to each Fund. Therefore, neither the Adviser or Sub-Adviser is subject to CFTC registration or regulation as a CPO with respect to the Funds. Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts.

Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow a Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In certain types of futures contracts, the underlying reference instrument may be a swap agreement. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

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Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when they buy or sell futures contracts.

To the extent a Fund invests in futures contracts, such Fund will generally buy and sell futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When a Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored the Adviser and Custodian (defined below) on a daily basis. When the futures contract is closed out, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to such Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to such Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts. The Funds’ use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, a purchase or sale of a futures contract may result in losses to the Funds in excess of the amount that a Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to a Fund. In addition, if a Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause a Fund to experience substantial losses on an investment in a futures contract.

There is a risk of loss by the Funds of the initial and variation margin deposits in the event of bankruptcy of the FCM with which a Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Funds are also subject to the risk that the FCM could use a Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

The Funds may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract a Fund wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

If the Adviser’s investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, a Fund’s overall performance will be poorer than if it had not entered into a futures contract. For example, if a Fund has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, such Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.

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The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as the Funds, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law. For more information, see “Developing government regulation of derivatives” below.

Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Options on futures contracts. Options on futures contracts trade on the same contract markets as the underlying futures contract. When a Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (the exercise price). The purchase of a call or put option on a futures contract, whereby a Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument. For example, a Fund could purchase a call option on a long futures contract when seeking to hedge against an increase in the market value of the underlying reference instrument, such as appreciation in the value of a non-U.S. currency against the U.S. dollar.

The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM. One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer. For more general information about the mechanics of purchasing and writing options, see “Options” below.

Risks of options on futures contracts. A Fund’s use of options on futures contracts is subject to the risks related to derivative instruments generally. In addition, the amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.

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Options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the United States are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Fund’s orders to close out open options positions.

Purchasing call and put options. As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Funds may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Funds may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Funds may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

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If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, such Fund will realize a gain in the amount of the premium received.

Closing out options (exchange-traded options). If the writer of an option wants to terminate its obligation, the writer may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the option writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Fund. Closing transactions allow a Fund to terminate its positions in written and purchased options. A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Fund to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by a Fund will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by the Fund.

Over-the-counter options. Like exchange-traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying reference instrument at a stated exercise price. OTC options, however, differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of non-performance by the dealer, including because of the dealer’s bankruptcy or insolvency. While the Funds use only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying reference instruments and in a wider range of expiration dates and exercise prices than exchange-traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. The Funds may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which such Fund originally wrote the option. A Fund may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

The staff of the SEC has taken the position that purchased OTC options on securities are considered illiquid securities. Pending a change in the staff’s position, the Funds will treat such OTC options on securities as illiquid and subject to such Fund’s limitation on illiquid securities.

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Interest rate caps. An interest rate cap is a type of OTC option. The buyer of an interest rate cap pays a premium to the seller in exchange for payments at set intervals for which a floating interest rate exceeds an agreed upon interest rate. The floating interest rate may be tied to a reference rate, a long-term swap rate or other benchmark. The amount of each payment is determined by reference to a specified “notional” amount of money. Interest rate caps do not involve the delivery of securities, other underlying instruments, or principal amounts. Accordingly, barring counterparty risk, the risk of loss to the purchaser of an interest rate cap is limited to the amount of the premium paid.

An interest rate cap can be used to increase or decrease exposure to various interest rates, including to hedge interest rate risk. By purchasing an interest rate cap, the buyer of the cap can benefit from rising interest rates while limiting its downside risk to the amount of the premium paid. If a Fund buys an interest rate cap and the Adviser is correct at predicting the direction of interest rates, the interest rate cap will increase in value. But if the Adviser is incorrect at predicting the direction, the interest rate cap will expire worthless.

By writing (selling) an interest rate cap, the seller of the cap can benefit by receiving a premium in exchange for assuming an obligation to make payments at set intervals for which a floating interest rate exceeds an agreed upon interest rate. If interest rates rise above the agreed upon cap, the seller’s obligation to make payments may result in losses in excess of the premium received.

Correctly predicting the value of an interest rate cap requires an understanding of the referenced interest rate, and a Fund bears the risk that the Adviser will not correctly forecast future market events, such as interest rate movements. Interest rate caps also involve the risks associated with derivative instruments generally, as described herein, including the risks associated with OTC options.

Risks of options. The Funds’ options investments involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Funds may have difficulty effecting closing transactions in particular options. Therefore, a Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. A Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Fund cannot affect a closing transaction with respect to a put option it wrote, and the buyer exercises, such Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If a Fund, as a covered call option writer, is unable to affect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of the Fund’s portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the Sub-Adviser is not successful in using options in managing a Fund’s investments, such Fund’s performance will be worse than if the Sub-Adviser did not employ such strategies.

Swaps. Generally, swap agreements are contracts between a Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, a Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-U.S. currency, or a “basket” of securities representing a particular index. Swaps can also be based on credit and other events.

The Funds will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by a Fund and its counterparty with respect to a particular swap agreement are netted out, with such Fund receiving or paying, as the case may be, only the net difference in the two payments. A Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. A Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes such Fund). If the swap agreement does not provide for that type of netting, the full amount of the Fund’s obligations will be accrued on a daily basis.

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Comprehensive swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. The Funds customarily enter into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts. In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Fund is required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by such Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments (“variation margin”). Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to the Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to such Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Currently, the Funds do not intend to typically provide initial margin in connection with uncleared swaps. However, rules requiring initial margin for uncleared swaps have been adopted and are being phased in over time. When these rules take effect, if a Fund is deemed to have material swaps exposure under applicable swap regulations, the Fund will be required to post initial margin in addition to variation margin.

Cleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. See “Risks of cleared swaps” below.

In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility (“SEF”) may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps that it has used in the past. When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a Fund or may be received by a Fund in accordance with margin controls set for such accounts. If the value of a Fund’s cleared swap declines, the Fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. Conversely, if the market value of a Fund’s position increases, the FCM will post additional “variation margin” to the Fund’s account. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

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Credit default swaps. The “buyer” of protection in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation (whether as a single debt instrument or as part of an index of debt instruments). The contingent payment by the seller generally is the face amount of the debt obligation, in return for the buyer’s obligation to make periodic cash payments and deliver in physical form the reference debt obligation or a cash payment equal to the then-current market value of that debt obligation at the time of the credit event. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

Purchasing protection through a credit default swap may be used to attempt to hedge against a decline in the value of debt security or securities due to a credit event. The seller of protection under a credit default swap receives periodic payments from the buyer but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. Selling protection under a credit default swap may also permit the seller to gain exposure that is similar to owning the reference debt obligation directly. As the seller of protection, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, such Fund would be subject to the risk that there would be a credit event and the Fund would have to make a substantial payment in the future.

Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration or default, or repudiation or restructuring of the reference debt obligation. There may be disputes between the buyer or seller of a credit default swap agreement or within the swaps market as a whole as to whether or not a credit event has occurred or what the payout should be which could result in litigation. In some instances where there is a dispute in the credit default swap market, a regional Determinations Committee set up by ISDA may make an official binding determination regarding the existence of credit events with respect to the reference debt obligation of a credit default swap agreement or, in the case of a credit default swap on an index, with respect to a component of the index underlying the credit default swap agreement. In the case of a credit default swap on an index, the existence of a credit event is determined according to the index methodology, which may in turn refer to determinations made by ISDA’s Determinations Committees with respect to particular components of the index.

ISDA’s Determinations Committees are comprised principally of dealers in the OTC derivatives markets which may have a conflicting interest in the determination regarding the existence of a particular credit event. In addition, in the sovereign debt market, a credit default swap agreement may not provide the protection generally anticipated because the government issuer of the sovereign debt instruments may be able to restructure or renegotiate the debt in such a manner as to avoid triggering a credit event. Moreover, (1) sovereign debt obligations may not incorporate common, commercially acceptable provisions, such as collective action clauses, or (2) the negotiated restructuring of the sovereign debt may be deemed non-mandatory on all holders. As a result, the determination committee might then not be able to determine, or may be able to avoid having to determine, that a credit event under the credit default agreement has occurred.

For these and other reasons, the buyer of protection in a credit default swap agreement is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, or the restructuring of sovereign debt, may not be deemed credit events under the credit default swap agreement. Therefore, if the credit default swap was purchased as a hedge or to take advantage of an anticipated increase in the value of credit protection for the underlying reference obligation, it may not provide any hedging benefit or otherwise increase in value as anticipated. Similarly, the seller of protection in a credit default swap agreement is subject to the risk that certain occurrences may be deemed to be credit events under the credit default swap agreement, even if these occurrences do not adversely impact the value or creditworthiness of the underlying reference debt obligation.

Interest rate swaps. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one party’s obligation is based on an interest rate fixed to maturity while the other party’s obligation is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime rate, commercial paper rate, or other benchmarks). Alternatively, both payment obligations may be based on an interest rate that changes in accordance with changes in a designated benchmark (also known as a “basis swap”). In a basis swap, the rates may be based on different benchmarks (for example, LIBOR versus commercial paper) or on different terms of the same benchmark (for example, one-month LIBOR versus three-month LIBOR). Each party’s payment obligation under an interest rate swap is determined by reference to a specified “notional” amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. Accordingly, barring swap counterparty or FCM default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to such Fund upon early termination of the swap.

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By swapping fixed interest rate payments for floating payments, an interest rate swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge interest rate risk. Interest rate swaps are generally used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. Similarly, a basis swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge against or speculate on the spread between the two indexes, or to manage duration. An interest rate swap transaction is affected by change in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

Inflation index swaps. An inflation index swap is a contract between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. Each party’s payment obligation under the swap is determined by reference to a specified “notional” amount of money. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value.

Equity total return swaps. A total return swap (also sometimes referred to as a synthetic equity swap or “contract for difference” when written with respect to an equity security or basket of equity securities) is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying reference instrument or index thereof taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. In return the other party makes payments, typically at a floating rate, calculated based on the notional amount.

Options on swap agreements. An option on a swap agreement generally is an OTC option (see the discussion above on OTC options) that gives the buyer of the option the right, but not the obligation, in return for payment of a premium to the seller, to enter into a previously negotiated swap agreement, or to extend, terminate or otherwise modify the terms of an existing swap agreement. The writer (seller) of an option on a swap agreement receives premium payments from the buyer and, in exchange, becomes obligated to enter into or modify an underlying swap agreement upon the exercise of the option by the buyer. When a Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs.

There can be no assurance that a liquid secondary market will exist for any particular option on a swap agreement, or at any particular time, and a Fund may have difficulty affecting closing transactions in particular options on swap agreements. Therefore, such Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap agreement. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap agreement. In the event that the option on a swap is exercised, the counterparty for such option would be the same counterparty with whom the Fund entered into the underlying swap.

However, if a Fund writes (sells) an option on a swap agreement, such Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received. Options on swap agreements involve the risks associated with derivative instruments generally, as described above, as well as the additional risks associated with both options and swaps generally.

Options on swap agreements are considered to be swaps for purposes of CFTC regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing. For more information, see “Cleared swaps” and “Risks of cleared swaps.”

An option on an interest rate swap (also sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest rate swap. A pay fixed option on an interest rate swap gives the buyer the right to establish a position in an interest rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term. Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest rate swap and therefore also the value of the option on the interest rate swap will change.

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An option on a credit default swap is a contract that gives the buyer the right (but not the obligation), in return for payment of a premium to the option seller, to enter into a new credit default swap on a reference entity at a predetermined spread on a future date. This spread is the price at which the contract is executed (the option strike price). Similar to a put option, in a payer option on a credit default swap, the option buyer pays a premium to the option seller for the right, but not the obligation, to buy credit protection on a reference entity (e.g., a particular portfolio security) at a predetermined spread on a future date. Similar to a call option, in a receiver option on a credit default swap the option buyer pays a premium for the right, but not the obligation to sell credit default swap protection on a reference entity or index. Depending on the movement of market spreads with respect to the particular referenced debt securities between the time of purchase and expiration of the option, the value of the underlying credit default swap and therefore the value of the option will change. Options on credit default swaps currently are traded OTC and the specific terms of each option on a credit default swap are negotiated directly with the counterparty.

Commodity-linked total return swaps. A commodity-linked total return swap is an agreement between two parties under which the parties agree to exchange a fixed return or interest rate on the notional amount of the swap for the return of a particular commodities index, commodity contract or basket of commodity contracts as if such notional amount had been invested in such index, commodity contract or basket of commodity contracts. For example, one party agrees to pay the other party the return on a particular index multiplied by the notional amount of the swap. In return, the other party makes periodic payments, such as at a floating interest rate, calculated based on such notional amount. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

Risks of swaps generally. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Funds will be successful in using swap agreements to achieve its investment goal depends on the ability of the Sub-Adviser correctly to predict which types of investments are likely to produce greater returns. If the Sub-Adviser, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of a Fund will be less than its performance would have been if it had not used the swap agreements.

The risk of loss to a Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to a Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If a Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a Fund’s risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to a Fund’s limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually widespread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. In addition, central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Funds’ swap transactions.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and, also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of the funds’ identities as intended.

Certain U.S. Internal Revenue Service (“IRS”) positions may limit each Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect a Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences. For more information about potentially changing regulation, see “Developing government regulation of derivatives” below.

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Risks of uncleared swaps. Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. A Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect such Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Risks of cleared swaps. As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by the Funds.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Funds are also subject to the risk that the FCM could use such Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with a Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.

Finally, the Funds are subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment to the executing broker.

Combined transactions. Each Fund may enter into multiple derivative instruments, and any combination of derivative instruments as part of a single or combined strategy (a “Combined Transaction”) when the Sub-Adviser believes it is in the best interests of the Fund to do so. A Combined Transaction will usually contain elements of risk that are present in each of its component transactions.

Although Combined Transactions are normally entered into based on the Sub-Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal(s), it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Securities Lending

Each Fund may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the securities that it lends. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

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Each Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for each Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to such Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, such Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Repurchase Agreements

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A “Business Day” is any day on which the New York Stock Exchange (“NYSE”) is open for regular trading. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund’s custodian bank until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of such Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Dollar Rolls

A dollar roll transaction involves a sale by a Fund of a security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. A dollar roll may be considered a borrowing giving rise to leverage. The securities that are repurchased will bear the same interest rate and a similar maturity as those sold, but the assets collateralizing these securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional investments, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. Dollar rolls involve the risk that the market value of the securities subject to a Fund’s forward purchase commitment may decline below, or the market value of the securities subject to a Fund’s forward sale commitment may increase above, the exercise price of the forward commitment. In the event the buyer of the securities files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the current sale portion of the transaction may be restricted.

Tax Risks

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Shares.

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INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

2.	Make loans, except to the extent permitted under the 1940 Act.

3.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business.

4.	Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

5.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

Except with the approval of a majority of the outstanding voting securities, the YieldMax AI Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to AI. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax ROKU Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to ROKU. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax SNOW Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to SNOW. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax ZM Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to ZM. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

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Except with the approval of a majority of the outstanding voting securities, the YieldMax ADBE Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to ADBE. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax NKE Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to NKE. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax ORCL Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to ORCL. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax INTC Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to INTC. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax BIIB Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to BIIB. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax BA Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to BA. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

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Except with the approval of a majority of the outstanding voting securities, the YieldMax TGT Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to TGT. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

In determining its compliance with the fundamental investment restriction on concentration, the Funds will look through to the underlying holdings of any affiliated investment company and will consider its entire investment in any investment company with a policy to concentrate, or having otherwise disclosed that it is concentrated, in a particular industry or group of related industries as being invested in such industry or group of related industries. Additionally, in determining its compliance with the fundamental investment restriction on concentration, the Funds will look through to the user or use of private activity municipal bonds to determine their industry.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares of a Fund from the listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the Investment Company Act of 1940; (2) the Fund no longer complies with the Exchange’s requirements for Shares; or (3) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove Shares of a Fund from listing and trading upon termination of such Fund.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Sub-Adviser, the Distributor, the Administrator, the Sub-Administrator, the Custodian, and the Transfer Agent, each of whom is discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Nominating and Governance Committee meets regularly with the CCO to discuss compliance and operational risks and the Audit Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.

The full Board also receives reports from the Adviser as to investment risks of the Funds. In addition to these reports, from time to time the full Board receives reports from the Administrator and the Adviser as to enterprise risk management.

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The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of each Fund’s investment management and business affairs are carried out by or through the Adviser, Sub-Adviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from a Fund’s and each other’s in the setting of priorities, the resources available, or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Eric W. Falkeis serves as Chairman of the Board and is an interested person of the Trust.

The Board is composed of a majority (75 percent) of Independent Trustees. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust, despite there being no Lead Independent Trustee. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Trust constitute a majority of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Tidal Trust II, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(2)
Javier Marquina Born: 1973	Trustee	Indefinite term; since 2022	Founder and Chief Executive Officer of ARQ Consultants Inc. (since 2019); Interim CEO for the Americas of Acciona Inmobiliaria (2020 to 2021); Head of Investment Team for Latin America for GLL Real Estate Partners (2016 to 2020); Self-employed real estate investment advisor advising institutional and private real estate investors in cross border property acquisitions and dispositions, as well as consulting research and market analysis (2015 to 2019).	56	Inmobiliaria Specturm
Michelle McDonough Born: 1980	Trustee	Indefinite term; since 2022	Chief Operating Officer, Trillium Asset Management LLC	56	Trillium Asset Management, LLC
Dave Norris Born: 1976	Trustee	Indefinite term; since 2022	Chief Operating Officer, RedRidge Diligence Services	56	None
Interested Trustee
Eric W. Falkeis(3) Born: 1973	President, Principal Executive Officer, Trustee, and Chairman	President and Principal Executive Officer since 2022, Indefinite term; Trustee, and Chairman, since 2022, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018); President and Principal Executive Officer (since 2018).	56	Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Interested Trustee, Direxion Fund, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014 to 2018); Trustee and Chairman of Tidal ETF Trust (since 2018).

(1)	The Trustees have designated a mandatory retirement age of 76, such that each Trustee, serving as such on the date he or she reaches the age of 76, shall submit his or her resignation not later than the last day of the calendar year in which his or her 76th birthday occurs.

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(2)	All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (the “Independent Trustees”).

(3)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Individual Trustee Qualifications.

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to serve effectively as Trustees of the Trust.

The Board has concluded that Mr. Marquina should serve as a Trustee because of his substantial business experience related to commercial real estate investment and business development through his current position as CEO and Founder at ARQ Consultants Inc., as well as through former positions. The Board believes Mr. Marquina’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Ms. McDonough should serve as a Trustee because of her substantial financial services experience, including experience with operations, compliance, IT, service provider oversight and management. For over a decade, Ms. McDonough has served as COO of Trillium Asset Management and in that capacity oversees all non-investment functions for the firm. The Board believes Ms. McDonough experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Norris should serve as a Trustee because of his substantial experience across a multitude of industries and operated businesses. Mr. Norris’ business operation experience consists of capital raising, business development, investor relations, strategic planning, treasury management, deal execution, restructuring oversight of back-office functions. Mr. Norris serves as the Trust’s Audit Committee Financial Expert. The Board believes Mr. Norris’ experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Falkeis should serve as a Trustee because of his substantial investment company experience and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services” or the “Transfer Agent”), a full service provider to ETFs, mutual funds, and alternative investment products, from 1997 to 2013, as well as a Trustee and Chairman of the Tidal ETF Trust, from 2018 to present. In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis, and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational, technological, and risk oversight related experience through his former position as Chief Operating Officer of the advisers to the Direxion mutual fund and ETF complex. The Board believes Mr. Falkeis’ experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Board Committees. The Board has established the following standing committees of the Board:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust and is chaired by an Independent Trustee. Mr. Norris is chair of the Audit Committee and he presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved written charter. The principal responsibilities of the Audit Committee include overseeing the Trust’s accounting and financial reporting policies and practices and its internal controls; overseeing the quality, objectivity and integrity of the Trust’s financial statements and the independent audits thereof; monitoring the independent auditor’s qualifications, independence, and performance; acting as a liaison between the Trust’s independent auditors and the full Board; pre-approving all auditing services to be performed for the Trust; reviewing the compensation and overseeing the work of the independent auditor (including resolution of disagreements between management and the independent auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; pre-approving all permitted non-audit services (including the fees and terms thereof) to be performed for the Trust; pre-approving all permitted non-audit services to be performed for any investment adviser or sub-adviser to the Trust by any of the Trust’s independent auditors if the engagement relates directly to the operations and financial reporting of the Trust; meeting with the Trust’s independent auditors as necessary to (1) review the arrangement for and scope of the annual audits and any special audits, (2) discuss any matters of concern relating to each Fund’s financial statements, (3) consider the independent auditors’ comments with respect to the Trust’s financial policies, procedures and internal accounting controls and Trust management’s responses thereto, and (4) review the form of opinion the independent auditors propose to render to the Board and each Fund’s shareholders; discussing with management and the independent auditor significant financial reporting issues and judgments made in connection with the preparation of each Fund’s financial statements; and reviewing and discussing reports from the independent auditors on (1) all critical accounting policies and practices to be used, (2) all alternative treatments within generally accepted accounting principles for policies and practices related to material items that have been discussed with management, (3) other material written communications between the independent auditor and management, including any management letter, schedule of unadjusted differences, or management representation letter, and (4) all non-audit services provided to any entity in the Trust that were not pre-approved by the Committee; and reviewing disclosures made to the Committee by the Trust’s principal executive officer and principal accounting officer during their certification process for each Fund’s Form N-CSR. As of the date of this SAI, the Audit Committee met one time with respect to the Funds.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially escalating further to other entities). As of the date of this SAI, the QLCC has not met with respect to the Trust.

Nominating and Governance Committee. The Board has a standing Nominating and Governance Committee that is composed of each of the Independent Trustees of the Trust. The Nominating and Governance Committee operates under a written charter approved by the Board. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating and Governance Committee generally will not consider nominees recommended by shareholders. The Nominating and Governance Committee is also responsible for, among other things, assisting the Board in its oversight of the Trust’s compliance program under Rule 38a-1 under the 1940 Act, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” Ms. McDonough is the chair of the Nominating and Governance Committee. The Nominating Committee meets periodically, as necessary, but at least annually. As of the date of this SAI, the Nominating and Governance Committee met one time with respect to the Trust.

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Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal Trust II, 234 W Florida St, Suite 203, Milwaukee, WI 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis(1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman	President and Principal Executive Officer since 2022, Indefinite term; Interested Trustee, Chairman, since 2022, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018); President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary of Tidal ETF Trust (since 2018).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer, Indefinite term; since 2022	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Chief Compliance Officer (since 2022), AML Compliance Officer (since 2023), Tidal ETF Trust; Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Vice President of the Trust	Indefinite term; since August 2023	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC; Assistant Treasurer, Tidal ETF Trust (since 2022).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since August 2023	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
Lissa M. Richter Born: 1979	Secretary	Indefinite term; since 2022	ETF Regulatory Manager, Tidal ETF Services LLC (Since 2021); Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC, (2005 to 2013).
Peter Chappy Born: 1975	Assistant Treasurer	Indefinite term; since August 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Product Owner, Allvue Systems (2022 to 2023); Senior Business Consultant, Refinitiv (2015 to 2022); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2008 to 2015).
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since August 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2005 to 2023).
Charles Ragauss Born: 1987	Vice President	Indefinite term; since 2022	Portfolio Manager, Toroso Investments, LLC (Since 2020); Chief Operating Officer (and other capacities) CSat Investment Advisory, L.P. (2016 to 2020).

(1)	Mr. Falkeis is considered an interested person of the Trust due to his positions as President, Principal Executive Officer and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Trustee Ownership of Shares. Each Fund is required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

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As of the date of this SAI, the Funds had not yet commenced operations and no Shares were outstanding.

Board Compensation

The Independent Trustees each receive a $10,000 retainer per year and $2,500 for each meeting attended, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. The Trust has no pension or retirement plan.

The following table shows the compensation estimated to be earned by each Trustee for the Funds’ current fiscal year ending October 31, 2024. Independent Trustee fees are an obligation of the Trust and are paid by the Adviser, as are other Trust expenses. The Trust pays the Adviser a unitary fee which the Adviser uses to pay Trust expenses. Trustee compensation shown below does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Estimated Aggregate Compensation From the Funds	Estimated Total Compensation From Fund Complex Paid to Trustees(1)
Interested Trustees
Eric W. Falkeis	$0	$0
Independent Trustees
Javier Marquina	$0	$25,000
Michelle McDonough	$0	$25,000
David Norris	$0	$25,000

(1)       Compensation is based on estimated amounts for the fiscal year ending October 31, 2024.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Funds.

As of the date of this SAI, the Funds had not yet commenced operations and no Shares were outstanding.

CODES OF ETHICS

The Trust, the Adviser and the Sub-Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser and the Sub-Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Funds. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust, the Adviser or the Sub-Adviser and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust, the Adviser or the Sub-Adviser.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be found at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

The Funds have each delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”), which have been adopted by the Trust as the policies and procedures that will be used when voting proxies on behalf of the Funds.

In the absence of a conflict of interest, the Adviser will generally vote “for” routine proposals, such as the election of directors, approval of auditors, and amendments or revisions to corporate documents to eliminate outdated or unnecessary provisions. Unusual or disputed proposals will be reviewed and voted on a case-by-case basis. The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of each Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.

When available, information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (866) 864-3968 or (2) on the SEC’s website at www.sec.gov.

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INVESTMENT ADVISER

Toroso Investments, LLC, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204 , serves as investment adviser to each Fund and has overall responsibility for the general management and administration of each Fund.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to each Fund and oversees the day-to-day operations of each Fund, subject to the direction and control of the Board. Under the Advisory Agreement, the Adviser is also responsible for arranging sub-advisory, transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping, and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by such Fund except for the Excluded Expenses, as defined in the Prospectus. For services provided to the Funds, each Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate based of 0.99% on the Fund’s average daily net assets.

The Advisory Agreement with respect to the Funds will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding, or sale of any security.

The Funds are new and have not paid fees to the Adviser as of the date of this SAI.

INVESTMENT SUB-ADVISER

The Adviser has retained ZEGA Financial, LLC, located at 3801 PGA Boulevard, Suite 600, Palm Beach Gardens, FL 33410 (“ZEGA” or the “Sub-Adviser”) to serve as the investment sub-adviser to each of the Funds, pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and ZEGA.

ZEGA

Pursuant to the Sub-Advisory Agreement, ZEGA is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold the Funds and trading portfolio securities on behalf of each Fund, subject to the supervision of the Adviser and the Board. ZEGA is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate based on each Fund’s average daily net assets per the following table:

Fund Net Asset Levels	Sub-Advisory Fee*
$0 to $250 million	0.09%
>$250 million to $500 million	0.08%
>$500 million to $1 billion	0.07%
> $1 billion	0.06%

* The sub-advisory fee is subject to a minimum of $36,000 per annum.

The Sub-Advisory Agreement will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually by (1) by the vote, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time, without penalty, by the Board, including a majority of the Independent Trustees, or by the vote of a majority of the outstanding voting securities of the respective Fund, on 60 days’ written notice to the Adviser and the Sub-Adviser, or by the Adviser or Sub-Adviser on 60 days’ written notice to the Trust and the other party. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by one or more of the Funds, except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by a Fund and paid by the Sub-Adviser include fees charged by Tidal ETF Services, LLC, the Fund’s administrator and an affiliate of the Adviser. See the section of the SAI titled “Administrator” for additional information about the Fund’s administrator. In addition to its sub-advisory fee, the Sub-Adviser may receive from the Adviser, in certain circumstances, a portion of the Adviser’s management fee in recognition of the risk it assumes in incurring the obligation to pay fund expenses as described above.

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PORTFOLIO MANAGERS

Each Fund is managed by Mick Brokaw Chief Compliance Officer and Director of Trading of the Sub-Adviser, Jay Pestrichelli Co-founder and Managing Director of the Sub-Adviser, Charles A. Ragauss, CFA, Portfolio Manager of the Adviser, and Qiao Duan, CFA, Portfolio Manager for the Adviser.

Other Accounts. In addition to the Funds, the portfolio managers managed the following other accounts as of August 31, 2023.

Mick Brokaw Chief Compliance Officer and Director of Trading of the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee
Registered Investment Companies	14	$975	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2,189	$475	0	$0

Jay Pestrichelli Co-founder and Managing Director of the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee
Registered Investment Companies	14	$975	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2,189	$475	0	$0

Charles A. Ragauss, CFA, Portfolio Manager of the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee
Registered Investment Companies	76	$5,605	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Qiao Duan, CFA, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee
Registered Investment Companies	28	$1,136	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Portfolio Manager Fund Ownership. The Funds are required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. The dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Funds had not yet commenced operations and no Shares were owned by the portfolio managers.

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Portfolio Manager Compensation

Each of Ms. Qiao Duan and Mr. Ragauss is compensated by the Adviser with a fixed salary and discretionary bonus based on the financial performance and profitability of the Adviser and not based on the performance of the Fund.

Each of Mr. Brokaw and Mr. Pestrichelli is compensated by a base salary and as equity owners of ZEGA, and therefore each benefits indirectly from the revenue generated from ZEGA’s Sub-Advisory Agreement with the Adviser.

Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Funds. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of trades by a Fund, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of any Fund. For instance, the portfolio managers may receive fees from certain accounts that are higher than the fees received from the Funds, or receive a performance-based fee on certain accounts. In those instances, a portfolio manager has an incentive to favor the higher and/or performance-based fee accounts over the Funds. To mitigate these conflicts, each of the Adviser and Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the firm manages are fairly and equitably allocated.

THE DISTRIBUTOR

The Trust and Foreside Fund Services, LLC (the “Distributor”) are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Funds and distributes Shares on a best efforts basis. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of each Fund and (2) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

The Funds are new and have not incurred any underwriting commissions and the Distributor has not retained any amounts as of the date of this SAI.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to each Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

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Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser or the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if they receive similar payments from their Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

If you have any additional questions, please call (866) 864-3968.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Disinterested Trustees”). The Plan may be continued from year-to-year only if the Board, including a majority of the Disinterested Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Board has determined that the Plan is likely to benefit the Funds by providing an incentive for brokers, dealers, and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to shareholders. The Board also determined that the Plan may enhance the Funds’ ability to sell shares and access important distribution channels.

The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing, or arranging for others to provide, shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (2) marketing and promotional services, including advertising; (3) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (4) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, mutual fund supermarkets, and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (7) such other services and obligations as are set forth in the Distribution Agreement.

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ADMINISTRATOR

Tidal ETF Services LLC (“Tidal” or the “Administrator”), an affiliate of the Adviser, serves as the Funds’ administrator. Tidal is located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. Pursuant to a Fund Administration Servicing Agreement between the Trust and Tidal, Tidal provides the Trust with, or arranges for, administrative, compliance, and management services (other than investment advisory services) to be provided to the Trust and the Board. Pursuant to the Fund Administration Servicing Agreement, officers or employees of Tidal serve as the Trust’s principal executive officer, principal financial officer, and chief compliance officer, Tidal coordinates the payment of Fund-related expenses, and Tidal manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

The Funds are new, and Tidal has not received any fees for administrative services to the Funds as of the date of this SAI.

SUB-ADMINISTRATOR AND TRANSFER AGENT

Global Fund Services, LLC, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ sub-administrator and transfer agent.

Pursuant to a Fund Sub-Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Global Fund Services, Global Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. In this capacity, Global Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Global Fund Services a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Global Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The Funds are new, and Global Fund Services has not received any fees for administrative services to the Funds as of the date of this SAI.

CUSTODIAN

Pursuant to a Custody Agreement, U.S. Bank National Association (“U.S. Bank”), 1555 North Rivercenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian (the “Custodian”) of each Fund’s assets. U.S. Bank is the parent company of Global Fund Services. The Custodian holds and administers the assets in the Funds’ portfolios. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1633 Broadway, New York, NY 10019, serves as legal counsel for the Trust and the Independent Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Funds.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day the Funds are open for business and through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).

DESCRIPTION OF SHARES

The Second Amended and Restated Declaration of Trust (“Declaration of Trust”) authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in such Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of such Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.

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Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters upon the written request of shareholders holding at least a majority of the outstanding shares of the Trust entitled to vote at such meeting. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee or officer of the Trust, and upon the due approval of the Trustees, each person who is, or has been an employee or agent of the Trust, and, upon due approval of the Trustees, any person who is serving or has served at the Trust’s request as a director, officer, partner, trustee, employee, agent, or fiduciary of another organization with respect to any alleged acts or omissions while acting within the scope of a Trustee’s service in such a position. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for a Trustee’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for a Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and the Adviser or Sub-Adviser, as applicable, from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser or Sub-Adviser, as applicable, will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

Each of the Adviser and the Sub-Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser or Sub-Adviser, as applicable, chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/ dealers. The Adviser or Sub-Adviser, as applicable, will also use electronic crossing networks (“ECNs”) when appropriate.

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Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Purchase and Redemption of Shares in Creation Units — Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash Creation Unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units — Creation Transaction Fee” and “ — Redemption Transaction Fee”, a Fund may determine to not charge a variable fee on certain orders when the Adviser or Sub-Adviser, as applicable, has determined that doing so is in the best interests of a Fund’s shareholders, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute such Fund’s portfolio transactions in connection with such orders.

The Adviser or Sub-Adviser, as applicable, may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser or Sub-Adviser, as applicable, does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser or Sub-Adviser, as applicable, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser or Sub-Adviser, as applicable, may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services, and computer software and access charges which are directly related to investment research.

Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser or Sub-Adviser, as applicable, but only if the Adviser or Sub-Adviser, as applicable, determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to (1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate, (2) cause clients to engage in more securities transactions than would otherwise be optimal, and (3) only recommend brokers that provide soft dollar benefits.

The Adviser or Sub-Adviser, as applicable, faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser or Sub-Adviser, as applicable, can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s or Sub-Adviser’s expenses to the extent that the Adviser or Sub-Adviser, as applicable, would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser or Sub-Adviser, as applicable, to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser or Sub-Adviser, as applicable, may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser or Sub-Adviser, as applicable, effectively cross subsidizing the other accounts managed by the Adviser or Sub-Adviser, as applicable, that benefit directly from the product. The Adviser or Sub-Adviser, as applicable, may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

The Adviser or Sub-Adviser, as applicable, is responsible, subject to oversight by the Board, for placing orders on behalf of each Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser or Sub-Adviser, as applicable, are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser or Sub-Adviser, as applicable. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The Funds are new and have not paid any brokerage commissions as of the date of this SAI.

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Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds or the Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

The Funds are new and have not paid brokerage commissions to any registered broker-dealer affiliates of the Funds or the Adviser as of the date of this SAI.

Directed Brokerage. The Funds are new and have not paid any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser.

Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Funds are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of Shares.

The Funds are new and did not own equity securities of its regular broker-dealers or their parent companies as of the date of this SAI.

PORTFOLIO TURNOVER RATE

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities and securities transferred in-kind) by the average market value of such Fund. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

The Funds are new and do not have portfolio turnover rates to report as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

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Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall act either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for regular trading.

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

Each Fund, through NSCC, make available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the applicable Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for a Fund may change from time to time.

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Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for orders to purchase Creation Units is expected to be 3:00 p.m. Eastern time for the Funds, which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units must be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, each Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of a Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 3:00 p.m. Eastern Time for the Fund (or such other time as specified by the Trust) on the contractual settlement date. If the applicable Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the contractual settlement date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the contractual settlement date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of such Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 3:00 p.m. Eastern Time for the applicable Fund, with the Custodian on the contractual settlement date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:00 p.m. Eastern Time for the applicable Fund on the contractual settlement date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

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Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the required Deposit Securities (or the cash value thereof) have been delivered to the account of the Custodian (or sub-custodian, as applicable), the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to the Funds for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 3:00 p.m. Eastern Time for the applicable Fund (or such other time as specified by the Trust) on the contractual settlement date. If the applicable Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the contractual settlement date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Notwithstanding the Trust’s ability to reject an order for creation units, the Trust will only do so in a manner consistent with Rule 6c-11 under the 1940 Act, and SEC guidance relating thereto, including the ability of the Trust to suspend orders only in limited times and extraordinary circumstances. Additionally, a suspension of creation units by the Trust, on behalf of each Fund, will not impair the arbitrage mechanism for investors.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. Each Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

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In addition, a variable fee, payable to the Funds, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
$300	2.00%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities (defined below) from the Trust to their account or on their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. If the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for a Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

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In addition, a variable fee, payable to each Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
$300	2.00%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 3:00 p.m. Eastern time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds will generally be made within two Business Days of the trade date.

The Trust may in its discretion exercise its option cause a Fund to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the applicable Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of such Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

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DETERMINATION OF NAV

NAV per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets, less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for the purpose of determining NAV. The NAV of ach Fund is calculated by Global Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating each Fund’s NAV per Share, such Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. The Funds may use various pricing services, or discontinue the use of any pricing service, as approved by the Adviser from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Taxes.”

General Policies. Each Fund intends to pay out dividends and interest income, if any, monthly, and distribute any net realized capital gains to its shareholders at least annually.

Each Fund will declare and pay income and capital gain distributions, if any, in cash. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”), in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Each Fund makes additional distributions to the extent necessary (1) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (2) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income at the Fund level.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the applicable Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the applicable Fund issued by the Trust of such Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Funds and their respective shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their respective shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

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The tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years before January 1, 2026. There were only minor changes with respect to the specific rules applicable to RICs, such as the Funds. The Tax Act, however, also made numerous other changes to the tax rules that may affect shareholders and the Funds. Subsequent legislation has modified certain changes to the U.S. federal income tax rules made by the Tax Act which may, in addition, affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how this legislation affects your investment in a Fund.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local, or foreign taxes.

Taxation of the Funds. Each Fund will elect and intends to qualify each year to be treated as a RIC under the Code. As such, each Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. Generally, to be taxed as a RIC, a Fund must distribute in each taxable year at least 90% of its net investment income for the taxable year, which includes, among other items, dividends, interest, net short-term capital gain and net foreign currency gain, less expenses, as well as 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

For purposes of the Diversification Requirement, exchange-traded options on a single security are, and listed over the counter options on a single security very likely are, treated as issued by the issuer of the underlying security, and not by the exchange or clearing house which legally issues the option. Thus, such options on a single security are treated as issued by a single issuer. There is no assurance that the Fund will be able to satisfy the Diversification Requirement. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the Diversification Test.

To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, such Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the applicable Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in such Fund’s NAV.

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Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, subject to special rules in the event the Fund makes an election under Section 4982(e)(4) of the Code, (commonly referred to as “post-October losses”), and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Each Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for either the one-year period ending on October 31 of that year, or, if the Fund makes an election under Section 4982(e)(4) of the Code, the Fund’s fiscal year, subject to an increase for any shortfall in the prior year’s distribution. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all of its net investment income and net capital gain to shareholders for each taxable year. If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax at regular corporate rates to the extent any such income or gains are not distributed. The Fund may elect to designate certain amounts retained as undistributed net capital gain as deemed distributions in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Taxation of Shareholders – Distributions. Each Fund intends to distribute monthly to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholders receive these distributions in cash or reinvest them in additional Shares.

Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporate shareholders, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at long-term capital gain rates.

Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain “qualified foreign corporations.” Subject to certain limitations, “qualified foreign corporations” include those incorporated in territories of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by a Fund from an ETF or an underlying fund taxable as a RIC or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund or REIT. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if such Fund does not meet certain holding period and other requirements with respect to dividend paying stocks in its portfolio, or the shareholder does not meet certain holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by a Fund of its net short-term capital gains will be taxable to shareholders as ordinary income.

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In the case of corporate shareholders, certain dividends received by a Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to a Fund from other RICs are not eligible for the dividends-received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders who have not held Shares for a full year should be aware that the Funds may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of such Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable to the shareholder even though it may economically represent a return of a portion of the shareholder’s investment.

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Taxation of Shareholders – Sale of Shares. A sale or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person, who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

 43

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares composing the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of each Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Fund Investments. Certain of each Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding fund-level income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve its qualification for treatment as a RIC. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments. In addition, because the tax rules applicable to such instruments may be uncertain under current law, an adverse determination or future IRS guidance with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a Fund-level tax.

Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that it is not subject to “backup withholding;” or (4) fails to provide a certified statement that it is a U.S. person (including a U.S. resident alien). The backup withholding rate is at a rate set under Section 3406 of the Code. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

Foreign Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to a U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year (based on a formula that factors in presence in the U.S. during the two preceding years as well). Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

 44

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on distributions of net investment income paid to (a) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (b) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation, except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are generally not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Funds if, for example, (1) such Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (2) such Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (3) Shares in such Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of the Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. In those states which have income tax laws, the tax treatment of the Funds and of shareholders of the Funds with respect to distributions by the Funds may differ from federal tax treatment.

FINANCIAL STATEMENTS

Financial statements and annual reports will be available after the Funds have completed a fiscal year of operations. When available, you may request a copy of each Fund’s annual report at no charge by calling (866) 864-3968 or through the Fund’s website at www.elevateshares.com.

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TIDAL TRUST II
PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.		Description of Exhibit
(a)	(i)	Certificate of Trust of Tidal Trust II (formerly, Tidal ETF Trust II) (the Trust or the Registrant), previously filed with the Trusts registration statement on Form N-1A on April 26, 2022, is hereby incorporated by reference.
	(ii)	Certificate of Amendment to Certificate of Trust previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
	(iii)	Registrants Second Amended and Restated Declaration of Trust previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
(iv)

Organizational Documents for Return Stacked Cayman Subsidiary (for the Return Stacked Bonds & Managed Futures ETF).

(1)    Investment Advisory Agreement previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.

(2)    Subsidiary Futures Trading Advisory Agreement previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.

(3)    Memorandum and Articles of Association previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.

(4)    Certificate of Incorporation previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.

(5)    Tax Undertaking previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.

(6)    Private Investment Company Custodian Agreement previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.

(v)

Organizational Documents for Newfound RSST Cayman Subsidiary (for the Return Stacked U.S. Stocks & Managed Futures ETF).

(1)   Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.

(2)   Subsidiary Futures Trading Advisory Agreement, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.

(3)   Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.

(4)   Certificate of Incorporation, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.

(5)   Tax Underwriting, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.

(6)   Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.

(vi)

Organizational Documents for CNIC Cayman Subsidiary (for the CNIC ICE U.S. Carbon Neutral Power Index ETF).

(1) Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.

(2) Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.

(3) Certificate of Incorporation, previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.

(4) Tax Undertaking, previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.

(5) Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.

(vii)

Organizational Documents for Blueprint-Chesapeake Cayman Subsidiary (for the Blueprint-Chesapeake Multi-Asset Trend ETF).

(1)  Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference..

(2)  Subsidiary Futures Trading Advisory Agreement between Toroso Investments, LLC and Chesapeake Capital Corporation (for the Blueprint-Chesapeake Cayman Subsidiary), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.

(3)  Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.

(4)  Certificate of Incorporation, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.

(5)  Tax Underwriting, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.

(6)  Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.

(b)		Registrants Amended and Restated By-Laws - previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
(c)		Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)	(i)	Investment Advisory Agreement between the Trust (on behalf of Carbon Collective Climate Solutions U.S. Equity ETF) and Toroso Investments, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
	(ii)	Investment Advisory Agreement between the Trust (on behalf of YieldMax AAPL Option Income Strategy ETF, YieldMax AMZN Option Income Strategy ETF, YieldMax BRK.B Option Income Strategy ETF, YieldMax COIN Option Income Strategy ETF, YieldMax META Option Income Strategy ETF, YieldMax GOOG Option Income Strategy ETF, YieldMax NFLX Option Income Strategy ETF, YieldMax NVDA Option Income Strategy ETF, YieldMax SQ Option Income Strategy ETF, YieldMax TSLA Option Income Strategy ETF, YieldMax ARKK Option Income Strategy ETF, YieldMax KWEB Option Income Strategy ETF, YieldMax GDX Option Income Strategy ETF, YieldMax XBI Option Income Strategy ETF, and YieldMax TLT Option Income Strategy ETF) and Toroso Investments, LLC previously filed with Post-Effective Amendment No. 32 on Form N-1A on November 21, 2022 and is incorporated herein by reference
(a)

First Amendment to Investment Advisory Agreement to add the following series:

YieldMax ABNB Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, YieldMax XOM Option Income Strategy ETF previously filed with Post-Effective Amendment No. 111 on Form N-1A on August 14, 2023 and is incorporated herein by reference.

(b)	Second Amendment to Investment Advisory Agreement to add the following series:
YieldMax ADBE Option Income Strategy ETF, YieldMax AI Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax TGT Option Income Strategy ETF and YieldMax ZM Option Income Strategy ETF – filed herewith.
	(iii)	Investment Advisory Agreement between the Trust (on behalf of Senior Secured Credit Opportunities ETF) and Toroso Investments, LLC - previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.
	(iv)	Investment Advisory Agreement between the Trust (on behalf of The Meet Kevin Pricing Power ETF, The Meet Kevin Select ETF, The Meet Kevin Moderate ETF (The Meet Kevin ETFs)) and Toroso Investments, LLC previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
	(v)	Investment Advisory Agreement between the Trust (on behalf REX Short MSTR ETF, REX Short COIN ETF, REX Short GME ETF, REX Short AMC ETF, REX Short PTON ETF, REX Short TLRY ETF, REX Short NKLA ETF, REX Short HOOD ETF, REX Short BYND ETF, and REX Short PENN ETF) and Toroso Investments, LLC to be filed by amendment.
	(vi)	Investment Advisory Agreement between the Trust (on behalf of Nicholas Fixed Income Alternative ETF) and Toroso Investments, LLC previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
	(vii)	Investment Advisory Agreement between the Trust (on behalf of Rex Daily Target 1.5X MSTR ETF) and Toroso Investments, LLC to be filed by amendment.
	(viii)	Investment Advisory Agreement between the Trust (on behalf of the Pinnacle Focused Opportunities ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
	(ix)	Investment Advisory Agreement between the Trust (on behalf of the Tactical Advantage ETF) and Toroso Investments, LLC previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
	(x)	Investment Advisory Agreement between the Trust (on behalf of the Veridien Climate Action ETF) and Toroso Investments, LLC previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
	(xi)	Investment Advisory Agreement between the Trust (on behalf of the Return Stacked Bonds & Managed Futures ETF and Return Stacked Global Stocks & Bonds ETF) and Toroso Investments, LLC previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(i) First amendment to the Investment Advisory Agreement adding Return Stacked U.S. Stocks & Managed Futures ETF, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.

(xii)	Investment Advisory Agreement between the Trust (on behalf of the DGA Absolute Return ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 79 on April 14, 2023.
(xiii)	Investment Advisory Agreement between the Trust (on behalf of the Tactical Advantage ETF) and Toroso Investments, LLC previously filed with Post-Effective Amendment No. 72 on April 6, 2023.
(xiv)	Investment Advisory Agreement between the Trust (on behalf of the Clouty Tune ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 76 on Form N-1A on April 13, 2023 and is incorporated herein by reference.
(xv)	Investment Advisory Agreement between the Trust (on behalf of the Roundhill Generative AI & Technology ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 88 on Form N-1A on May 12, 2023 and is incorporated herein by reference.
(xvi)	Investment Advisory Agreement between the Trust (on behalf of the CNIC ICE U.S. Carbon Neutral Power Index ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.
(xvii)	Investment Advisory Agreement between the Trust (on behalf of the Blueprint Chesapeake Multi-Asset Trend ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(xviii)	Investment Advisory Agreement between the Trust (on behalf of Cboe Validus S&P 500 Dynamic PutWrite Index ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and incorporated herein by reference.
(xix)	Investment Advisory Agreement between the Trust (on behalf of the Grizzle Growth ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 109 on Form N-1A on August 7, 2023 and is incorporated herein by reference.
(xx)	Investment Advisory Agreement between the Trust (on behalf of CoreValues Alpha Greater China Growth ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
(xxi)	Investment Advisory Agreement between the Trust (on behalf of Defiance Nasdaq 100 Enhanced Options Income ETF, Defiance S&P 500 Enhanced Options Income ETF, and Defiance R2000 Enhanced Options Income ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(xxii)	Investment Advisory Agreement between the Trust (on behalf of Hilton Small-MidCap Opportunity ETF) and Toroso Investments, LLC to be filed by amendment.
(xxiii)	Investment Advisory Agreement between the Trust (for the Quantify Absolute Income ETF) to be filed by amendment.
(xxiv)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Carbon Collective Investing, LLC (for the Carbon Collective Climate Solutions U.S. Equity ETF), previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(xxv)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and ZEGA Financial, LLC (for the YieldMax AAPL Option Income Strategy ETF, YieldMax AMZN Option Income Strategy ETF, YieldMax BRK.B Option Income ETF, YieldMax COIN Option Income Strategy ETF, YieldMax META Option Income Strategy ETF, YieldMax GOOG Option Income Strategy ETF, YieldMax NFLX Option Income Strategy ETF, YieldMax NVDA Option Income Strategy ETF, YieldMax SQ Option Income Strategy ETF, YieldMax TSLA Option Income Strategy ETF YieldMax ARKK Option Income Strategy ETF, YieldMax KWEB Option Income Strategy ETF, YieldMax GDX Option Income Strategy ETF, YieldMax XBI Option Income Strategy ETF, and YieldMax TLT Option Income Strategy ETF) previously filed with Post-Effective Amendment No. 32 on Form N-1A on November 21, 2022 and is incorporated herein by reference.
(i)

First Amendment to the Sub-Advisory Agreement adding:

YieldMax ABNB Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, YieldMax XOM Option Income Strategy ETF previously filed with Post-Effective Amendment No. 111 on Form N-1A on August 14, 2023 and is incorporated herein by reference.

(ii)

Second Amendment to the Sub-Advisory Agreement adding:

YieldMax ADBE Option Income Strategy ETF, YieldMax AI Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax TGT Option Income Strategy ETF and YieldMax ZM Option Income Strategy ETF – filed herewith.

(xxvi)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Platos Philosophy LLC (for The Meet Kevin ETFs) previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
(xxvii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and BluePath Capital Management, LLC (for the Nicholas Fixed Income Alternative ETF) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(xxviii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and ZEGA Financial, LLC (for the Nicholas Fixed Income Alternative ETF) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(xxix)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Pinnacle Family Advisors, LLC (for the Pinnacle Focused Opportunities ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(xxx)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Family Dynasty Advisors LLC (for the Tactical Advantage ETF) previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(xxxi)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Newfound Research LLC (for the Return Stacked Bonds & Managed Futures ETF and Return Stacked Global Stocks & Bonds ETF) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(i) First amendment to the Sub-Advisory Agreement adding Return Stacked U.S. Stocks & Managed Futures ETF, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.
(xxxii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Montrose Estate Capital Management, LLC d/b/a Days Global Advisors (for the DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 79 on April 14, 2023.
(xxxiii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Veridien Global Investors LLC (for the Veridien Climate Action ETF) previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(xxxiv)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Roundhill Financial Inc. (for the Roundhill Generative AI & Technology ETF), previously filed with Post-Effective Amendment No. 88 on Form N-1A on May 12, 2023 and is incorporated herein by reference.
(xxxv)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Chesapeake Capital Corporation (for the Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(xxxvi)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Blueprint Fund Management, LLC (for the Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(xxxvii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Grizzle Investment Management LLC (for the Grizzle Growth ETF), previously filed with Post-Effective Amendment No. 109 on Form N-1A on August 7, 2023 and is incorporated herein by reference.
(xxxviii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Cambria Investment Management, L.P. (for the Grizzle Growth ETF), previously filed with Post-Effective Amendment No. 109 on Form N-1A on August 7, 2023 and is incorporated herein by reference.
(xxxix)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and MSA Power Funds LLC (for the CoreValues Alpha Greater China Growth ETF, previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
(xl)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and ZEGA Financial, LLC (for the Defiance Nasdaq 100 Enhanced Options Income ETF, Defiance S&P 500 Enhanced Options Income ETF, and Defiance R2000 Enhanced Options Income ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(xli)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Newfound Research LLC (for the Return Stacked U.S. Stocks & Managed Futures ETF) to be filed by amendment.
(xliii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Hilton Capital Management, LLC (on behalf of Hilton Small-MidCap Opportunity ETF) to be filed by amendment.

	(xliii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Quantify Funds, LLC (for the Quantify Absolute Income ETF) to be filed by amendment.
(e)	(i)

Distribution Agreement between the Trust and Foreside Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.

(1) First Amendment to the Distribution Agreement (adding YieldMax AAPL Option Income ETF, YieldMax AMZN Option Income Strategy ETF, YieldMax BRK.B Option Income Strategy ETF, YieldMax COIN Option Income Strategy ETF, YieldMax META Option Income Strategy ETF, YieldMax GOOG Option Income Strategy ETF, YieldMax NFLX Option Income Strategy ETF, YieldMax NVDA Option Income Strategy ETF, YieldMax SQ Option Income Strategy ETF, YieldMax TSLA Option Income Strategy ETF, YieldMax ARKK Option Income Strategy ETF, YieldMax KWEB Option Income Strategy ETF, YieldMax GDX Option Income Strategy ETF, YieldMax XBI Option Income Strategy ETF, and YieldMax TLT Option Income Strategy ETF, and Senior Secured Credit Opportunities ETF) previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.

(2) Second Amendment to the Distribution Agreement (adding The Meet Kevin Pricing Power ETF, The Meet Kevin Select ETF, The Meet Kevin Moderate ETF) previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
(3) Third Amendment to the Distribution Agreement (adding REX Short MSTR ETF, REX Short COIN ETF, REX Short GME ETF, REX Short AMC ETF, REX Short PTON ETF, REX Short TLRY ETF, REX Short NKLA ETF, REX Short HOOD ETF, REX Short BYND ETF, REX Short PENN ETF, and Nicholas Fixed Income Alternative ETF) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference..
(4) Fourth Amendment to the Distribution Agreement (adding Pinnacle Focused Opportunities ETF, Veridien Climate Action ETF, and Rex 2X MSTR ETF, Rex 2X COIN ETF, Rex 2X GME ETF, Rex 2X AMC ETF, Rex 2X PTON ETF, Rex 2X TLRY ETF, Rex 2X NKLA ETF, Rex 2X HOOD ETF, Rex 2X BYND ETF, and Rex 2X PENN ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(5) Fifth Amendment to the Distribution Agreement (adding Return Stacked Bonds & Managed Futures ETF and Return Stacked Global Stocks & Bonds ETF) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(6) Sixth Amendment to the Distribution Agreement (adding DGA Absolute Return ETF, Tactical Advantage ETF, Clouty Tune ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Seventh Amendment to the Distribution Agreement (adding Roundhill Generative AI & Technology ETF and CNIC ICE U.S. Carbon Neutral Power Index ETF), previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.
(8) Eighth Amendment to the Distribution Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(9) Ninth Amendment to the Distribution Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax MSTR Option Income Strategy ETF, YieldMax ABNB Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, and YieldMax XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.

(10) Tenth Amendment to the Distribution Agreement (adding Return Stacked U.S. Stocks & Managed Futures ETF, Defiance Nasdaq 100 Enhanced Options Income ETF, Defiance S&P 500 Enhanced Options Income ETF, and Defiance R2000 Enhanced Options Income ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.

(11) Eleventh Amendment to the Distribution Agreement (adding CoreValues Alpha Greater China Growth ETF) YieldMax ADBE Option Income Strategy ETF, YieldMax AI Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax TGT Option Income Strategy ETF and YieldMax ZM Option Income Strategy ETF) - filed herewith.

(12) Twelfth Amendment to the Distribution Agreement (adding Hilton Small-MidCap Opportunity ETF) to be filed by amendment.

(13) Thirteenth Amendment to the Distribution Agreement (adding Quantify Absolute Income ETF) to be filed by amendment.
	(ii)	Form of Authorized Participant Agreement, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.

(iii)	Distribution Services Agreement between Toroso Investments, LLC and Foreside Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(f)		Not applicable.
(g)	(i)	Custodian Agreement between the Trust and U.S. Bank National Association, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(1) First Amendment to the Custodian Agreement (adding YieldMax AAPL Option Income Strategy ETF, YieldMax AMZN Option Income Strategy ETF, YieldMax BRK.B Option Income Strategy ETF, YieldMax COIN Option Income Strategy ETF, YieldMax META Option Income Strategy ETF, YieldMax GOOG Option Income Strategy ETF, YieldMax NFLX Option Income Strategy ETF, YieldMax NVDA Option Income Strategy ETF, YieldMax SQ Option Income Strategy ETF, and YieldMax TSLA Option Income ETF, YieldMax ARKK Option Income ETF, YieldMax KWEB Option Income ETF, YieldMax GDX Option Income Strategy ETF, YieldMax XBI Option Income Strategy ETF, and YieldMax TLT Option Income Strategy ETF, and Senior Secured Credit Opportunities ETF) previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.
(2) Second Amendment to the Custodian Agreement (adding The Meet Kevin Pricing Power ETF, The Meet Kevin Select ETF, The Meet Kevin Moderate ETF) previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
(3) Form of Third Amendment to the Custodian Agreement (adding REX Short MSTR ETF, REX Short COIN ETF, REX Short GME ETF, REX Short AMC ETF, REX Short PTON ETF, REX Short TLRY ETF, REX Short NKLA ETF, REX Short HOOD ETF, REX Short BYND ETF, and REX Short PENN ETF and Nicholas Fixed Income Alternative ETF) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(4) Fourth Amendment to the Custodian Agreement (adding Pinnacle Focused Opportunities ETF and Rex 2X MSTR ETF, Rex 2X COIN ETF, Rex 2X GME ETF, Rex 2X AMC ETF, Rex 2X PTON ETF, Rex 2X TLRY ETF, Rex 2X NKLA ETF, Rex 2X HOOD ETF, Rex 2X BYND ETF, and Rex 2X PENN ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(5) Fifth Amendment to the Custodian Agreement (adding Return Stacked Bonds & Managed Futures ETF and Return Stacked Global Stocks & Bonds ETF) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(6) Sixth Amendment to the Custodian Agreement (adding DGA Absolute Return ETF) previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Seventh Amendment to the Custodian Agreement (adding Tactical Advantage ETF and Clouty Tune ETF) previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(8) Eighth Amendment to the Custodian Agreement (adding Roundhill Generative AI & Technology ETF and CNIC ICE U.S. Carbon Neutral Power Index ETF), previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.
(9) Ninth Amendment to the Custodian Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(10) Tenth Amendment to the Custodian Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax MSTR Option Income Strategy ETF, YieldMax ABNB Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, and YieldMax XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.

(11) Eleventh Amendment to the Custodian Agreement (adding Return Stacked U.S. Stocks & Managed Futures ETF, Defiance Nasdaq 100 Enhanced Options Income ETF, Defiance S&P 500 Enhanced Options Income ETF, and Defiance R2000 Enhanced Options Income ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.

(12) Twelfth Amendment to the Custodian Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax ADBE Option Income Strategy ETF, YieldMax AI Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax TGT Option Income Strategy ETF and YieldMax ZM Option Income Strategy ETF) - filed herewith.

(13) Thirteenth Amendment to the Custodian Agreement (adding Hilton Small-MidCap Opportunity ETF) to be filed by amendment.

(14) Fourteenth Amendment to the Custodian Agreement (adding Quantify Absolute Income ETF) to be filed by amendment.

(ii)	Semi-Transparent ETF Custody Agreement between Tidal Trust II and U.S. Bank National Association previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(h)	(i)

Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.

(1) First Amendment to the Fund Administration Servicing Agreement (adding YieldMax AAPL Option Income Strategy ETF, YieldMax AMZN Option Income Strategy ETF, YieldMax BRK.B Option Income Strategy ETF, YieldMax COIN Option Income Strategy ETF, YieldMax META Option Income Strategy ETF, YieldMax GOOG Option Income Strategy ETF, YieldMax NFLX Option Income Strategy ETF, YieldMax NVDA Option Income Strategy ETF, YieldMax SQ Option Income Strategy ETF, YieldMax TSLA Option Income Strategy ETF, YieldMax ARKK Option Income Strategy ETF, YieldMax KWEB Option Income Strategy ETF, YieldMax GDX Option Income Strategy ETF, YieldMax XBI Option Income Strategy ETF, and YieldMax TLT Option Income Strategy ETF and Senior Secured Credit Opportunities ETF) previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.

(2) Second Amendment to the Fund Administration Servicing Agreement (adding The Meet Kevin Pricing Power ETF, The Meet Kevin Select ETF, The Meet Kevin Moderate ETF) Second Amendment to the Fund Administration Servicing Agreement (adding The Meet Kevin Pricing Power ETF, The Meet Kevin Select ETF, The Meet Kevin Moderate ETF) previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference. previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
(3) Third Amendment to the Fund Administration Servicing Agreement (adding REX Short MSTR ETF, REX Short COIN ETF, REX Short GME ETF, REX Short AMC ETF, REX Short PTON ETF, REX Short TLRY ETF, REX Short NKLA ETF, REX Short HOOD ETF, REX Short BYND ETF, REX Short PENN ETF, and Nicholas Fixed Income Alternative ETF) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(4) Fourth Amendment to the Fund Administration Servicing Agreement (adding Pinnacle Focused Opportunities ETF, Veridien Climate Action ETF, and Rex 2X MSTR ETF, Rex 2X COIN ETF, Rex 2X GME ETF, Rex 2X AMC ETF, Rex 2X PTON ETF, Rex 2X TLRY ETF, Rex 2X NKLA ETF, Rex 2X HOOD ETF, Rex 2X BYND ETF, and Rex 2X PENN ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(5) Fifth Amendment to the Fund Administration Servicing Agreement (adding Return Stacked Bonds & Managed Futures ETF and Return Stacked Global Stocks & Bonds ETF) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(6) Sixth Amendment to the Fund Administration Servicing Agreement (adding DGA Absolute Return ETF) previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Seventh Amendment to the Fund Administration Servicing Agreement (adding Tactical Advantage ETF and Clouty Tune ETF) previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(8) Eighth Amendment to the Fund Administration Servicing Agreement (adding Roundhill Generative AI & Technology ETF and CNIC ICE U.S. Carbon Neutral Power Index ETF), previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.
(9) Ninth Amendment to the Fund Administration Servicing Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(10) CCO Services Amendment to Fund Administration Servicing Agreement, previously filed with Post-Effective Amendment No. 88 on Form N-1A on May 12, 2023 and is incorporated herein by reference.
(11) Tenth Amendment to the Fund Administration Servicing Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax MSTR Option Income Strategy ETF, YieldMax ABNB Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, and YieldMax XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.
(12) Eleventh Amendment to the Fund Administration Servicing Agreement (adding Return Stacked U.S. Stocks & Managed Futures ETF, Defiance Nasdaq 100 Enhanced Options Income ETF, Defiance S&P 500 Enhanced Options Income ETF, and Defiance R2000 Enhanced Options Income ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(13) Twelfth Amendment to the Fund Administration Servicing Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax ADBE Option Income Strategy ETF, YieldMax AI Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax TGT Option Income Strategy ETF and YieldMax ZM Option Income Strategy ETF) - previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.

(14) Thirteenth Amendment to the Fund Administration Servicing Agreement (adding Hilton Small-MidCap Opportunity ETF) to be filed by amendment.
(15) Fourteenth Amendment to the Fund Administration Servicing Agreement (adding Quantify Absolute Income ETF) to be filed by amendment.
(ii)

Fund Sub-Administration Servicing Agreement between Tidal ETF Services LLC on behalf of the Trust and U.S. Bancorp Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.

(1) First Amendment to the Fund Sub-Administration Servicing Agreement (adding YieldMax AAPL Option Income Strategy ETF, YieldMax AMZN Option Income Strategy ETF, YieldMax BRK.B Option Income Strategy ETF, YieldMax COIN Option Income Strategy ETF, YieldMax META Option Income Strategy ETF, YieldMax GOOG Option Income Strategy ETF, YieldMax NFLX Option Income Strategy ETF, YieldMax NVDA Option Income Strategy ETF, YieldMax SQ Option Income Strategy ETF, YieldMax TSLA Option Income Strategy ETF YieldMax ARKK Option Income Strategy ETF, YieldMax KWEB Option Income Strategy ETF, YieldMax GDX Option Income Strategy ETF, YieldMax XBI Option Income Strategy ETF, YieldMax TLT Option Income Strategy ETF, and adding Senior Secured Credit Opportunities ETF) previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.

(2) Second Amendment to the Fund Sub-Administration Servicing Agreement (adding The Meet Kevin Pricing Power ETF, The Meet Kevin Select ETF, The Meet Kevin Moderate ETF) previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
(3) Form of Third Amendment to the Fund Sub-Administration Servicing Agreement (adding REX Short MSTR ETF, REX Short COIN ETF, REX Short GME ETF, REX Short AMC ETF, REX Short PTON ETF, REX Short TLRY ETF, REX Short NKLA ETF, REX Short HOOD ETF, REX Short BYND ETF, REX Short PENN ETF, and Nicholas Fixed Income Alternative ETF) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(4) Fourth Amendment to the Fund Sub-Administration Servicing Agreement (adding Pinnacle Focused Opportunities ETF, and Rex 2X MSTR ETF, Rex 2X COIN ETF, Rex 2X GME ETF, Rex 2X AMC ETF, Rex 2X PTON ETF, Rex 2X TLRY ETF, Rex 2X NKLA ETF, Rex 2X HOOD ETF, Rex 2X BYND ETF, and Rex 2X PENN ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(5) Fifth Amendment to the Fund Sub-Administration Servicing Agreement (adding Return Stacked Bonds & Managed Futures ETF and Return Stacked Global Stocks & Bonds ETF) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(6) Sixth Amendment to the Fund Sub-Administration Servicing Agreement (adding DGA Absolute Return ETF) previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Seventh Amendment to the Fund Sub-Administration Servicing Agreement (adding Tactical Advantage ETF and Clouty Tune ETF) previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(8) Eighth Amendment to the Fund Sub-Administration Servicing Agreement (adding Roundhill Generative AI & Technology ETF and CNIC ICE U.S. Carbon Neutral Power Index ETF), previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.
(9) Ninth Amendment to the Fund Accounting Servicing Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(10) Tenth Amendment to the Fund Sub-Administration Servicing Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax MSTR Option Income Strategy ETF, YieldMax ABNB Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, and YieldMax XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.

(11) Eleventh Amendment to the Fund Sub-Administration Servicing Agreement (adding Return Stacked U.S. Stocks & Managed Futures ETF, Defiance Nasdaq 100 Enhanced Options Income ETF, Defiance S&P 500 Enhanced Options Income ETF, and Defiance R2000 Enhanced Options Income ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.

(12) Twelfth Amendment to the Fund Sub-Administration Servicing Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax ADBE Option Income Strategy ETF, YieldMax AI Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax TGT Option Income Strategy ETF and YieldMax ZM Option Income Strategy ETF) - filed herewith.
(13) Thirteenth Amendment to the Fund Sub-Administration Servicing Agreement (adding Hilton Small-MidCap Opportunity ETF) to be filed by amendment.
(14) Fourteenth Amendment to the Fund Sub-Administration Servicing Agreement (adding Quantify Absolute Income ETF) to be filed by amendment.
(iii)	Semi-Transparent ETF Fund Sub-Administration Servicing Agreement previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(iv)

Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.

(1) First Amendment to the Fund Accounting Servicing Agreement (adding YieldMax AAPL Option Income Strategy ETF, YieldMax AMZN Option Income Strategy ETF, YieldMax BRK.B Option Income Strategy ETF, YieldMax COIN Option Income Strategy ETF, YieldMax META Option Income Strategy ETF, YieldMax GOOG Option Income Strategy ETF, YieldMax NFLX Option Income Strategy ETF, YieldMax NVDA Option Income Strategy ETF, YieldMax SQ Option Income Strategy ETF, YieldMax TSLA Option Income Strategy ETF, YieldMax ARKK Option Income Strategy ETF, YieldMax KWEB Option Income Strategy ETF, YieldMax GDX Option Income Strategy ETF, YieldMax XBI Option Income Strategy ETF, YieldMax TLT Option Income Strategy ETF, and Senior Secured Credit Opportunities ETF) - previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.

(2) Second Amendment to the Fund Accounting Servicing Agreement (adding The Meet Kevin Pricing Power ETF, The Meet Kevin Select ETF, The Meet Kevin Moderate ETF) previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
(3) Form of Third Amendment to the Fund Accounting Servicing Agreement (adding REX Short MSTR ETF, REX Short COIN ETF, REX Short GME ETF, REX Short AMC ETF, REX Short PTON ETF, REX Short TLRY ETF, REX Short NKLA ETF, REX Short HOOD ETF, REX Short BYND ETF, REX Short PENN ETF, and Nicholas Fixed Income Alternative ETF) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(4) Fourth Amendment to the Fund Accounting Servicing Agreement (adding Pinnacle Focused Opportunities ETF, and Rex 2X MSTR ETF, Rex 2X COIN ETF, Rex 2X GME ETF, Rex 2X AMC ETF, Rex 2X PTON ETF, Rex 2X TLRY ETF, Rex 2X NKLA ETF, Rex 2X HOOD ETF, Rex 2X BYND ETF, and Rex 2X PENN ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(5) Fifth Amendment to the Fund Accounting Servicing Agreement (adding Return Stacked Bonds & Managed Futures ETF and Return Stacked Global Stocks & Bonds ETF) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(6) Sixth Amendment to the Fund Accounting Servicing Agreement (adding DGA Absolute Return ETF) previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Seventh Amendment to the Fund Accounting Servicing Agreement (adding Tactical Advantage ETF and Clouty Tune ETF) previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(8) Eighth Amendment to the Fund Accounting Servicing Agreement (adding Roundhill Generative AI & Technology ETF and CNIC ICE U.S. Carbon Neutral Power Index ETF), previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.
(9) Ninth Amendment to the Transfer Agent Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(10) Tenth Amendment to the Fund Accounting Servicing Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax MSTR Option Income Strategy ETF, YieldMax ABNB Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, and YieldMax XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.

(11) Eleventh Amendment to the Fund Accounting Servicing Agreement (adding Return Stacked U.S. Stocks & Managed Futures ETF, Defiance Nasdaq 100 Enhanced Options Income ETF, Defiance S&P 500 Enhanced Options Income ETF, and Defiance R2000 Enhanced Options Income ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.

(12) Twelfth Amendment to the Fund Accounting Servicing Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax ADBE Option Income Strategy ETF, YieldMax AI Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax TGT Option Income Strategy ETF and YieldMax ZM Option Income Strategy ETF) - filed herewith.
(13) Thirteenth Amendment to the Fund Accounting Servicing Agreement (adding Hilton Small-MidCap Opportunity ETF) to be filed by amendment.
(14) Fourteenth Amendment to the Fund Accounting Servicing Agreement (adding Quantify Absolute Income ETF) to be filed by amendment.
(v)	Semi-Transparent ETF Trust Fund Accounting Servicing Agreement previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(vi)

Transfer Agent Agreement between the Trust and U.S. Bancorp Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.

(1) First Amendment to the Transfer Agent Agreement (adding YieldMax AAPL Option Income ETF, YieldMax AMZN Option Income Strategy ETF, YieldMax BRK.B Option Income Strategy ETF, YieldMax COIN Option Income Strategy ETF, YieldMax META Option Income Strategy ETF, YieldMax GOOG Option Income Strategy ETF, YieldMax NFLX Option Income Strategy ETF, YieldMax NVDA Option Income Strategy ETF, YieldMax SQ Option Income Strategy ETF, YieldMax TSLA Option Income Strategy ETF, YieldMax ARKK Option Income Strategy ETF, YieldMax KWEB Option Income Strategy ETF, YieldMax GDX Option Income Strategy ETF, YieldMax XBI Option Income Strategy ETF, and YieldMax TLT Option Income Strategy ETF, and Senior Secured Credit Opportunities ETF) previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.

(2) Second Amendment to the Transfer Agent Agreement (adding The Meet Kevin Pricing Power ETF, The Meet Kevin Select ETF, The Meet Kevin Moderate ETF) previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
(3) Form of Third Amendment to the Transfer Agent Agreement (adding REX Short MSTR ETF, REX Short COIN ETF, REX Short GME ETF, REX Short AMC ETF, REX Short PTON ETF, REX Short TLRY ETF, REX Short NKLA ETF, REX Short HOOD ETF, REX Short BYND ETF, REX Short PENN ETF, and Nicholas Fixed Income Alternative ETF) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(4) Fourth Amendment to the Transfer Agent Agreement (adding Pinnacle Focused Opportunities ETF, and Rex 2X MSTR ETF, Rex 2X COIN ETF, Rex 2X GME ETF, Rex 2X AMC ETF, Rex 2X PTON ETF, Rex 2X TLRY ETF, Rex 2X NKLA ETF, Rex 2X HOOD ETF, Rex 2X BYND ETF, and Rex 2X PENN ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(5) Fifth Amendment to the Transfer Agent Agreement (adding Return Stacked Bonds & Managed Futures ETF and Return Stacked Global Stocks & Bonds ETF) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(6) Sixth Amendment to the Transfer Agent Agreement (adding DGA Absolute Return ETF) previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Seventh Amendment to the Transfer Agent Agreement (adding Tactical Advantage ETF and Clouty Tune ETF) previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(8) Eighth Amendment to the Transfer Agent Agreement (adding Roundhill Generative AI & Technology ETF and CNIC ICE U.S. Carbon Neutral Power Index ETF), previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.
(9)Ninth Amendment to the Transfer Agent Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(10) Tenth Amendment to the Transfer Agent Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax MSTR Option Income Strategy ETF, YieldMax ABNB Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, and YieldMax XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.
(11) Eleventh Amendment to the Transfer Agent Agreement (adding Defiance Nasdaq 100 Enhanced Options Income ETF, Defiance S&P 500 Enhanced Options Income ETF, and Defiance R2000 Enhanced Options Income ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.

(12) Twelfth Amendment to the Transfer Agent Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax ADBE Option Income Strategy ETF, YieldMax AI Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax TGT Option Income Strategy ETF and YieldMax ZM Option Income Strategy ETF) - filed herewith.
(13) Thirteenth Amendment to the Transfer Agent Agreement (adding Hilton Small-MidCap Opportunity ETF) to be filed by amendment.
(14) Fourteenth Amendment to the Transfer Agent Agreement (adding Quantify Absolute Income ETF) to be filed by amendment.
(vii)	Semi-Transparent ETF Transfer Agent Servicing Agreement previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(viii)	Fee Waiver Agreement between the Trust (on behalf of the Return Stacked Global Stocks & Bonds ETF) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(ix)	Powers of Attorney, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(x)	Futures Trading Advisory Agreement between Toroso Investments, LLC and ReSolve Asset Management SEZC (Cayman) (for the Return Stacked Bonds & Managed Futures ETF) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(i) First Amendment to the Futures Trading Advisory Agreement adding Return Stacked U.S. Stocks & Managed Futures ETF, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.
(xi)	Futures Trading Advisory Agreement between Toroso Investments, LLC and Chesapeake Capital Corporation (for the Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 103 on Form N-1A on June 30, 2023 and is incorporated herein by reference.
(xii)	Form of ETF Support Agreement by and among Toroso Investments, LLC, Tidal ETF Services, LLC, and one or more fund sponsor(s) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xiii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and various Aberdeen trusts (on behalf of each series) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xiv)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust and various BlackRock and iShares trusts (on behalf of each series) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xv)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Direxion Shares ETF Trust (on behalf of certain series of the Trust) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xvi)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Fidelity Merrimack Street Trust, Fidelity Covington Trust, Fidelity Commonwealth Trust (on behalf of certain series of the Trust) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xvii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xviii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and PIMCO ETF Trust and PIMCO Equity Series (on behalf of certain series of the Trust) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xix)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and ProShares Trust previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xx)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and The Select Sector SPDR Trust previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xxi)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and SPDR Series Trust, SPDR Index Shares Funds, and SSGA Active Trust previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.

	(xxii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and VanEck ETF (on behalf of certain series) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
	(xxiii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Vanguard Funds (on behalf of certain series) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
	(xxiv)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Cambria ETF Trust (on behalf of certain series) – filed herewith.
	(xxv)	Form of Fee Waiver Agreement between the Trust (on behalf of the DGA Absolute Return ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 79 on April 14, 2023.
	(xxvi)	Fee Waiver Agreement between the Trust (on behalf of the DGA Absolute Return ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 111 on Form N-1A on August 14, 2023 and is incorporated herein by reference.
	(xxvii)	Fee Waiver Agreement between the Trust (on behalf of the CoreValues Alpha Greater China Growth ETF) and Toroso Investments, LLC– previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
(i)	(i)	Opinion and Consent of Counsel (for the Carbon Collective Climate Solutions U.S. Equity ETF), previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
	(ii)	Opinion and Consent of Counsel (for the YieldMax AAPL Option Income Strategy ETF, YieldMax AMZN Option Income Strategy ETF, YieldMax BRK.B Option Income Strategy ETF, YieldMax COIN Option Income Strategy ETF, YieldMax META Option Income Strategy ETF, YieldMax GOOG Option Income Strategy ETF, YieldMax NFLX Option Income Strategy ETF, YieldMax NVDA Option Income Strategy ETF, YieldMax SQ Option Income Strategy ETF, and YieldMax TSLA Option Income Strategy ETF) previously filed with Post-Effective Amendment No. 32 on Form N-1A on November 21, 2022 and is incorporated herein by reference.
	(iii)	Opinion and Consent of Counsel (for the YieldMax ARKK Option Income Strategy ETF, YieldMax KWEB Option Income Strategy ETF, YieldMax GDX Option Income Strategy ETF, YieldMax XBI Option Income Strategy ETF, and YieldMax TLT Option Income Strategy ETF) previously filed with Post-Effective Amendment No. 33 on Form N-1A on November 21, 2022 and is incorporated herein by reference.
	(iv)	Opinion and Consent of Counsel (for the Senior Secured Credit Opportunities ETF) previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.
	(v)	Opinion and Consent of Counsel (for The Meet Kevin Pricing Power ETF, The Meet Kevin Select ETF, The Meet Kevin Moderate ETF) previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
	(vi)	Opinion and Consent of Counsel (for the REX Short MSTR ETF, REX Short COIN ETF, REX Short GME ETF, REX Short AMC ETF, REX Short PTON ETF, REX Short TLRY ETF, REX Short NKLA ETF, REX Short HOOD ETF, REX Short BYND ETF, and REX Short PENN ETF) to be filed by amendment.
	(vii)	Opinion and Consent of Counsel (for the Nicholas Fixed Income Alternative ETF) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
	(viii)	Opinion and Consent of Counsel (for the Rex 2X MSTR ETF, Rex 2X COIN ETF, Rex 2X GME ETF, Rex 2X AMC ETF, Rex 2X PTON ETF, Rex 2X TLRY ETF, Rex 2X NKLA ETF, Rex 2X HOOD ETF, Rex 2X BYND ETF, and Rex 2X PENN ETF) to be filed by amendment.
	(ix)	Opinion and Consent of Counsel (for the Pinnacle Focused Opportunities ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
	(x)	Opinion and Consent of Counsel (for the Tactical Advantage ETF) previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
	(xi)	Opinion and Consent of Counsel (for the Return Stacked Bonds & Managed Futures ETF and Return Stacked Global Stocks & Bonds ETF) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
	(xi)	Opinion and Consent of Counsel (for the DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 79 on April 14, 2023.
	(xii)	Opinion and Consent of Counsel (for the Veridien Climate Action ETF) previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
	(xiii)	Opinion and Consent of Counsel (for the Clouty Tune ETF), previously filed with Post-Effective Amendment No. 76 on Form N-1A on April 13, 2023 and is incorporated herein by reference.
	(xiv)	Opinion and Consent of Counsel (for the Roundhill Generative AI & Technology ETF), previously filed with Post-Effective Amendment No. 88 on Form N-1A on May 12, 2023 and is incorporated herein by reference.
	(xv)	Opinion and Consent of Counsel (for the CNIC ICE U.S. Carbon Neutral Power Index ETF), previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.
	(xvi)	Opinion and Consent of Counsel (for the Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
	(xvii)	Opinion and Consent of Counsel (for the Cboe Validus S&P 500 Dynamic PutWrite Index ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.
	(xviii)	Opinion and Consent of Counsel (for the Grizzle Growth ETF), previously filed with Post-Effective Amendment No. 109 on Form N-1A on August 7, 2023 and is incorporated herein by reference.

(xix)	Opinion and Consent of Counsel (for Psychedelics Companies), previously filed with Post-Effective Amendment No. 109 on Form N-1A on August 7, 2023 and is incorporated herein by reference.
(xx)	Opinion and Consent of Counsel (for the YieldMax ABNB Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, and YieldMax XOM Option Income Strategy ETF) previously filed with Post-Effective Amendment No. 111 on Form N-1A on August 14, 2023 and is incorporated herein by reference.
	(xxi)	Opinion and Consent of Counsel (for the CoreValues Alpha Greater China Growth ETF), previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
	(xxii)	Opinion and Consent of Counsel (for the Defiance Nasdaq 100 Enhanced Options Income ETF, Defiance S&P 500 Enhanced Options Income ETF, and Defiance R2000 Enhanced Options Income ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
	(xxiii)	Opinion and Consent of Counsel (for the Return Stacked U.S. Stocks & Managed Futures ETF) , previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.
	(xxiv)	Opinion and Consent of Counsel (for the YieldMax ADBE Option Income Strategy ETF, YieldMax AI Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax TGT Option Income Strategy ETF and YieldMax ZM Option Income Strategy ETF) - filed herewith.
	(xxv)	Opinion and Consent of Counsel (for the Hilton Small-MidCap Opportunity ETF) to be filed by amendment.
	(xxvi)	Opinion and Consent of Counsel (for the Quantify Absolute Income ETF) to be filed by amendment.
(j)		Consent of Independent Registered Accounting Firm - Not Applicable.
(k)		Not applicable.
(l)	(i)	Subscription Agreement, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
	(ii)	Letter of Representations between the Trust and Depository Trust Company to be filed by subsequent amendment.
(m)		Amended Rule 12b-1 Plan, previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
(n)		Not applicable.
(o)		Reserved.
(p)	(i)	Code of Ethics for Tidal Trust II, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
	(ii)	Code of Ethics for Toroso Investments, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
	(iii)	Code of Ethics Carbon Collective Investing, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
	(iv)	Code of Ethics for Distributor not applicable per Rule 17j-1(c)(3).
	(v)	Code of Ethics for Platos Philosophy LLC previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
	(vi)	Code of Ethics for ZEGA Financial, LLC previously filed with Post-Effective Amendment No. 32 on Form N-1A on November 21, 2022 and is incorporated herein by reference
	(vii)	Code of Ethics for BluePath Capital Management, LLC previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
	(viii)	Code of Ethics for Pinnacle Family Advisors, LLC, previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
	(ix)	Code of Ethics for Veridien Global Investors LLC previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
	(x)	Code of Ethics for Family Dynasty Advisors LLC previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
	(xi)	Code of Ethics for Newfound Research LLC previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
	(xii)	Code of Ethics for ReSolve Asset Management SEZC (Cayman) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
	(xiii)	Code of Ethics for Roundhill Financial Inc., previously filed with Post-Effective Amendment No. 88 on Form N-1A on May 12, 2023 and is incorporated herein by reference.
	(xiv)	Code of Ethics for Montrose Estate Capital Management, LLC d/b/a Days Global Advisors, previously filed with Post-Effective Amendment No. 91 on Form N-1A on May 24, 2023 and is incorporated herein by reference.
	(xv)	Code of Ethics for Chesapeake Capital Corporation previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.

(xvi)	Code of Ethics for Blueprint Fund Management, LLC previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(xvii)	Code of Ethics for Grizzle Investment Management LLC, previously filed with Post-Effective Amendment No. 109 on Form N-1A on August 7, 2023 and is incorporated herein by reference.
(xviii)	Code of Ethics for Cambria Investment Management, L.P., previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
(xix)	Code of Ethics for Hilton Capital Management, LLC – to be filed by amendment.
(xx)	Code of Ethics for MSA Power Funds LLC, previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
(xxi)	Code of Ethics for Quantify Funds, LLC to be filed by amendment.

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article VII of the Registrants Second Amendment and Restated Declaration of Trust. The general effect of this provision is to indemnify the Trustees, officers, employees and other agents of the Trust who are parties pursuant to any proceeding by reason of their actions performed in their scope of service on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the Securities Act), the Registrant furnishes the following undertaking: Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

This Item incorporates by reference each investment advisers Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC, as listed below. Each Form ADV may be obtained, free of charge, at the SECs website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trusts Statement of Additional Information.

Investment Adviser	SEC File No.
Toroso Investments, LLC	801-76857
Carbon Collective Investing, LLC	801-119296
Platos Philosophy LLC	801-126714
ZEGA Financial, LLC	801-78723
BluePath Capital Management, LLC	801-122063
Pinnacle Family Advisors, LLC	801-78013
Newfound Research LLC	801-73042
Montrose Estate Capital Management, LLC	801-127176
Family Dynasty Advisors LLC	801-127497
Roundhill Financial Inc.	801-114971
Veridien Global Investors, LLC	801-127602
Chesapeake Capital Corporation	801-106985
Blueprint Fund Management, LLC	801-117790
Grizzle Investment Management LLC Cambria Investment Management, L.P. MSA Power Funds LLC Hilton Capital Management, LLC Quantify Funds, LLC	801-122682 801-71786 801-128292 801-60776 [ ]

Item 32. Principal Underwriter

(a)	Foreside Fund Services, LLC serves as principal underwriter for the Registrant and the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	Absolute Shares Trust
4.	Adaptive Core ETF, Series of Collaborative Investment Series Trust
5.	AdvisorShares Trust
6.	AFA Multi-Manager Credit Fund
7.	AGF Investments Trust
8.	AIM ETF Products Trust
9.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
10.	Alpha Intelligent Large Cap Growth ETF, Series of Listed Funds Trust
11.	Alpha Intelligent Large Cap Value ETF, Series of Listed Funds Trust

12.	AlphaCentric Prime Meridian Income Fund
13.	American Century ETF Trust
14.	Amplify ETF Trust
15.	Applied Finance Core Fund, Series of World Funds Trust
16.	Applied Finance Explorer Fund, Series of World Funds Trust
17.	Applied Finance Select Fund, Series of World Funds Trust
18.	ARK ETF Trust
19.	ASYMmetric ETFs Trust
20.	Bluestone Community Development Fund
21.	BondBloxx ETF Trust
22.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
23.	Bridgeway Funds, Inc.
24.	Brinker Capital Destinations Trust
25.	Brookfield Real Assets Income Fund Inc.
26.	Build Funds Trust
27.	Calamos Convertible and High Income Fund
28.	Calamos Convertible Opportunities and Income Fund
29.	Calamos Dynamic Convertible and Income Fund
30.	Calamos Global Dynamic Income Fund
31.	Calamos Global Total Return Fund
32.	Calamos Strategic Total Return Fund
33.	Carlyle Tactical Private Credit Fund
34.	Cboe Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
35.	Cboe Vest S&P 500 Dividend Aristocrats Target Income Fund, Series of World Funds Trust
36.	Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
37.	Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust
38.	Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
39.	Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust
40.	Center Coast Brookfield MLP & Energy Infrastructure Fund
41.	Changebridge Capital Long/Short ETF, Series of Listed Funds Trust
42.	Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust
43.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
44.	Clifford Capital International Value Fund, Series of World Funds Trust
45.	Clifford Capital Partners Fund, Series of World Funds Trust
46.	Cliffwater Corporate Lending Fund
47.	Cliffwater Enhanced Lending Fund
48.	Cohen & Steers Infrastructure Fund, Inc.
49.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
50.	CornerCap Group of Funds
51.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
52.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
53.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
54.	Davis Fundamental ETF Trust
55.	Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions
57.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
58.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
59.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
60.	Defiance Quantum ETF, Series of ETF Series Solutions
61.	Direxion Shares ETF Trust
62.	Dividend Performers ETF, Series of Listed Funds Trust
63.	Dodge & Cox Funds
64.	DoubleLine ETF Trust
65.	DoubleLine Opportunistic Credit Fund
66.	DoubleLine Yield Opportunities Fund
67.	Eaton Vance NextShares Trust
68.	Eaton Vance NextShares Trust II
69.	EIP Investment Trust
70.	Ellington Income Opportunities Fund
71.	Esoterica Thematic ETF Trust
72.	ETF Opportunities Trust
73.	Evanston Alternative Opportunities Fund

74.	Exchange Listed Funds Trust
75.	Fiera Capital Series Trust
76.	FlexShares Trust
77.	FOMO ETF, Series of Collaborative Investment Series Trust
78.	Forum Funds
79.	Forum Funds II
80.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
81.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
82.	Grizzle Growth ETF, Series of Listed Funds Trust
83.	Guinness Atkinson Funds
84.	Harbor ETF Trust
85.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
87.	IDX Funds
88.	Innovator ETFs Trust
89.	Ironwood Institutional Multi-Strategy Fund LLC
90.	Ironwood Multi-Strategy Fund LLC
91.	John Hancock Exchange-Traded Fund Trust
92.	Kelly Strategic ETF Trust
93.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
94.	LifeGoal Conservative Wealth Builder ETF, Series of Northern Lights Fund Trust II
95.	LifeGoal Home Down Payment ETF, Series of Northern Lights Fund Trust II
96.	LifeGoal Wealth Builder ETF, Series of Northern Lights Fund Trust II
97.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
98.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
99.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
100.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
101.	Manor Investment Funds
102.	Merk Stagflation ETF, Series of Listed Funds Trust
103.	Milliman Variable Insurance Trust
104.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust
105.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
106.	Mohr Growth ETF, Series of Collaborative Investment Series Trust
107.	Morgan Creek - Exos Active SPAC Arbitrage ETF, Series of Listed Funds Trust
108.	Morningstar Funds Trust
109.	OTG Latin American Fund, Series of World Funds Trust
110.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
111.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
115.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
116.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
117.	Palmer Square Opportunistic Income Fund
118.	Partners Group Private Income Opportunities, LLC
119.	PENN Capital Funds Trust
120.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
121.	Perkins Discovery Fund, Series of World Funds Trust
122.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
123.	Plan Investment Fund, Inc.
124.	PMC Funds, Series of Trust for Professional Managers
125.	Point Bridge America First ETF, Series of ETF Series Solutions
126.	Preferred-Plus ETF, Series of Listed Funds Trust
127.	Putnam ETF Trust
128.	Quaker Investment Trust
129.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
130.	Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust
131.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
132.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
133.	Renaissance Capital Greenwich Funds
134.	Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust
135.	Reynolds Funds, Inc.
136.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
137.	RiverNorth Patriot ETF, Series of Listed Funds Trust (f/k/a RiverNorth Volition America Patriot ETF)

138.	RMB Investors Trust
139.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
140.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
141.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
142.	Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
143.	Roundhill Cannabis ETF, Series of Listed Funds Trust
144.	Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust
145.	Roundhill MEME ETF, Series of Listed Funds Trust
146.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
147.	Rule One Fund, Series of World Funds Trust
148.	Salient MF Trust
149.	Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust
150.	Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust
151.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
152.	SHP ETF Trust
153.	Six Circles Trust
154.	Sound Shore Fund, Inc.
155.	Sparrow Funds
156.	Spear Alpha ETF, Series of Listed Funds Trust
157.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
158.	STF Tactical Growth ETF, Series of Listed Funds Trust
159.	Strategy Shares
160.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
161.	Syntax ETF Trust
162.	Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust
163.	The B.A.D. ETF, Series of Listed Funds Trust
164.	The Community Development Fund
165.	The De-SPAC ETF, Series of Collaborative Investment Series Trust
166.	The Finite Solar Finance Fund
169.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
170.	Third Avenue Trust
171.	Third Avenue Variable Series Trust
172.	Tidal ETF Trust
173.	Tidal Trust II
174.	TIFF Investment Program
175.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
176.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
177.	Timothy Plan International ETF, Series of The Timothy Plan
178.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
179.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
180.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
181.	Total Fund Solution
182.	Touchstone ETF Trust
183.	TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
184.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
185.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
186.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
187.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
188.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
189.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
190.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
192.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
194.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
195.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
196.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
197.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
198.	Tuttle Capital Short Innovation ETF, Series of Collaborative Investment Series Trust
199.	U.S. Global Investors Funds
200.	Union Street Partners Value Fund, Series of World Funds Trust

201.	Variant Alternative Income Fund
202.	Variant Impact Fund
203.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
204.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
205.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
206.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
207.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
208.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
209.	VictoryShares Protect America ETF, Series of Victory Portfolios II
210.	VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II
211.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
212.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
213.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
214.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
215.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
216.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
217.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
218.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
219.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
220.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
221.	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
222.	VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
226.	West Loop Realty Fund, Series of Investment Managers Series Trust
227.	WisdomTree Trust
228.	WST Investment Trust
229.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrants underwriter. The Distributors main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Treasurer	Treasurer

(c)	Not applicable

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrants Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Registrants Custodian	U.S. Bank, National Association 1555 N. Rivercenter Drive Milwaukee, WI 53212

Registrants Principal Underwriter	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Registrants Investment Adviser	Toroso Investments, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204

Registrants Sub-Adviser	Carbon Collective Investing, LLC 1748 Shattuck Ave. PMB 164 Berkeley, CA 94709

Registrants Sub-Adviser	ZEGA Financial, LLC 3801 PGA Blvd. Palm Beach Gardens, FL 33410

Registrants Sub-Adviser	Platos Philosophy LLC 8164 Platinum Street Ventura, California 93004

Registrants Sub-Adviser	BluePath Capital Management, LLC dba Nicholas Wealth Management 218 Roswell Street NE Marietta, Georgia 30060

Registrants Sub-Adviser	Pinnacle Family Advisors, LLC 620 W. Republic Road Suite 104 Springfield, Missouri 65807

Registrants Sub-Adviser	Veridien Global Investors LLC 320 Post Road Darien, Connecticut 06820

Registrants Sub-Adviser	Newfound Research LLC 380 Washington Street, 2nd Floor Wellesley Hills, MA 02481

Registrants Futures Trading Advisor	ReSolve Asset Management SEZC (Cayman) 90 North Church Street Strathvale House, 5th Floor Georgetown, Grand Cayman, Cayman Islands, KY1-9012

Registrants Sub-Adviser	Montrose Estate Capital Management, LLC d/b/a Days Global Advisors 6363 Woodway Dr., Suite # 763 Houston, TX 77057

Registrants Sub-Adviser	Family Dynasty Advisors LLC 4601 S. Loop 289 #7 Lubbock TX 79424

Registrants Sub-Adviser	Roundhill Financial Inc. 154 West 14th Street, 2nd Floor New York, New York 10011

Registrants Sub-Adviser	Veridien Global Investors LLC 320 Post Road Darien, CT 06820

Registrants Sub-Adviser	Chesapeake Capital Corporation 308 Long Lane Richmond, Virginia 23221

Registrants Sub-Adviser	Blueprint Fund Management, LLC 1250 Revolution Mill Dr., Suite 150, Greensboro, NC 27405

Registrants Sub-Adviser	Grizzle Investment Management LLC 573 Coldstream Drive Berwyn, Pennsylvania 19312

Registrants Sub-Adviser	Cambria Investment Management, L.P. 3300 Highland Avenue Manhattan Beach, CA 90266

Registrants Sub-Adviser	Hilton Capital Management, LLC 1010 Franklin Avenue, Suite 300A Garden City, NY 11530

Registrants Sub-Adviser	Quantify Funds, LLC [ ]

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 130 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 130 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on October 6, 2023.

Tidal Trust II

/s/ Eric W. Falkeis
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on October 6, 2023.

Signature	Title

/s/ Eric W. Falkeis	President, Principal Executive Officer, and Trustee
Eric W. Falkeis

/s/ Dave Norris*	Trustee
David Norris

/s/ Michelle McDonough*	Trustee
Michelle McDonough

/s/ Javier Marquina*	Trustee
Javier Marquina

/s/ Aaron Perkovich	Treasurer (principal financial officer and principal accounting officer)
Aaron Perkovich

*By:	/s/ Eric W. Falkeis
Eric Falkeis, Attorney in Fact
By Power of Attorney

Exhibit Index

Exhibit No.	Description

(d)(ii)(b)	Second Amendment to the Investment Advisory Agreement
(d)(xxv)(ii)	Second Amendment to the Investment Sub-Advisory Agreement
(e)(i)(11)	Eleventh Amendment to the Distribution Agreement
(g)(i)(12)	Twelfth Amendment to the Custodian Agreement
(h)(ii)(12)	Twelfth Amendment to the Fund Sub-Administration Servicing Agreement
(h)(iv)(12)	Twelfth Amendment to the Fund Accounting Servicing Agreement
(h)(vi)(12)	Twelfth Amendment to the Transfer Agent Agreement
(h)(xxiv)	Rule 12d1-4 Fund of Funds Investment Agreement
(i)(xxiv)	Opinion and Consent of Counsel